PaineWebber PACE(SM)







                                             Going The

                                             Distance

                                             To Meet Your

                                             Financial Needs



                                             Semiannual Report
                                             January 31, 2001

PaineWebber PACE(SM)


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Table of Contents ......................................................    i
Introduction ...........................................................    1
PACE Money Market Investments ..........................................    2
PACE Government Securities Fixed Income Investments ....................    4
PACE Intermediate Fixed Income Investments .............................    6
PACE Strategic Fixed Income Investments ................................    8
PACE Municipal Fixed Income Investments ................................   10
PACE Global Fixed Income Investments ...................................   12
PACE Large Company Value Equity Investments ............................   15
PACE Large Company Growth Equity Investments ...........................   19
PACE Small/Medium Company Value Equity Investments .....................   22
PACE Small/Medium Company Growth Equity Investments ....................   24
PACE International Equity Investments ..................................   26
PACE International Emerging Markets Equity Investments .................   28
Financial Statements ...................................................   30
--------------------------------------------------------------------------------



The financial information included herein is taken from the records of the funds without examination by independent auditors who do not express an opinion thereon.

PAINEWEBBER PACE SELECT ADVISORS TRUST OFFERS DIFFERENT CLASSES OF SHARES REPRESENTING INTERESTS IN TWELVE SEPARATE PORTFOLIOS. DIFFERENT CLASSES OF SHARES AND/OR PORTFOLIOS ARE OFFERED BY SEPARATE PROSPECTUSES.

FOR MORE INFORMATION ON A PORTFOLIO OR CLASS OF SHARES, CONTACT YOUR FINANCIAL ADVISOR. HE OR SHE CAN SEND YOU A CURRENT PROSPECTUS RELATING TO A PORTFOLIO OR CLASS OF SHARES, WHICH INCLUDES A DISCUSSION OF INVESTMENT RISKS, SALES CHARGES, EXPENSES AND OTHER MATTERS OF INTEREST. PLEASE READ THE RELEVANT PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                      [This page intentionally left blank]

INTRODUCTION

DEAR PAINEWEBBER PACE(SM) SHAREHOLDER,

   We present you with the semiannual report for the PACE Portfolios, comprising the PaineWebber PACE Select Advisors Trust.

   In this report you will find summaries of the performance of each PACE Portfolio and comments from each of the investment advisors covering events for the six-month period ended January 31, 2001. Please note that the opinions of the advisors do not necessarily represent those of UBS PaineWebber Inc. or Mitchell Hutchins Asset Management Inc.

   It is important to remember that all markets can be volatile at times, and that investments will fluctuate in value over time. Historically, market downturns have provided opportunities for investors committed to their long-term investment goals. Consequently, in recognition of the needs of investors in today's environment, we remind you of the importance of a well-planned, well-diversified investment program designed for you with the help of your Financial Advisor. To meet these needs, the PACE Portfolios offer a wide choice of actively managed Portfolios that allow you to take advantage of investment opportunities as they arise.

   We appreciate the opportunity to help you achieve your financial goals. If you have any questions about the PaineWebber PACE Program or about PACE Select Advisors Trust, please contact your Financial Advisor.


Sincerely,





/s/ BRIAN M. STORMS                              /s/ BRUCE A. BURSEY
-------------------                              -------------------
BRIAN M. STORMS                                  BRUCE A. BURSEY
President and Chief Executive Officer            Executive Vice President
Mitchell Hutchins Asset Management Inc.          Investment Consulting Services
                                                 UBS PaineWebber Inc.



   This report is intended to assist investors in understanding how the Portfolios performed during the six-month period ended January 31, 2001. The views expressed in the Advisor's Comments sections are as of March 2001 and are those of the investment advisors. These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally or any Portfolio. The Portfolios are actively managed and their composition will differ over time; any specific securities discussed may or may not be current or future holdings of a Portfolio. We encourage you to consult your Financial Advisor regarding your personal investment program.

PACE MONEY MARKET INVESTMENTS

ADVISOR: Mitchell Hutchins Asset Management Inc.

PORTFOLIO MANAGER: Susan Ryan

OBJECTIVE: Current income consistent with preservation of capital and liquidity

INVESTMENT PROCESS: The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this fund. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental and private issuers. Security selection is based on the assessment of relative values and changes in market and economic conditions.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                       6 MONTHS   1 YEAR   5 YEARS    SINCE INCEPTION 8/24/95
----------------------------------------------------------------------------------------------
PACE Money Market Investments
  With PACE program fee*                 2.35%     4.54%     3.73%              3.73%
PACE Money Market Investments
  Without PACE program fee               3.12      6.12      5.30               5.30
90-Day U.S. T-Bill Index+                2.98      5.97      5.18               5.20
Lipper Money Market Funds Median         2.99      5.85      5.09               5.11
----------------------------------------------------------------------------------------------

    For PACE Money Market Investments, the 7-day current yield for the period ended January 31, 2001, was 5.60%, without PACE program fee. With the maximum PACE program fee, the 7-day current yield was 4.10%. The Portfolio's yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

*  The maximum annual PACE program fee is 1.5% of the value of PACE assets.
+ 90-Day U.S. T-Bills are promissory notes issued by the U.S. Treasury and sold through competitive bidding, with a short term maturity date, in this case, three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

    Past performance does not predict future performance. Investment returns and yields will vary. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Money Market Investments versus the 90-Day U.S. Treasury Bill Index and the Lipper Money Market Funds Median. It is important to note that PACE Money Market Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

   AN INVESTMENT IN PACE MONEY MARKET INVESTMENTS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

ADVISOR'S COMMENTS

   The six-month period ended January 31, 2001 marked a reversal of economic events that dominated the months preceding this reporting period, as inflation and economic growth slowed while interest rates reversed course. Aggressive rate hikes by the Federal Reserve (the Fed") during the first five months of 2000 helped to dramatically slow growth-- so much so that in January 2001, the Fed cut the Fed Funds rate twice by a total of 1%.

   These rate cuts helped to temporarily stimulate the stock markets, but an economy that has slowed to forecasts of negligible growth must overcome a number of recent negatives. They include sagging consumer confidence, a startling drop in the National Association of Purchasing Managers confidence index and a surge of new unemployment claims, all of which dimmed some of the brief optimism sparked by the Fed's recent actions.

   Uncertainty and bearish tendencies in the equity markets was a positive for fixed income assets. Relatively stable investments such as money market funds enjoyed their highest returns in years, combined with strong cash inflows from investors seeking relative safety. For the six-month period ended January 31, 2001, the Portfolio returned 3.12% (before the deduction of the maximum PACE program fee; 2.35% after the deduction of the maximum PACE program fee), compared to the 90-Day U.S. T-Bill Index return of 2.98%, and the Lipper Money Market Funds Median return of 2.99% for the same period.

   With forecasts of both inflation and real Gross Domestic Product (GDP) under 3% for 2001, the question remains whether the economy will fall into a recession or rebound during the second half of the year to achieve sustainable, although lower, growth. We believe the risks to the U.S. economy remain real, and we expect further rate reductions from the Fed. By the second half of this year, we expect the economy will begin to show signs of a recovery.

PACE MONEY MARKET INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                              1/31/01
-----------------------------------------------------------------------
Net Assets ($mm)                                                $74.4
Number of Issuers (excl Govts)                                     45
Weighted Average Maturity                                     61 days
-----------------------------------------------------------------------

PORTFOLIO COMPOSITION*                                        1/31/01
-----------------------------------------------------------------------
Commercial Paper                                                 61.3%
U.S. Government Agency Obligations                               15.3
Short-Term Corporate Obligations                                 14.4
Bank Obligations                                                 10.1
Money Market Funds                                                2.7
Liabilities in Excess of Other Assets                            -3.8
-----------------------------------------------------------------------
Total                                                           100.0%


TOP 10 HOLDINGS (EXCLUDING U.S. GOV'T AGENCY OBLIGATIONS)*    1/31/01
-----------------------------------------------------------------------
Receivables Capital                                               4.3%
Giro Funding                                                      4.1
Motorola                                                          3.9
Merrill Lynch                                                     3.6
Delaware Funding                                                  3.2
Banco Bilboa Vizcaya                                              2.7
Atlantis One Funding                                              2.7
CC (USA)                                                          2.7
Morgan Stanley Dean Witter                                        2.7
Beta Finance                                                      2.7
-----------------------------------------------------------------------
Total                                                            32.6%









  * Weightings represent percentages of net assets as of January 31, 2001. The Portfolio is actively managed and all holdings are subject to change.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

ADVISOR: Pacific Investment Management Company LLC (PIMCO")

PORTFOLIO MANAGER: Scott Mather

OBJECTIVE: Current income

INVESTMENT PROCESS: The Portfolio invests primarily in mortgage-backed securities along with U.S. government and agency securities of varying maturities. The Portfolio's dollar-weighted average duration normally ranges between one and seven years. (Duration is a measure of a bond portfolio's sensitivity to interest-rate changes.) PIMCO establishes duration targets based on its expectations for changes in interest rates, then positions the Portfolio to take advantage of yield curve shifts. Securities are chosen for their value relative to other similar securities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS    1 YEAR     5 YEARS   SINCE INCEPTION(o)
---------------------------------------------------------------------------------------------------
Before Deducting                  Class B*         N/A         N/A        N/A           2.62%
  Maximum Sales Charge            Class C**        N/A         N/A        N/A           3.76
  or PACE program fee             Class P#         9.03%      14.65%      6.77%         7.25
After Deducting                   Class B*         N/A         N/A        N/A          -2.38
  Maximum Sales Charge            Class C**        N/A         N/A        N/A           3.01
  or PACE program fee             Class P#         8.22       12.95       5.18          5.65
Lehman Brothers Mortgage-Backed
  Securities Index++                               8.21       13.88       7.08          7.49
Lipper Intermediate U.S. Government
  Funds Median                                     7.56       12.57       5.57          6.22
---------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class B--since inception -4.69%; Class C--since inception 0.63%; and Class P-- 1-year period, 9.83%; 5-year period 4.80%; and since inception 5.30%.

(o)Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 18, 2000 for Class B shares and December 4, 2000 for Class C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Lehman Brothers Mortgage-Backed Securities Index covers fixed rate securitized issues backed by the mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. Graduated Payment Mortgages are included but Graduated Equity Mortgages are not. The average weighted life is approximately eight years.

     Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Government Securities Fixed Income Investments versus the Lehman Brothers Mortgage- Backed Securities Index and the Lipper Intermediate U.S. Government Funds Median. It is important to note that PACE Government Securities Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

   For the six months ended January 31, 2001, the Portfolio's Class P shares outperformed the benchmarks. For the period, the Portfolio's Class P shares returned 9.03% (before the deduction of the PACE program fee; 8.22% after the deduction of the maximum PACE program fee), compared to the Lehman Brothers Mortgage-Backed Securities Index return of 8.21% and the Lipper Intermediate U.S. Government Funds Median return of 7.56%. The Portfolio's extended duration (a measure of price sensitivity to changes in interest rates) positively affected performance.

   Generally strong performance in the U.S. debt markets during the period was largely attributable to a downward shift in the yield curve, which was sparked by clear signs of slower economic growth. The Portfolio benefited from its overweight of GNMA securities. Investors sought the security of their AAA credit rating backed by the full faith and credit" of the United States, especially as the supply of Treasury securities continued to shrink. Although mortgage-backed securities suffered from lower interest rates later in the period, the Portfolio's mortgage-backed exposure continues to emphasize well-structured securities with stable cash flows.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
---------------------------------------------------------------
Weighted Average Duration                           2.79 yrs
Weighted Average Maturity                           4.96 yrs
Average Coupon                                          6.43%
Average Quality                                          AAA
Net Assets ($mm)                                      $200.8
Number of Securities                                     203
Bonds and Cash Equivalents                             200.9%
Liabilities in Excess of Other Assets                 -100.9%
---------------------------------------------------------------

ASSET ALLOCATION*                                    1/31/01
---------------------------------------------------------------
Agency Mortgage Pass-Throughs                          127.9%
CMOs (PAC/TAC)                                          33.5
U.S. Government Securities                              27.7
Cash & Equivalents                                       3.6
Corporate Obligations                                    0.1
Asset-Backed                                             8.1
Liabilities in Excess of Other Assets                 -100.9
---------------------------------------------------------------
Total                                                  100.0%






  *Weightings represent percentages of net assets as of January 31, 2001. The
   Portfolio is actively managed and all holdings are subject to change.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS

ADVISOR: Metropolitan West Asset Management, LLC (MWAM") (since October 2000)

PORTFOLIO MANAGER: Team

OBJECTIVE: Current income consistent with reasonable stability of principal

INVESTMENT PROCESS: MWAM decides to buy specific bonds for the Portfolio based on its value added strategies, with the goal of outperforming the Lehman Brothers Intermediate Government/Credit Index while maintaining below average volatility. These strategies are anchored by MWAM's long-term economic outlook and include managing interest rate risk through limited duration shifts, yield curve management, diversifying the Portfolio's investments across all permitted investment sectors while overweighting the most attractive sectors, identifying undervalued securities and aggressive execution. The Portfolio invests in bonds of varying maturities, but normally limits its overall duration (duration is a measure of the Portfolio's exposure to interest rate risk) to between two and four and one-half years. MWAM generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                               6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
---------------------------------------------------------------------------------------------------
Before Deducting                 Class B*          N/A        N/A        N/A            2.10%
  Maximum Sales Charge           Class C**         N/A        N/A        N/A            3.09
  or PACE program fee            Class P#          6.63%     11.26%      5.62%          5.93

After Deducting                  Class B*          N/A        N/A        N/A           -2.90
  Maximum Sales Charge           Class C**         N/A        N/A        N/A            2.34
  or PACE program fee            Class P#          5.84       9.60       4.05           4.36

Lehman Brothers Intermediate
  Government/Credit Index++                        7.61      12.34       6.28           6.77
Lipper Short-Intermediate Investment
  Grade Debt Funds Median                          6.35      10.45       5.54           6.07
---------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class B--since inception -4.44%; Class C--since inception 0.77%; and Class P-- 1-year period, 7.40%; 5-year period 3.75%; and since inception 4.14%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 14, 2000 for Class B shares and December 1, 2000 for Class C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Lehman Brothers Intermediate Government/Credit Index is a subset of the Lehman Government/Credit Index (investment grade bonds with at least one year to maturity) covering all issues with maturities between one and 10 years. The average weighted maturity is typically between four and five years.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Intermediate Fixed Income Investments versus the Lehman Brothers Intermediate Government/Credit Index and the Lipper Short-Intermediate Investment Grade Debt Funds Median. It is important to note that PACE Intermediate Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

   For the six months ended January 31, 2001, the Portfolio's Class P shares returned 6.63% (before the deduction of the PACE program fee; 5.84% after the deduction of the maximum PACE program fee) underperforming the Lehman Brothers Intermediate Government/Credit Index, which returned 7.61%.

   As of October 10, 2000, MWAM assumed responsibility for managing the Portfolio. As part of the transition from the previous investment advisor, Treasury issues were sold to establish the desired duration target while making cash available for investment in issues offering the potential for higher return, notably corporate issues. Portfolio duration, a measure of sensitivity to interest rates, remained neutral or slightly defensive to the benchmark for the reporting period, moving toward a longer duration as the period drew to a close.

   The two 50 basis point reductions by the Federal Reserve Board in January served to resuscitate a moribund market for spread product, particularly corporate bonds down the quality spectrum. Among corporate issues, we continue to focus on financial issuers, including banks, broker/dealers, insurers, and real estate investment trusts. The Portfolio's mortgage-backed and asset-backed exposure continues to emphasize well-structured securities with stable cash flow.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
--------------------------------------------------------------
Weighted Average Duration                           3.22 yrs
Weighted Average Maturity                           5.26 yrs
Average Coupon                                          7.19%
Net Assets ($mm)                                       133.5
Number of Securities                                     110
Bonds                                                   98.3%
Cash & Equivalents                                       1.7%
--------------------------------------------------------------

QUALITY DIVERSIFICATION*                             1/31/01
--------------------------------------------------------------
AAA                                                     38.3%
AA                                                      10.5
A                                                       28.2
BBB and below                                           22.6
Cash                                                     0.4
--------------------------------------------------------------
Total                                                  100.0%


ASSET ALLOCATION*                                    1/31/01
--------------------------------------------------------------
Corporate Securities                                    57.2%
Mortgage-Backed Securities                              28.1
U.S. Government/Agency Securities                        6.7
Asset-Backed Securities                                  6.3
Cash & Equivalents                                       1.7
--------------------------------------------------------------
Total                                                  100.0%





  *Weightings represent percentages of net assets as of January 31, 2001. The
   Portfolio is actively managed and all holdings are subject to change.

PACE STRATEGIC FIXED INCOME INVESTMENTS

ADVISOR: Pacific Investment Management Company LLC (PIMCO")

PORTFOLIO MANAGER: William C. Powers

OBJECTIVE: Total return consisting of income and capital appreciation

INVESTMENT PROCESS: The Portfolio invests primarily in investment grade bonds of governmental and private issuers in the United States and foreign countries. Its dollar-weighted average duration (a measure of sensitivity to interest rate changes) normally ranges between three and eight years. PIMCO seeks to invest in those areas of the bond market it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the Portfolio's mortgage-backed bonds and will also buy and sell securities to adjust the average portfolio duration, yield curve, sector and prepayment exposure, as appropriate.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
-----------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A            2.88%
  Maximum Sales Charge           Class C**          N/A         N/A        N/A            3.61
  or PACE program fee            Class P#           8.33%      13.78%      6.11%          7.63

After Deducting                  Class A*           N/A         N/A        N/A           -1.22
  Maximum Sales Charge           Class C**          N/A         N/A        N/A            2.86
  or PACE program fee            Class P#           7.52       12.08       4.52           6.03

Lehman Brothers Government/Credit Index++           8.02       13.76       6.46           7.16
Lipper Intermediate Investment
  Grade Debt Funds Median                           7.65       12.32       5.69           6.43
-----------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception -2.54%; Class C--since inception 1.61%; and Class P-- 1-year period, 9.92%; 5-year period 4.38%; and since inception 5.88%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 11, 2000 for Class A shares and December 1, 2000 for
    Class C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Lehman Brothers Government/Credit Index is composed of all investment grade bonds that have at least one year to maturity. The Index's total return comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Strategic Fixed Income Investments versus the Lehman Brothers Government/Credit Index and the Lipper Intermediate Investment Grade Debt Funds Median. It is important to note that PACE Strategic Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

   The Portfolio's Class P shares outperformed the Index for the six months ended January 31, 2001 (before deducting PACE program fee). For the period, the Portfolio's Class P shares returned 8.33% (before the deduction of the PACE program fee; 7.52% after the deduction of the maximum PACE program fee), compared to 8.02% and 7.65% for the Lehman Brothers Government/Credit Index and the Lipper Intermediate Investment Grade Debt Funds Median, respectively. Performance was helped by a gradual lengthening of the Portfolio's duration (a measure of sensitivity to interest rates) in response to falling interest rates.

   The two 50 basis point reductions (a basis point equals 1/100th of one percent) by the Federal Reserve Board in January served to resuscitate a moribund market for spread product, particularly corporate bonds down the quality spectrum. Although mortgage-backed securities can be expected to suffer from lower interest rates, the Portfolio's mortgage-backed exposure continues to emphasize well-structured securities with stable cash flow.

   U.S. Treasurys did well throughout most of the period. The euro rallied as investors shifted assets into Europe in expectation of a relatively benign slowdown compared to the U.S. We maintained exposure to emerging markets that have stabilized in response to funding packages from the International Monetary Fund.

   Looking forward, we intend to position the Portfolio defensively to protect against the impact of a slowing economy. We expect to maintain duration longer than the Lehman Brothers Government/Credit Index. Our yield curve positioning focuses on intermediate term assets while retaining long-end exposure to benefit from debt buybacks. We expect to continue to underweight corporates to protect against widening yield premiums arising from potential economic weakness. We are also limiting below-investment grade holdings to select upper-tier securities as credit quality remains a concern.

PACE STRATEGIC FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
--------------------------------------------------------------
Weighted Average Duration                           6.17 yrs
Weighted Average Maturity                           9.70 yrs
Average Coupon                                          6.89%
Net Assets ($mm)                                      $231.4
Bonds                                                  157.0%
Cash & Equivalents                                       5.8%
Liabilities in Excess of Other Assets                  -62.8%
--------------------------------------------------------------

QUALITY DIVERSIFICATION*                             1/31/01
--------------------------------------------------------------
AAA                                                    127.5%
AA                                                       4.0
A                                                       18.1
BBB                                                      7.4
BB & B                                                   5.8
Liabilities in Excess of Other Assets                  -62.8
--------------------------------------------------------------
Total                                                  100.0%

SECTOR ALLOCATION*                                   1/31/01
--------------------------------------------------------------
Agency/Mortgage Pass-Throughs                           53.3%
CMOs, ARMs Strips                                       40.4
Corporates                                              28.9
U.S. Government                                         24.8
Asset-Backed                                             8.4
Cash & Equivalents                                       5.8
Foreign                                                  0.8
Municipal Securities                                     0.4
Liabilities in Excess of Other Assets                  -62.8
--------------------------------------------------------------
Total                                                  100.0%







  *Weightings represent percentages of net assets as of January 31, 2001. The
   Portfolio is actively managed and all holdings are subject to change.

PACE MUNICIPAL FIXED INCOME INVESTMENTS

ADVISOR: Standish, Ayer & Wood, Inc. (Standish")

PORTFOLIO MANAGER: Christine H. Todd

OBJECTIVE: High current income exempt from Federal income tax

INVESTMENT PROCESS: In deciding which securities to buy for the Portfolio, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish may also make modest duration adjustments based on economic analyses and interest rate forecasts. Standish generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the Portfolio's return. Standish also may sell securities with weakening credit profiles or to adjust the average duration of the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
------------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A            -0.16%
  Maximum Sales Charge           Class C**          N/A         N/A        N/A             2.57
  or PACE program fee            Class P#           4.97%      10.06%      4.80%           5.36
After Deducting                  Class A*           N/A         N/A        N/A            -4.17
  Maximum Sales Charge           Class C**          N/A         N/A        N/A             1.82
  or PACE program fee            Class P#           4.19        8.42       3.24            3.79
Lehman Brothers Municipal
  Five-Year Index++                                 5.48        9.62       5.10            5.33
Lipper Intermediate Municipal
  Debt Funds Median                                 5.42       10.13       4.78            5.17
------------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class C--since inception 0.98%; and Class P--1-year period, 6.66%; 5-year period 3.05%; and since inception 3.69%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, January 23, 2001 for Class A shares and December 4, 2000 for Class C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Lehman Brothers Municipal Five-Year Index is a total return performance benchmark for the tax-exempt bond market. The Index is a sub-index of the Lehman Brothers Municipal Bond Index and includes all issues rated Aa/AA or higher with an average maturity of five years.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Municipal Fixed Income Investments versus the Lehman Brothers Municipal Five-Year Index and the Lipper Intermediate Municipal Debt Funds Median. It is important to note that PACE Municipal Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

   For the six-month period ended January 31, 2001, the Portfolio's Class P shares returned 4.97% (before the deduction of the PACE program fee; 4.19% after the deduction of the maximum PACE program fee), compared to 5.48% for the Lehman Brothers Municipal Five-Year Index, and 5.42% for the Lipper Intermediate Municipal Debt Funds Median. The Portfolio's Class P shares underperformed for the period as a whole, but the Portfolio was negatively affected by the unprecedented interest rate moves by the Federal Reserve (the Fed"). In January 2001, the Fed took the market by surprise with two rate reductions of 50 basis points each. (A basis point equals 1/100th of one percent.) The municipal yield curve steepened dramatically, and the Portfolio was not positioned to take advantage of the yield curve twist. The municipal market also suffered from poor liquidity during the reporting period, as institutions pulled back from participation.

   Duration was generally positive for the Portfolio's performance, as it held just slightly longer than the Index. In addition, the Portfolio's focus on high quality, including escrowed-to-maturity (ETM) and insured bonds was a definite plus, as was exposure to the high-performing states of California, Illinois and Washington, D.C. The Portfolio was insulated from the current utility crisis in California. However, because a continuing crisis and a state bailout could have a negative impact on California issues, the Portfolio plans to lower its market weighting of these obligations.

   For the coming months, we anticipate a flattening of the yield curve so that it more closely resembles the Treasury curve. Also, as the Fed action and the slowing U.S. economy are reflected in the municipal curve, the long end will probably show declining yields. We expect to continue to focus on sector rotation and security selection, utilizing our fundamental and quantitative analysis. Duration should continue to be slightly longer, but close to the benchmark. We expect to continue to overweight in the high quality, low volatility and high-yielding housing and sinking fund ETM bonds. We plan to also overweight revenue bonds, as this sector offers more yield and high quality in place of the risk of lower taxes that exists in the general obligation market.

PACE MUNICIPAL FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
---------------------------------------------------------------
Duration                                            4.55 yrs
Maturity                                            5.69 yrs
Average Coupon                                          6.23%
Net Assets ($mm)                                       $49.5
Bonds                                                   98.2%
Other Assets in Excess of Liabilities                    1.8%
---------------------------------------------------------------


TOP 5 SECTORS*                                       1/31/01
---------------------------------------------------------------
Insured                                                 30.2%
Federal Agency-Backed                                   20.0
Housing                                                 17.7
General Obligation                                      17.2
Revenue                                                  9.4
---------------------------------------------------------------
Total                                                   94.5%


TOP 5 STATES*                                        1/31/01
---------------------------------------------------------------
Texas                                                   11.0%
California                                               9.1
Washington, D.C.                                         7.0
Washington                                               5.5
Alaska                                                   5.4
---------------------------------------------------------------
Total                                                   38.0%


QUALITY DIVERSIFICATION**                            1/31/01
---------------------------------------------------------------
AAA and Agency-Backed Securities                        67.7%
AA                                                      21.1
A                                                       11.2
---------------------------------------------------------------
Total                                                  100.0%


  *Weightings represent percentages of net assets as of January 31, 2001. The
   Portfolio is actively managed and all holdings are subject to change. **Weightings represent percentages of portfolio assets as of January 31, 2001.
   The Portfolio is actively managed and all holdings are subject to change.

PACE GLOBAL FIXED INCOME INVESTMENTS

ADVISORS: Rogge Global Partners plc (Rogge Global Partners") and Fischer Francis Trees & Watts, Inc. (and affiliates) (FFTW")

PORTFOLIO MANAGER: Rogge Global Partners: Team led by Olaf Rogge; FFTW: Team, with David Marmon as portfolio manager

OBJECTIVE: High total return

ROGGE GLOBAL PARTNERS INVESTMENT PROCESS: Rogge Global Partners seeks to invest the Portfolio assets it manages in bonds of issuers in financially healthy countries because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for the Portfolio, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon in those countries. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the Portfolio. Rogge Global Partners generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the Portfolio assets it manages.

FFTW INVESTMENT PROCESS: FFTW divides the investment universe into three major blocs (Europe, the United States and Japan) and analyzes in each bloc trends in economic growth, inflation, monetary and fiscal policies. FFTW decides which securities to buy for the Portfolio by looking for investment opportunities where its opinions on the current economic environment of a bloc or country differ from those it judges to be reflected in current market valuations. FFTW generally sells securities when it has identified more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
------------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A            3.42%
  Maximum Sales Charge           Class C**          N/A         N/A        N/A            4.02
  or PACE program fee            Class Y+           N/A         N/A        N/A            0.37
                                 Class P#           2.91%       3.00%      2.66%          3.51
After Deducting                  Class A*           N/A         N/A        N/A           -0.76
  Maximum Sales Charge           Class C**          N/A         N/A        N/A            3.27
  or PACE program fee            Class Y+           N/A         N/A        N/A            0.37
                                 Class P#           2.14        1.46       1.13           1.97
Salomon Smith Barney World
  Government Bond Index (unhedged)++                3.18        3.67       3.33           3.81
Lipper Global Income Funds Median                   4.65        5.72       3.53           4.19
------------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception -0.92%; Class C--since inception 3.24%; and Class P-- 1-year period, -2.74%; 5-year period 0.98%; and since inception 1.99%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 11, 2000 for Class A shares, December 1, 2000 for Class C shares, and January 16, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as the trustee of the UBS PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Salomon Smith Barney World Government Bond Index (unhedged) is a market capitalization weighted index composed of straight (i.e., not floating rate or index-linked) government bonds with a one-year minimum maturity. The average maturity is seven years. The Index reflects 18 developed government bond markets. The performance is quoted in U.S. dollar terms (currency unhedged).

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Global Fixed Income Investments versus the Salomon Smith Barney World Government Bond Index (unhedged) and the Lipper Global Income Funds Median. It is important to note that PACE Global Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS

ROGGE GLOBAL PARTNERS

   The slowdown in the U.S. economy in the third and fourth quarters of 2000 was one of the sharpest retrenchments in recent years -- affecting both the new and old economies. With the decline in the stock market that started in April 2000, the economy could find no levers to maintain its footing as orders dropped off steeply. This environment was positive for global bonds and negative for the U.S. dollar as compared with European currencies. The U.S. dollar gained strength against the Japanese Yen as the Japanese economy slowed almost as quickly as the American.

   The third quarter of 2000 started poorly for our portion of the Portfolio as we favored European currencies, and the euro tracked lower as the U.S. economy remained strong even in the face of a declining stock market. However, by the end of fourth quarter, our portion had regained its losses on the back of a stronger euro and lower global interest rates.

   During the period, we increased the duration of the portion of the Portfolio that we advise to capture the decline in bond yields in the U.S. and Europe. We maintained our large underweight position in Japanese bonds while decreasing our weight in the Japanese Yen. We maintained our long position in European currencies and increased our weighting in European bonds. We reduced our Emerging Markets exposure as we felt that economic conditions were becoming difficult for the Emerging Markets. We decreased our corporate bond exposure as we felt that the economic slowdown would hurt corporate creditworthiness.

   Looking forward, we believe that the risks to the U.S. economy remain real, with dislocations that cannot be solved by interest rate cuts alone. As a result, we are moving to underweight the U.S. bond market. Because the Japanese economy continues to stagnate, we remain underweight in the yen and in Japanese Government Bonds. However, European economies continue to be resilient in the face of economic slowdown elsewhere, with timely tax cuts and healthy financials that should attract foreign investors and support the euro. The euro remains well above its lows of last year and looks set to hold these gains. We favor European assets and, in particular, we favor countries offering a spread over the core German market. These countries include Norway, Greece and Poland.

   We still see downside risks for the global economy. As most developed countries have steep yield curves, we favor longer duration bonds. Over time, however, we will monitor global growth for signs of a pickup and shift our duration accordingly.

FFTW

   As of October 10, 2000, FFTW assumed responsibility for managing a portion of the Portfolio.

   As the global economy slowed down in the latter half of 2000, the portion of the Portfolio that we advise was able to take advantage of opportunities both in directional risk and currency positions. This period proved to be a difficult environment for spread product, with spreads widening significantly during the fourth quarter. In January, the U.S. economy enjoyed a brief resurgence with strong equity markets and more positive consumption data. Also, the new administration's proposal of a large tax cut, combined with the 1.00% rate cut by the Fed, convinced many market participants that the slowdown would be a brief one, and that there would be an aggressive and coordinated effort from fiscal and monetary policies to prevent a recession. The positive turn that the U.S. took in January helped spread product globally, and the dollar was able to regain some of the ground it lost versus the euro in the final quarter of 2000.

   In the beginning of the third quarter, our portion was overweight in the U.S. market, with an overweight exposure concentrated in the longer end of the yield curve (10 and 30 year bonds). The position hurt incremental performance and both positions were moved to neutral; however, negative increment was netted out by the positive performance in Europe. We shifted from a neutral European duration position to an overweight position, which added to returns. In addition, within the European bloc, country selection had a positive impact on performance. In currencies, the negative impact of the short euro versus Swiss franc position was offset by the positive value of the short Swiss franc versus sterling position. With Japanese government bonds continuing to trade in a very narrow range, the overweight position in Japanese duration did not significantly affect performance.

   In currencies, our portion of the Portfolio moved from an underweight to an overweight euro versus U.S. dollar; this shift had a positive impact. In addition, a short yen versus dollar allocation late in the fourth quarter added to incremental return.

   In credit markets, a brief overweight in U.S. mortgages detracted from December's performance, yet, even as the corporate market underperformed Treasurys, security and sector selection added to incremental return.

   Our portion began 2001 with an overweight in U.S. and European duration positions. Both of these positions detracted from return as yields rallied during Fed Chairman Alan Greenspan's senate testimony. Japan was cautiously neutral with a bullish bias as the market waited to hear more economic data from that region. In currencies, our portion of the Portfolio cut its short yen versus dollar as Japan stabilized. The euro versus dollar position was reversed in January to overweight the dollar against the faltering European currency and this position added to incremental performance. In spread sectors, an overweight in high grade corporates in the banking and finance sectors was added in addition to the overweight in U.S. agencies.

PACE GLOBAL FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
---------------------------------------------------------------
Net Assets ($mm)                                       $98.7
Number of Securities                                      52


QUALITY DIVERSIFICATION*                             1/31/01
---------------------------------------------------------------
Cash & Equivalents                                      10.8%
U.S. Government                                         12.5
AAA                                                     36.3
AA                                                      27.9
A                                                       11.1
BBB                                                      0.4
BB                                                       1.0
---------------------------------------------------------------
Total                                                  100.0%


TOP 5 COUNTRIES*                                     1/31/01
---------------------------------------------------------------
United States                                           42.6%
Germany                                                 17.2
Japan                                                   18.6
Canada                                                   3.1
Netherlands                                              6.3
---------------------------------------------------------------
Total                                                   87.8%




  *Weightings represent percentages of net assets as of January 31, 2001. The
   Portfolio is actively managed and all holdings are subject to change.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

ADVISORS: State Street Global Advisors (SSgA"), Institutional Capital Corporation (ICAP") and Westwood Management Corporation (Westwood")

PORTFOLIO MANAGERS: SSgA: Team; ICAP: Team; Westwood: Susan Byrne

OBJECTIVE: Capital appreciation and dividend income

SSGA INVESTMENT PROCESS: SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA constructs the portion of the Portfolio it advises by selecting the highest-ranked stocks from its investable universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect performance relative to the Index.

ICAP INVESTMENT PROCESS: ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for positive change is about to occur with potential to produce stock appreciation of 20% or more relative to the market over a 12 to 18 month period. ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

WESTWOOD INVESTMENT PROCESS: Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations, or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
------------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A            5.55%
  Maximum Sales Charge           Class B**          N/A         N/A        N/A            5.49
  or PACE program fee            Class C***         N/A         N/A        N/A            5.49
                                 Class Y+           N/A         N/A        N/A            3.27
                                 Class P#           9.37%      10.18%     11.83%         13.91
After Deducting                  Class A*           N/A         N/A        N/A            0.80
  Maximum Sales Charge           Class B**          N/A         N/A        N/A            0.49
  or PACE program fee            Class C***         N/A         N/A        N/A            4.49
                                 Class Y+           N/A         N/A        N/A            3.27
                                 Class P#           8.55        8.54      10.16          12.22
Russell 1000 Value Index++                         10.79       11.05      16.29          17.75
Lipper Multi-Cap Value Funds Median                11.22       17.03      13.60          13.63
------------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception 0.57%; Class B--since inception 0.25%; Class C--since inception 4.25%; and Class P--1-year period, 0.95%; 5-year period 10.98%; and since inception 12.39%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A, B and C shares and January 19, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as the trustee of the UBS PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Russell 1000 Value Index measures the performance of a large universe of stocks with lower price-to-book ratios and lower forecasted growth values.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Large Company Value Equity Investments versus the Russell 1000 Value Index and the Lipper Multi-Cap Value Funds Median. It is important to note that PACE Large Company Value Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS

SSGA

   As of October 10, 2000, SSgA assumed responsibility for managing a portion of the Portfolio.

   The Federal Reserve Board's (the Fed") monetary policy had a great influence on the stock market during 2000 and into 2001. The Fed raised interest rates three times from January 2000 through May 2000. These three interest-rate hikes came on the heels of three rate raises in 1999. The Fed's tight monetary policy slowed the pace of economic growth; and in January 2001, the Fed began cutting interest rates.

   The slowdown in the rate of economic growth had a direct impact on businesses. Over the last four to five months, companies have reported lower-than-expected earnings and have warned of reduced profits and sales. The market's reaction to this situation was swift and severe, and valuations, which rose to unrealistic levels early in 2000, declined precipitously. As investors began to focus on real earnings and cash flow, many stocks were found wanting. As a result, returns on U.S. equities for 2000 were disappointing in the fourth quarter. However, returns on value stocks outpaced those of growth stocks in 2000, although this situation reversed course a bit in January 2001.

   Market volatility in the fourth quarter of 2000 was intense. Some valuations spiked to near record levels. This contrasted sharply with the lows of August. Market breadth, the number of companies participating in the stock market's activity, continued to improve in the fourth quarter compared with the extreme narrow market breadth of early 2000.

   Our stock evaluation process focuses on stocks that we believe have attractive earnings growth prospects and that are good values compared to their industry peers. During the period, the portion of the Portfolio we advise tightened its risk controls in areas where the recent earnings cycle has been particularly harsh (high technology manufacturing, semiconductors, software and hardware). This is a short-term modification that is likely to be reversed when conditions in these sectors change. These changes were made toward the end of the reporting period. As a result, it is too soon to determine the impact they will have on our portion of the Portfolio. The value-growth cycle should be less extreme in the future, but it is likely that volatility will continue to be high over the short term, as there is high sensitivity in the market to earnings short-falls. We believe that our portion is well positioned for the coming months. As always, our portion will continue to try to purchase securities that we believe are undervalued relative to their industry peers and that have improving earnings growth prospects. Controlling risk will continue to be a large part of our investment process.

ICAP

   The equity market had a very difficult year in 2000. Stocks in the technology, media and telecommunications sectors led the market's weakness. Economic growth in the United States and around the world slowed considerably. In comparison to the beginning of 2000, market dynamics at the beginning of 2001 were dramatically changed. In January 2001, the Federal Reserve Board lowered interest rates in an attempt to stimulate U.S. economic growth. We expect continued interest-rate declines over the next several months. The slight increase in retail and auto sales that took place in January 2001 appears to have reversed course.

   In managing our portion of the Portfolio, we established several strategic investment themes, one of which is targeting the targets." This strategy focuses on companies that meet all of our portion's financial criteria and, at the same time, are candidates for acquisition by larger competitors. Targeting the targets was positive for performance, as several companies in our portion were acquired by larger companies. Associates First Capital was acquired by Citigroup (3.92%),* Seagram was taken over by Vivendi (sold during the period), Litton Industries by Northrup Grumman (0.61%)* and Texaco by Chevron (0.27%).*

   Going forward in 2001 we expect that there will be continued Fed interest-rate cuts, as well as interest-rate declines by central banks around the world. Growth in the first half of 2001 is likely to be minimal but is expected to build in the second half of the year. Corporate profits may continue to be weak and unemployment may rise slightly in the U.S. There is a strong possibility that there will be a federal income tax reduction, and this should stimulate economic growth. It is likely that consumer and business confidence will continue to decline in the first half of the year. Commodity prices have begun to fall and the rate of inflation may also drop.

   We will continue our team-driven, bottom-up stock picking process, which focuses on companies that meet our financial criteria but whose stocks we believe are undervalued in the marketplace. We will continue to follow our investment theme of targeting the targets. In addition, we have implemented an additional investment theme called picking up the pieces." This theme takes advantage of selected quality stocks in the technology, media and telecommunications sectors that have suffered extreme price declines but whose potential and financial strength appear intact. WESTWOOD

   Uncertainty about the outcome of the Presidential election, fears of a recession rather than a relatively modest economic slowdown and round after round of negative earnings announcements dominated market sentiment during the fourth quarter of 2000. As a result, the stock market was weak. Technology stocks, which had been in decline for most of the year, continued to lose ground. Toward the end of 2000, expectations for Federal Reserve Board interest-rate cuts led to gains in old economy" stocks. The Fed trimmed rates twice in January, each time by 0.5%. As we moved into 2001, the market was buoyed by annual cash flows from year-end bonuses into IRAs and 401(k) plans. As investors began to look forward to a rebound in economic growth in the second half of 2001, technology and communications stocks returned to favor.

   The financial, energy and utility sectors of the market were our portion of the Portfolio's largest areas of investment. Financial stocks were strong performers, because declining interest rates are generally positive for the profits of banks and other financial institutions. Investments in the capital goods sector, such as Deere (0.62%),* and in the basic materials area, such as Alcoa (0.65%),* helped our portion of the Portfolio participate in the relatively strong performance of old economy stocks. Our portion's low weighting in the technology sector was positive for performance because technology stocks struggled for most of the period.

   In managing our portion, we reversed our negative outlook on financial stocks. We believe there will be a soft landing for the economy (a slowdown in economic growth but no recession) and lower interest rates. Such an environment should be favorable for financial companies. As a result, we increased financial positions. We purchased Bank of America (0.98%),* KeyCorp (1.10%)* and Sun Trust Bank (0.67%).* These companies were strong contributors to performance during the period. While we were cautious about technology, the downturn in technology stock prices led to reasonable valuations by the end of the period. Therefore, we added Apple (0.24%)* and Motorola (0.31%).* These stocks allowed us to participate in the advances technology stocks made in January. While our portion of the Portfolio was overweighted in the energy sector for most of the period, we reduced exposure to energy stocks in January. The overweighting in energy held back performance, as stocks in this sector underperformed the broader market.

   Looking ahead, we expect economic activity in the United States to slow in response to restrained consumer spending and lower capital expenditures by businesses. We believe manufacturing and housing activity will shift to lower levels. Although productivity gains have been responsible for the performance of many stocks in recent years, in the future we expect that productivity gains will fail to offset rising labor costs. This situation could lead to lower corporate profits. We believe energy prices are likely to decline but remain at relatively high levels. This situation should be positive for energy stocks. We expect multinational corporations to benefit from a weaker dollar, especially in relation to the euro, and for the Fed to lower interest rates incrementally throughout the year.

*Weightings represent percentages of net assets as of January 31, 2001. The
 Portfolio is actively managed and its weightings will vary over time.

   We have a long-term outlook for our segment of the Portfolio and believe the current positions reflect the areas that should perform well over the next 12 months. We will make adjustments to our portion in response to new research or to control risk.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
---------------------------------------------------------------
Size of Portfolio ($mm)                               $373.0
Number of Securities                                     168
Stocks                                                  97.6%
Cash & Equivalents and
  Liabilities in Excess of Other Assets                  2.4%
---------------------------------------------------------------


TOP TEN HOLDINGS*                                   1/31/01
---------------------------------------------------------------
Citigroup                                                3.9%
Exxon Mobil                                              3.0
Verizon Communications                                   2.8
SBC Communications                                       2.0
Merck                                                    1.9
IBM                                                      1.7
Fannie Mae                                               1.7
Bristol-Myers Squibb                                     1.6
Sears Roebuck & Co                                       1.4
Conoco                                                   1.2
---------------------------------------------------------------
Total                                                   21.2%


TOP FIVE SECTORS*                                    1/31/01
---------------------------------------------------------------
Financials                                              29.0%
Utilities                                               12.9
Consumer Cyclicals                                      10.5
Energy                                                  10.1
Healthcare                                               8.0
---------------------------------------------------------------
Total                                                   70.5%



*Weightings represent percentages of net assets as of January 31, 2001. The
 Portfolio is actively managed and all holdings are subject to change.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

ADVISORS: Alliance Capital Management L.P. (Alliance Capital") and State Street Global Advisors (SSgA")

PORTFOLIO MANAGERS: Alliance: Jane Mack Gould; SSgA: Team

OBJECTIVE: Capital appreciation

ALLIANCE CAPITAL INVESTMENT PROCESS: Alliance Capital follows its disciplined growth" strategy in seeking to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for its portion of the Portfolo. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. Alliance normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

SSGA INVESTMENT PROCESS: SSgA uses several independent valuation measures to identify investment opportunities within a large-cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs its portion of the Portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark (the Russell 1000 Growth Index) to maximize the risk/reward trade-off. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect performance relative to the Index.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR    5 YEARS    SINCE INCEPTION(o)
-----------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A           -1.16%
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           -1.30
  or PACE program fee            Class C***         N/A         N/A        N/A           -1.30
                                 Class P#         -16.66%     -11.22%     16.89%         17.38
After Deducting                  Class A*           N/A         N/A        N/A           -5.61
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           -6.23
  or PACE program fee            Class C***         N/A         N/A        N/A           -2.28
                                 Class P#         -17.28      -12.54      15.15          15.64
Russell 1000 Growth Index++                       -16.97      -12.98      18.95          20.06
Lipper Large-Cap Growth Funds Median              -14.96      -10.47      17.93          14.65
-----------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception -10.74%; Class B--since inception -11.29%; Class C--since inception -7.55%; and Class P--1-year period, -21.26%; 5-year period 14.50%; and since inception 14.72%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares and November 27, 2000 for Class A, B and C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Russell 1000 Growth Index measures the performance of a large universe of stocks with higher price-to-book ratios and higher forecasted growth values.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Large Company Growth Equity Investments versus the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Median. It is important to note that PACE Large Company Growth Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS

ALLIANCE CAPITAL

   The tone of the U.S. equity markets changed dramatically during the six-month period ending January 31, 2001. The pace of economic growth decelerated rapidly, precipitating a similar decline in the rate of growth for corporate profits. Technology stocks led the market lower, exacerbating the deterioration in consumer confidence that had already been fueled by the contentious presidential election and slowing economic growth. The 50 basis point Fed Funds rate reduction on January 3rd - almost a month before the Federal Reserve Board's (the Fed") regularly scheduled meeting - surprised the market and produced a strong month for equities. Although the January rally mitigated the damage, the Russell 1000 Growth Index fell 16.97% during the six-month period and the S&P 500 lost 3.98%.

   For the six months ended January 31, 2001, the Portfolio's Class P shares declined 16.66% (before the deduction of PACE program fee; -17.28% after the deduction of the maximum PACE program fee), compared to the Russell 1000 Growth Index return of -16.97% and the Lipper Large-Cap Growth Funds Median return of -14.96%. Although we were underweight in technology versus the benchmark in the portion of the Portfolio that we manage, our technology holdings caused most of the absolute decline in our portion of the Portfolio. Our overweight in financials enhanced performance, as did individual holdings such as Tyco (2.93%),* Harley Davidson (1.40%),* Colgate-Palmolive (1.10%),* Schering-Plough (1.94%),* Pfizer (5.15%),* and Kohl's (2.66%).*

   We used this period of extreme volatility to add to leadership companies with sustainable competitive advantages, companies that should produce superior earnings growth over the next several years. Our portion of the Portfolio is currently underweighted in technology, healthcare, consumer staples, energy, and utilities. It is overweighted in consumer services, financials, and industrial companies.

   In the near term, we believe that the markets will be characterized by unusual volatility, sluggish economic and profit growth, and subdued inflation. We believe the Fed will lower rates aggressively, leading to accelerating growth late in 2001. This environment should be favorable to growth stock investing. Longer-term, stock prices should track earnings growth, and we believe we have positioned our portion of the Portfolio in companies with superior and sustainable growth.

SSGA

   As of October 10, 2000, SSgA assumed responsibility for managing a portion of the Portfolio.

   The Federal Reserve Board's (the Fed") monetary policy had a great influence on the stock market during 2000 and into 2001. The Fed raised interest rates three times from January 2000 through May 2000. These three interest-rate hikes came on the heels of three rate raises in 1999. The Fed's tight monetary policy slowed the pace of economic growth; and in January 2001, the Fed began cutting interest rates.

   The slowdown in the rate of economic growth had a direct impact on businesses. Over the last four to five months, companies have reported lower-than-expected earnings and have warned of reduced profits and sales. The market's reaction to this situation was swift and severe; and valuations, which rose to unrealistic levels early in 2000, declined precipitously. As investors began to focus on real earnings and cash flow, many stocks were found wanting. The performance of large cap growth stocks was weak over the past several months, as market activity was influenced significantly by sales and profit warnings in a variety of businesses.

   Market volatility in the fourth quarter of 2000 was intense. Some valuations spiked to near record levels, contrasting sharply with the lows reached in August. Market breadth, the number of companies participating in the stock market's activity, continued to improve in the fourth quarter compared with the extreme narrow market breadth of early 2000.

   Our stock evaluation process focuses on stocks that have attractive earnings growth prospects and that are good values compared to their industry peers. Recent market volatility has caused us to tighten our risk controls in areas where the recent earnings cycle has been particularly harsh (high technology manufacturing, semiconductors, software and hardware). This is a short-term modification that is likely to be reversed when conditions in these sectors change. These changes were made toward the end of the reporting period. As a result, it is too soon to determine the impact they will have on our portion of the Portfolio. The value-growth cycles should be less extreme going forward, but it is likely

*The percentages represent the Portfolio weightings as of January 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

that volatility will continue to be high over the short term, as there is high sensitivity in the market to earnings short-falls. We believe that our portion is well positioned for the coming months. As always, our portion will continue to purchase securities that we believe are undervalued relative to their industry peers and that have improving earnings growth prospects. Controlling risk will continue to be a large part of the investment process.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                     1/31/01
---------------------------------------------------------------
Net Assets ($mm)                                      $384.0
Number of Securities                                     122
ADRs, % of Portfolio                                     1.2%
Stocks                                                  98.4%
Cash & Equivalents                                       1.6%
---------------------------------------------------------------


TOP FIVE SECTORS*                                    1/31/01
---------------------------------------------------------------
Technology                                              32.0%
Consumer Cyclicals                                      17.8
Healthcare                                              16.7
Financials                                              16.6
Utilities                                                5.9
---------------------------------------------------------------
Total                                                   89.0%


TOP TEN STOCKS*                                      1/31/01
---------------------------------------------------------------
General Electric                                         5.8%
Cisco Systems                                            5.2
Pfizer                                                   5.2
AOL Time Warner                                          3.8
Intel                                                    3.1
Tyco International                                       2.9
Solectron                                                2.9
Citigroup                                                2.8
Kohl's                                                   2.7
Oracle                                                   2.6
---------------------------------------------------------------
Total                                                   37.0%




*Weightings represent percentages of net assets as of January 31, 2001. The
 Portfolio is actively managed and its weightings will vary over time.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

ADVISORS: Ariel Capital Management, Inc. (Ariel") and ICM Asset Management, Inc. (ICM")

PORTFOLIO MANAGERS: Ariel: Eric T. McKissack; ICM: Kevin A. Jones, CFA and the ICM Investment Team

OBJECTIVE: Capital appreciation

ARIEL INVESTMENT PROCESS: Ariel invests in stocks of companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It focuses on value stocks, which it defines as stocks that have a low P/E ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

ICM INVESTMENT PROCESS: ICM invests primarily in common stocks of companies believed to offer good relative value that have either fallen into disfavor among investors or are underresearched. In deciding which stocks to buy for its portion of the Portfolio, ICM uses a top-down analysis to identify broad sectors of the market believed to offer good relative value and then seeks to identify individual companies within those sectors that meet ICM's investment criteria. ICM also performs a bottom-up analysis to attempt to discover inefficiently priced stocks in a broad range of sectors, including those not identified in the top-down analysis. These two approaches are combined in various proportions depending on market conditions. Regardless of which approach is used to identify stock candidates, ICM then applies fundamental research analysis. ICM generally sells stocks that meet price objectives, no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
------------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A           14.88%
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           15.15
  or PACE program fee            Class C***         N/A         N/A        N/A           14.74
                                 Class Y+           N/A         N/A        N/A           16.80
                                 Class P#          21.38%      27.00%     12.07%         11.10
After Deducting                  Class A*           N/A         N/A        N/A            9.68
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           10.15
  or PACE program fee            Class C***         N/A         N/A        N/A           13.74
                                 Class Y+           N/A         N/A        N/A           16.80
                                 Class P#          20.47       25.11      10.40           9.44
Russell 2500 Value Index++                         15.21       27.80      14.41          14.60
Lipper Small-Cap Value Funds Median                15.49       27.36      12.94          12.32
-----------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception 2.26%; Class B--since inception 2.43%; Class C--since inception 6.05%; Class Y--since inception 8.84%; and Class P--1-year period, 10.10%; 5-year period 8.94%; and since inception 8.19%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A shares, November 28, 2000 for Class B shares, November 27, 2000 for Class C shares and December 20, 2000 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as the trustee of the UBS PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Russell 2500 Value Index measures the performance of a large universe of stocks with lower price-to-book ratios and lower forecasted growth values.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Small/Medium Company Value Equity Investments versus the Russell 2500 Value Index and the Lipper Small-Cap Value Funds Median. It is important to note that PACE Small/Medium Company Value Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS

ARIEL AND ICM

   As of October 10, 2000, ICM assumed responsibility for managing a portion of the Portfolio.

   During the period, volatility in the equity markets and the slowdown in the rate of economic growth had a direct impact on businesses. Over the last four to five months, many companies reported lower-than-expected earnings and have warned of reduced profits and sales. The market's reaction to this situation was swift and severe; and valuations, which rose to unrealistic levels early in 2000, declined precipitously. As investors began to focus on real earnings and cash flow, many stocks were found wanting. In the last two quarters of 2000, value stocks made a potent comeback after a long and difficult spell. Small and mid-sized issues -- the stocks that had been the most scorned and therefore the cheapest -- most benefited from a newfound investor sensitivity to price.

   For the six-month period ended January 31, 2001, the Portfolio's Class P shares returned 21.38% (before the deduction of the PACE program fee; 20.47% after the deduction of the maximum PACE program fee), compared to the Lipper Small-Cap Value Funds Median return of 15.49% and the Russell 2500 Value Index return of 15.21%. The Portfolio benefited from its value stance and also from strong stock selection. Stocks making particularly noteworthy contributions to the Portfolio's robust six-month return included CenturyTel and International Game Technology.

   We are cautious that both the economy and corporate earnings will continue to disappoint negatively, thus leading to continued volatility. Earnings growth for small companies should be superior to that of larger companies. This, coupled with continued low historical valuations, makes us optimistic about the prospects for our style.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                  1/31/01      TOP FIVE SECTORS*       1/31/01
--------------------------------------------------------------------------------
Price/Earnings Ratio                 15.0x     Consumer Cyclicals         30.2%
Price/Book Ratio                      2.0x     Financials                 16.7
Dividend Yield                        1.5%     Technology                 10.9
Net Assets ($mm)                    231.4      Basic Materials             8.8
Number of Securities                   78      Capital Goods               7.8
Stocks                               93.1%                                ----
Cash & Equivalents                    6.9%     Total                      74.4%
--------------------------------------------------------------------------------

TOP 10 STOCKS*                    1/31/01
-------------------------------------------
Leggett & Platt                       2.9%
MBIA                                  2.3
McDermott Intl                        2.0
Rouse                                 2.0
Office Depot                          1.9
CenturyTel                            1.9
Herman Miller                         1.9
Louisiana-Pacific                     1.9
Hasbro                                1.8
International Game Technology         1.8
-------------------------------------------
Total                                20.4%


*Weightings represent percentages of net assets as of January 31, 2001. The
 Portfolio is actively managed and all holdings are subject to change.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

ADVISOR: Delaware Management Company

PORTFOLIO MANAGER: Gerald S. Frey

OBJECTIVE: Capital appreciation

INVESTMENT PROCESS: The Portfolio invests primarily in stocks of emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market and that have market capitalizations of less than $4.0 billion at the time of purchase. Up to 5% of the total assets may be invested in U.S. dollar-denominated foreign securities. The advisor employs a bottom-up, fundamental analysis to identify companies that have substantially above average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company generally sells stocks that no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
-----------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A           -5.29%
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           -5.35
  or PACE program fee            Class C***         N/A         N/A        N/A           -5.41
                                 Class P#         -17.70%      -3.77%     21.05%         17.98
After Deducting                  Class A*           N/A         N/A        N/A           -9.56
  Maximum Sales Charge           Class B**          N/A         N/A        N/A          -10.08
  or PACE program fee            Class C***         N/A         N/A        N/A           -6.36
                                 Class P#         -18.31       -5.20      19.24          16.23
Russell 2500 Growth Index++                        -9.21      -10.15      13.52          13.29
Lipper Mid-Cap Growth Funds Median                -10.82       -8.79      16.89          13.41
-----------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception -10.61%; Class B--since inception -11.13%; Class C--since inception -7.39%; and Class P--1-year period, -9.46%; 5-year period 18.00%; and since inception 16.28%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares and November 27, 2000 for Class A, B and C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of Class P shares.
++ The Russell 2500 Growth Index measures the performance of a large universe of stocks with higher price-to-book ratios and higher forecasted growth values.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE Small/Medium Company Growth Equity Investments versus the Russell 2500 Growth Index and the Lipper Mid-Cap Growth Funds Median. It is important to note that PACE Small/Medium Company Growth Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

    Concerns about future economic growth resulted in negative returns for many major indices in the six-month period ended January 31, 2001. Growth stocks were particularly hard hit as investors' concerns heightened over growth companies' ability to deliver continued increases in sales and earnings in the face of a weakening overall economy. The Nasdaq Composite Index was down almost 30% during the period, and was at one point off more than 50% from its all-time high set in March 2000. (More than 65% of the Portfolio's stocks are traded on the Nasdaq exchange.)

   The performance of the Portfolio's Class P shares generally followed the movement of the overall market, losing 17.70% (before the deduction of the PACE program fee; -18.31% after the deduction of maximum PACE program fee) for the six-month period. The Portfolio's Class P shares underperformed the benchmark Russell 2500 Growth Index, which lost 9.21% during the period. Over the longer term, however, the Portfolio's Class P shares have enjoyed strong performance - with an annualized return of 21.05% (before the deduction of PACE program fee; 19.24% after the deduction of maximum PACE program fee) over the five years ended January 31, 2001. By comparison, the Russell 2500 Growth Index's five year annualized return was 13.52%.

   Technology holdings represented the Portfolio's largest weighting during the period. Many of the technology holdings that contributed to the positive performance over the longer term were the issues hardest hit during the semiannual period, with the overall sector losing 28% as measured by the Nasdaq 100 Index. Tut Systems and New Era of Networks (both sold during the period) were two of our worst performing issues during the period, as both issued warnings about future growth prospects. We have exited from both positions because of these reduced expectations.

   Despite overall market weakness, there were still some companies that posted sizable gains during the period. Manugistics Group (1.04%)* and NetIQ (2.45%)* were each up significantly during the period, with expectations for continuing earnings and revenue growth.

   As the market began to anticipate an overall economic slowdown, stocks in other sectors were also affected. Radio One (sold during the period) was down substantially during the period, a drop that was based on forecasts of a slowing of radio advertising revenues, and retailers such as Tweeter Home Entertainment (0.50%)* and Dollar Tree Stores (2.16%)* also dropped on the announcement that they probably would not see previously expected sales numbers.

   Financial stocks, such as Doral Financial Corp. (1.17%)* and Dime Bancorp (1.49%),* were among the best performing holdings during the period. These stocks rose on the expectation of future Federal Reserve interest rate cuts. We increased our financial services weightings over the course of the period.

   We think the recent signs of a slowing economy will prove to be correct. Near-term growth is expected to fall short of the levels posted in recent years. Even in a slowing economy, however, some companies should continue to post gains in sales and earnings. We plan to maintain our focus on those companies most likely to deliver these gains.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                            1/31/01      TOP FIVE SECTORS*         1/31/01
----------------------------------------------------------------------------------------------
Price/Earnings Ratio (weighted average)       28.93x     Technology                   34.0%
Price/Book Ratio (weighted average)            5.13x     Consumer Cyclicals           33.2
Net Assets ($mm)                              274.1      Financials                    8.2
Number of Securities                             76      Healthcare                    7.7
Stocks                                         90.5%     Utilities                     5.2
Cash and Other Assets                                                                 ----
  in Excess of Liabilities                      9.5%     Total                        88.3%
----------------------------------------------------------------------------------------------


TOP 10 HOLDINGS*                            1/31/01
------------------------------------------------------
Applied Micro Circuits                          3.7%
Micrel                                          3.6
Veritas Software                                3.2
Jack Henry & Associates                         2.9
CEC Entertainment                               2.6
Mettler-Toledo International                    2.5
NetIQ                                           2.5
Network Appliance                               2.4
XO Communications                               2.3
Cheesecake Factory                              2.2
------------------------------------------------------
Total                                          27.9%


*Weightings represent percentages of net assets as of January 31, 2001. The Portfolio is actively managed and all holdings are subject to change.

PACE INTERNATIONAL EQUITY INVESTMENTS

ADVISOR: Martin Currie Inc. (Martin Currie")

PORTFOLIO MANAGER: Team led by James Fairweather

OBJECTIVE: Capital appreciation

INVESTMENT PROCESS: The Portfolio invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in U.S. securities markets. Up to 10% of the Portfolio may be invested in emerging markets. A large part of the Portfolio's investments are usually denominated in foreign currencies. The advisor looks for companies that exhibit strong fundamentals and attractive valuations based on estimates of future earnings. In making country allocation decisions, the advisor considers such factors as economic and political stability, breadth and liquidity of the market, the nature of local investors, the currency outlook, valuation and the settlement system. Martin Currie generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                 6 MONTHS     1 YEAR     5 YEARS   SINCE INCEPTION(o)
------------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A           -0.46%
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           -0.20
  or PACE program fee            Class C***         N/A         N/A        N/A           -0.26
                                 Class Y+           N/A         N/A        N/A            1.80
                                 Class P#         -11.66%     -14.50%      8.19%          8.82
After Deducting                  Class A*           N/A         N/A        N/A           -4.95
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           -5.19
  or PACE program fee            Class C***         N/A         N/A        N/A           -1.26
                                 Class Y+           N/A         N/A        N/A            1.80
                                 Class P#         -12.32      -15.77       6.57           7.20
MSCI Europe, Australasia,
  Far East (EAFE) Index++                          -6.47       -8.09       7.34           8.04
Lipper International Funds Median                  -8.70      -10.98       8.24           7.13
------------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception -5.32%; Class B--since inception -5.87%; Class C--since inception -1.91%; and Class P--1-year period, -21.52%; 5-year period 7.09%; and since inception 7.18%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A , B and C shares and January 17, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as the trustee of the UBS PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an index of stocks from 21 countries designed to measure the investment returns of developed economies outside of North America.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE International Equity Investments versus the MSCI EAFE Index and the Lipper International Funds Median. It is important to note that PACE International Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

   Concerns about the prospects of a recession in the United States and of a global economic downturn dominated international markets during the six-month period ended January 31, 2001. As a result, equity markets were volatile. For the six months ended January 31, 2001, the Portfolio's Class P shares underperformed its benchmark, the MSCI EAFE Index.

   During the period, we built up the Portfolio's weighting in Japan and reduced its weighting in Europe. This strategy held back the Portfolio's return, as disappointing economic news in Japan triggered an aggressive stock market sell-off and a downturn in the value of the yen in December. In contrast, European markets and the euro moved ahead.

   When selecting stocks for the Portfolio, we favored growth companies. During the period, global technology and media companies accounted for the Portfolio's top 20 holdings. This sector emphasis had a negative impact on performance. Over the period, Japanese stocks such as NTT (1.75%),* Canon (1.38%),* Sony (0.66%),* Secom (1.03%),* Takefuji (0.60%),* Fujitsu (0.58%)* and Hitachi (0.98%)*
declined sharply. The Portfolio's European holdings also suffered from weakness in technology-related stocks, such as Ericsson (2.27%)* and Marconi (0.78%),* and from disappointing results from software manufacturers Sage (0.88%)* and Sema (sold during the period). The downturn in technology stocks also had a negative effect on the Portfolio's smaller markets. Technology stocks in Israel (Nice Systems [0.10%]),* South Africa (Softline [sold during the period])* and China (Hong Kong) (Unicom [0.67%])* mirrored the hard-hit Nasdaq stocks. Over the period, we broadened the Portfolio's sector bias and reduced its exposure to technology companies.

   In the months ahead, the crosswinds of slower global growth and improving liquidity are likely to dominate the financial markets. Further Fed interest-rate cuts are expected, but if the economic downturn in the United States continues beyond the summer, the financial markets are likely to continue to be volatile. While a technical recession may be likely in the United States, we believe it will be short-lived. We believe recovery will be evident by year-end, even though it may be mild and may not generate substantial corporate earnings growth. We have positioned the Portfolio to benefit from an improving economy. Our focus, within a broadly neutral sector strategy, is on careful stock selection.

PACE INTERNATIONAL EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*              1/31/01      REGIONAL ALLOCATION*       1/31/01
--------------------------------------------------------------------------------
Net Assets ($mm)               $237.2      Europe                        61.1%
Number of Securities              109      Asia                          24.4
Equities                         92.4%     Emerging Markets               7.4
Cash & Equivalents                7.1%     Cash & Equivalents             7.1
Preferred Stock                   0.5%                                  -----
                                           Total                        100.0%
--------------------------------------------------------------------------------

TOP FIVE COUNTRIES*           1/31/01      TOP FIVE SECTORS*          1/31/01
Japan                            22.8%     Consumer Cyclicals            42.6%
United Kingdom                   18.2      Financials                     24.5
France                           14.5      Technology                    13.4
Netherlands                       7.0      Capital Goods                  7.8
Spain                             4.7      Basic Materials                5.7
--------------------------------------------------------------------------------
Total                            67.2%     Total                         94.0%

TOP TEN STOCKS*               1/31/01
----------------------------------------
Vodafone                          3.6%
GlaxoSmithKline                   3.2
VNU                               2.7
Total Fina Elf                    2.4
Aventis                           2.4
AXA                               2.3
Vivendi Universal                 2.3
Ericsson                          2.3
Suez Lyonnaise des Eaux           2.1
Telefonica                        2.0
----------------------------------------
Total                            25.3%

*Weightings represent percentages of net assets as of January 31, 2001. The
 Portfolio is actively managed and all holdings are subject to change.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

ADVISOR: Schroder Investment Management North America Inc. (SIMNA")

PORTFOLIO MANAGERS: Team

OBJECTIVE: Capital Appreciation

INVESTMENT PROCESS: SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the Portfolio's assets among emerging market countries based on its assesment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy for the Portfolio, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates. SIMNA generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01


                                                 6 MONTHS     1 YEAR     5 YEARS    SINCE INCEPTION(o)
------------------------------------------------------------------------------------------------------
Before Deducting                 Class A*           N/A         N/A        N/A            6.11%
  Maximum Sales Charge           Class B**          N/A         N/A        N/A           13.89
  or PACE program fee            Class C***         N/A         N/A        N/A           14.02
                                 Class P#         -12.88%     -27.13%     -3.75%         -2.13
After Deducting                  Class A*           N/A         N/A        N/A            1.36
  Maximum Sales Charge           Class B**          N/A         N/A        N/A            8.89
  or PACE program fee            Class C***         N/A         N/A        N/A           13.02
                                 Class P#         -13.53      -28.22      -5.18          -3.59
MSCI Emerging Markets Free
  (EMF) Index++                                    -9.58      -21.55      -3.01          -1.88
Lipper Emerging Markets Funds Median              -11.46      -22.08      -1.76          -2.23
------------------------------------------------------------------------------------------------------

    Average annual total returns for periods ended December 31, 2000, after deduction of the maximum sales charge or PACE program fee, were as follows:
Class A--since inception -10.12%; Class B--since inception -3.91%; Class C--since inception 0.65%; and Class P--1-year period, -37.40%; 5-year period -5.70%; and since inception -5.76%.

(o) Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 11, 2000 for Class A shares, December 22, 2000 for Class B shares and December 1, 2000 for Class C shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
# Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
++ The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is a market capitalization weighted index composed of companies representative of the market structure of 25 Emerging Market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

    Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

    Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

    The table depicts the performance of PACE International Emerging Markets Equity Investments versus the MSCI EMF Index and the Lipper Emerging Markets Funds Median. It is important to note that PACE International Emerging Markets Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

   Concerns about slower global economic growth, higher energy prices and weak corporate profit forecasts dominated international markets over the six-month period ended January 31, 2001. Emerging markets remained volatile and constrained throughout the period due to continued uncertainty about the global economy and a continuing concern about the possibility of a U.S. recession. For the period, the Portfolio's Class P shares slid 12.88% (before the deduction of the PACE program fee; -13.53% after the deduction of the maximum PACE program fee), compared to a loss of 9.58% for its benchmark, the MSCI Emerging Markets Index.

   In the Europe, Middle East and Africa region (EMEA) we were generally cautious. Earlier in the period we benefited from positions in Russia's oil sector, although by December we reduced our positions following declines in the price of oil. We continued to reduce our holdings in Israel due to the economic slowdown, in part caused by the disintegration of the peace process. Our positions in Turkey were generally positive as they benefited from the government's commitment to stabilization and the containment of inflation.

   Political concerns, weakness in the technology sector and disappointment about the pace of economic reforms weighed heavily on the Asian markets. Nevertheless, there were some compelling investments in the region. In China, we emphasized telecommunications stocks, and in Hong Kong and Singapore we favored the property markets. We reduced investments in Taiwan and Thailand and increased the Portfolio's position in India, where earnings forecasts are relatively strong.

   In Latin America, we favored Brazil which has been benefiting from strong economic recovery and broad earnings support. Argentina's troubles over the impact of a possible devaluation and default have been cause for concern and for most of the period we were underweight. In December, though, details of an International Monetary Fund (IMF) support package were unveiled. The Portfolio also began increasing exposure to Mexico, where valuations reflect much of the short-term concerns about U.S. economic growth.

   The two 50 basis point (a basis point equals 1/100 of one percent) cuts by the Federal Reserve (the Fed") in January 2001 are expected to help the U.S. economy to recover in the second half of 2001, which would be positive for emerging markets. However, in the short term, we expect markets to be constrained by investors' continuing concerns about the possibility of a U.S. recession.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                      1/31/01   REGIONAL ALLOCATION*   1/31/01
-------------------------------------------------------------------------------
Net Assets ($mm)                        $83.9   Asia                      46.3%
Number of Securities                      154   Latin America             25.7
Equities (common and preferred                  Europe/Mid East/Africa    22.4
  stocks, warrants and rights)           94.4%  Cash & Equivalents         5.6
Cash & Equivalents                        5.6%                           -----
                                                Total                    100.0%
-------------------------------------------------------------------------------

TOP FIVE COUNTRIES*                   1/31/01
--------------------------------------------------
Brazil                                   13.5%
Korea                                    12.5
Taiwan                                   11.7
Mexico                                    9.2
South Africa                              7.8
--------------------------------------------------
Total                                    54.7%

TOP TEN STOCKS*                       1/31/01
--------------------------------------------------
Samsung Electronics                       4.1%
Telefonos de Mexico                       3.5
Taiwan Semiconductor Manufacturing        2.8
China Mobile                              2.7
Infosys Technologies                      2.7
China Unicom                              2.6
Check Point Software Technologies         2.3
Korea Telecom                             1.9
SK Telecom                                1.6
Korea Electric Power Corporation          1.6
--------------------------------------------------
Total                                    25.8%

*Weightings represent percentages of net assets as of January 31, 2001. The
 Portfolio is actively managed and all holdings are subject to change.

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MONEY MARKET INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
U.S. GOVERNMENT AGENCY OBLIGATIONS--15.31%

 $2,000  Federal Home Loan Bank ...............................         01/29/02                5.110%          $ 1,998,215
  1,000  Federal Home Loan Mortgage Corp. .....................         01/03/02                 5.180              951,653
  1,500  Federal National Mortgage Association ................   11/16/01 to 01/11/02      5.035 to 6.600        1,451,888
  7,000  Student Loan Marketing Association ...................         02/06/01            5.564 to 5.614*       6,998,626
                                                                                                                -----------
Total U.S. Government Agency Obligations (cost--$11,400,382) ..                                                  11,400,382
                                                                                                                -----------

CERTIFICATES OF DEPOSIT--10.08%
YANKEE--10.08%

  2,000  Banco Bilbao Vizcaya Argentaria, S.A. ................         04/04/01                 5.560            2,000,034
  1,500  Commerzbank AG .......................................   06/22/01 to 07/23/01      7.075 to 7.090        1,499,937
  1,000  Dexia Bank S.A. ......................................         09/21/01                 6.690              999,759
  1,500  Svenska Handelsbanken ................................   05/02/01 to 06/20/01      6.995 to 7.100        1,500,152
    500  Union Bank of Switzerland AG .........................         07/19/01                 7.030              499,956
  1,000  Westpac Banking Corp. ................................         05/14/01                 6.815            1,000,000
                                                                                                                -----------
Total Certificates of Deposit (cost--$7,499,838) ..............                                                   7,499,838
                                                                                                                -----------

COMMERCIAL PAPER@--61.31%
ASSET BACKED-BANKING--2.69%

  2,000  Atlantis One Funding Corp. ...........................         02/01/01            5.880 to 6.030        2,000,000
                                                                                                                -----------

ASSET BACKED-MISCELLANEOUS--19.05%

  2,000  Asset Securitization Cooperative Corp. ...............         04/12/01                 5.450            1,978,806
  2,440  Delaware Funding Corp. ...............................   03/26/01 to 04/23/01      5.450 to 5.620        2,418,057
  3,087  Giro Funding U.S. Corp. ..............................   02/22/01 to 03/20/01      5.690 to 6.260        3,071,151
  1,558  Parthenon Receivables Funding LLC ....................   04/12/01 to 04/25/01      5.550 to 6.450        1,539,171
  1,000  Preferred Receivables Funding Corp. ..................         02/06/01                 6.500              999,097
  3,182  Receivables Capital Corp. ............................   02/01/01 to 02/08/01      6.010 to 6.520        3,179,464
  1,000  Triple A One Funding Corp. ...........................         03/07/01                 5.690              994,626
                                                                                                                -----------
                                                                                                                  4,180,372
                                                                                                                -----------

AUTO & TRUCK--1.33%

  1,000  Ford Motor Credit Corp. ..............................         03/22/01                 5.650              992,310
                                                                                                                -----------

BANKING - DOMESTIC--8.05%

  1,000  ABN AMRO North America Finance Inc. ..................         07/09/01                 5.180              977,266
  1,190  BBL North America Funding Corp. ......................         02/08/01                 6.450            1,188,507
  1,000  Dexia CLF Finance Co. ................................         04/12/01                 5.450              989,403
    760  J.P. Morgan Chase & Co., Inc. ........................   03/13/01 to 03/20/01      5.700 to 5.750          754,871
    600  Societe Generale North America, Inc. .................         04/16/01                 5.500              593,216
  1,500  Westpac Capital Corp. ................................         02/27/01                 6.460            1,493,002
                                                                                                                -----------
                                                                                                                  5,996,265
                                                                                                                -----------

BANKING - FOREIGN--2.65%

  1,000  Alliance & Leicester PLC .............................         04/23/01                 6.405              985,589
  1,000  Banque et Caisse d'Epargne de L'Etat .................         04/11/01                 5.470              989,516
                                                                                                                -----------
                                                                                                                  1,975,105
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MONEY MARKET INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------

COMMERCIAL PAPER@--(CONCLUDED)
BROKER - DEALER--2.67%

 $2,000  Salomon Smith Barney Holdings, Inc. ..................         03/01/01                6.510%          $ 1,989,873
                                                                                                                -----------
ELECTRONICS--3.87%

  1,900  Motorola Credit Corp. ................................         03/08/01                 6.360            1,888,252
  1,000  Motorola, Inc. .......................................         03/30/01                 6.190              990,199
                                                                                                                -----------
                                                                                                                  2,878,451
                                                                                                                -----------
FINANCE - CONDUIT--2.02%

  1,264  MetLife Funding, Inc. ................................         02/14/01                 5.770            1,261,366
    250  Svenska Handelsbanken, Inc. ..........................         06/29/01                 5.400              244,450
                                                                                                                -----------
                                                                                                                  1,505,816
                                                                                                                -----------
FINANCE - CONSUMER--4.00%

  1,000  Household Finance Corp. ..............................         04/04/01                 6.040              989,598
  2,000  Transamerica Finance Corp. ...........................         03/27/01                 5.550            1,983,350
                                                                                                                -----------
                                                                                                                  2,972,948
                                                                                                                -----------
FINANCE - DIVERSIFIED--1.99%

    500  Associates Corp. of North America ....................         02/09/01                 6.530              499,275
  1,000  General Electric Capital Corp. .......................         06/06/01                 6.050              978,993
                                                                                                                -----------
                                                                                                                  1,478,268
                                                                                                                -----------
FINANCE - SUBSIDIARY--3.26%

  2,000  Deutsche Bank Financial, Inc. ........................         03/05/01                 6.390            1,988,640
    437  Dresdner U.S. Finance, Inc. ..........................         02/28/01                 5.700              435,132
                                                                                                                -----------
                                                                                                                  2,423,772
                                                                                                                -----------
FOOD, BEVERAGE & TOBACCO--0.24%

    175  Philip Morris Companies, Inc. ........................         02/08/01                 5.900              174,799
                                                                                                                -----------
INSURANCE--2.67%

  2,000  Prudential Funding LLC ...............................         03/13/01                 5.620            1,987,511
                                                                                                                -----------
MINING & METALS--1.33%

  1,000  Rio Tinto America, Inc. ..............................         03/20/01                 6.330              991,736
                                                                                                                -----------

PRINTING & PUBLISHING--0.75%

    559  Gannett Co. ..........................................         02/08/01                 5.820              558,367
                                                                                                                -----------
TELECOMMUNICATIONS--4.75%

  1,845  Bellsouth Capital Funding Corp. ......................   02/15/01 to 03/07/01      5.680 to 5.850        1,839,103
  1,700  Verizon Global Funding, Inc. .........................         02/06/01                 6.520            1,698,461
                                                                                                                -----------
                                                                                                                  3,537,564
                                                                                                                -----------
Total Commercial Paper (cost--$45,643,157) ....................                                                  45,643,157
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MONEY MARKET INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
SHORT-TERM CORPORATE OBLIGATIONS--14.37%
ASSET BACKED-FINANCE--5.37%

 $2,000  Beta Finance, Inc. ...................................         02/02/01                 N/A*           $ 1,999,800
  2,000  CC (USA), Inc. .......................................         02/06/01                 N/A*             2,000,000
                                                                                                                -----------
                                                                                                                  3,999,800
                                                                                                                -----------

BROKER - DEALER--7.66%

  1,000  Bear Stearns Companies, Inc. .........................         02/01/01                 7.009%*          1,001,030
  1,000  Merrill Lynch & Co., Inc. ............................         02/06/01                 6.010*             999,991
  1,700  Merrill Lynch & Co., Inc. ............................   02/07/01 to 10/02/01      6.705 to 6.740        1,699,932
  2,000  Morgan Stanley, Dean Witter & Co. ....................         02/15/01                 5.906*           2,000,000
                                                                                                                -----------
                                                                                                                  5,700,953
                                                                                                                -----------

FINANCE - INDEPENDENT--1.34%

  1,000  National Rural Utilities Cooperative Finance Corp. ...         04/20/01                 5.619*           1,000,000
                                                                                                                -----------
Total Short-Term Corporate Obligations (cost--$10,700,753) ....                                                  10,700,753
                                                                                                                -----------

MONEY MARKET FUNDS--2.72%

  1,571  AIM Liquid Assets Portfolio ..........................                                                   1,571,499
    456  AIM Prime Portfolio ..................................                                                     455,701
                                                                                                                -----------
Total Money Market Funds (cost--$2,027,200) ...................                                                   2,027,200
                                                                                                                -----------

Total Investments (cost--$77,271,330)--103.79% ................                                                  77,271,330
Liabilities in excess of other assets--(3.79)% ................                                                  (2,821,974)
                                                                                                                -----------
Net Assets--100.00% ...........................................                                                 $74,449,356
                                                                                                                ===========

-------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of January 31, 2001 and reset periodically.
@   Interest rates shown are discount rates at date of purchase.
N/A Rate not available until first reset date which is when the trade settles.


                       Weighted Average Maturity--61 days



                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
U.S. GOVERNMENT OBLIGATIONS--27.67%

$51,387  U.S. Treasury Inflation Index Notes++ ................   07/15/02 to 01/15/08          3.625%         $ 51,984,324
  7,000  U.S. Treasury Stripped Interest Payment Bonds ........         05/15/13                5.600@            3,590,153
                                                                                                              -------------
Total U.S. Government Obligations (cost--$55,444,473) .........                                                  55,574,477
                                                                                                              -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--61.69%

    127  GNMA .................................................         09/20/25                6.750               129,979
  5,199  GNMA .................................................         11/20/27                7.000             5,240,475
  3,599  GNMA .................................................   11/20/21 to 12/20/27          7.125             3,633,386
  2,457  GNMA .................................................              06/16/26           7.199+            2,446,101
  4,359  GNMA .................................................   01/20/18 to 02/20/27          7.375             4,418,837
  1,491  GNMA .................................................         05/15/39                7.470             1,524,975
  1,958  GNMA .................................................   07/15/02 to 09/15/23          7.500             1,988,103
    654  GNMA .................................................   08/20/25 to 09/20/26          7.750               669,331
    497  GNMA .................................................   12/15/07 to 08/15/09          8.000               516,683
  2,156  GNMA .................................................         06/20/16                8.500             2,187,858
  3,931  GNMA ARM .............................................         05/20/30                6.000             3,948,619
 20,000  GNMA I TBA ...........................................            TBA                  7.000            20,300,000
 15,000  GNMA I TBA ...........................................            TBA                  8.500            15,651,600
  2,893  GNMA II ..............................................         07/20/30                9.000             3,014,561
 15,896  GNMA II ARM ..........................................   10/20/29 to 05/20/30          7.000            16,047,230
    277  GNMA II ARM ..........................................   04/20/18 to 01/20/28          7.375               280,918
  1,421  GNMA II ARM ..........................................         07/20/30                7.500             1,447,626
 40,000  GNMA II TBA ..........................................            TBA                  6.500            40,437,500
                                                                                                              -------------
Total Government National Mortgage Association Certificates
   (cost--$123,183,822) .......................................                                                 123,883,782
                                                                                                              -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--11.17%

  7,000  FHLMC ................................................         04/26/01                5.320             6,913,107
    192  FHLMC ................................................         08/01/01                6.500               192,111
  1,678  FHLMC ................................................         09/01/04                7.000             1,699,176
    974  FHLMC ................................................         05/01/21                7.450               963,966
    771  FHLMC ................................................   10/01/17 to 11/01/24          7.500               793,309
    852  FHLMC ................................................         03/01/13                8.000               890,651
    162  FHLMC ................................................         04/01/04                8.500               162,229
  1,673  FHLMC ARM ............................................         01/01/28                6.371             1,707,010
  1,371  FHLMC ARM ............................................         01/01/30                6.467             1,409,253
  1,616  FHLMC ARM ............................................         12/01/29                6.646             1,667,481
    987  FHLMC ARM ............................................         10/01/29                6.906             1,016,457
  1,612  FHLMC ARM ............................................         07/01/24                8.031             1,648,870
  3,280  FHLMC ARM ............................................         04/01/29                8.114             3,362,549
                                                                                                              -------------
Total Federal Home Loan Mortgage Corporation Certificates
   (cost--$22,231,734) ........................................                                                  22,426,169
                                                                                                              -------------

FEDERAL HOUSING ADMINISTRATION CERTIFICATES--8.89%

 18,018  FHA Project Notes  (cost--$18,156,632) ...............   05/01/17 to 02/01/29      6.896# to 8.500      17,861,573
                                                                                                              -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--46.21%

  1,818  FNMA .................................................         05/01/30                6.420             1,824,859
    959  FNMA .................................................         07/01/30                6.521               961,772
  1,365  FNMA .................................................         03/01/04                7.000             1,385,515
  1,729  FNMA .................................................         04/01/07                7.250             1,739,602
  2,182  FNMA .................................................   10/01/26 to 11/01/26          7.500             2,245,387

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--(CONCLUDED)

$ 3,598  FNMA .................................................         01/01/07                7.820%          $ 3,620,653
  1,489  FNMA .................................................   07/01/25 to 11/01/26          8.000             1,554,306
  1,945  FNMA .................................................   11/01/02 to 06/01/27          8.500             2,048,562
  1,042  FNMA .................................................   10/01/19 to 02/01/26          9.000             1,108,955
  1,635  FNMA ARM .............................................         12/01/27                6.624             1,674,320
  1,003  FNMA ARM .............................................         02/01/29                6.800             1,028,617
  3,175  FNMA ARM .............................................         03/01/07                7.036             3,205,167
  4,931  FNMA ARM .............................................         07/01/09                7.249             5,258,000
  1,152  FNMA ARM .............................................         02/01/30                7.541             1,184,274
  1,549  FNMA ARM .............................................         03/01/25                8.018             1,583,030
 26,000  FNMA TBA .............................................            TBA                  7.000            26,276,380
 35,000  FNMA TBA .............................................            TBA                  8.000            36,093,750
                                                                                                              -------------
Total Federal National Mortgage Association Certificates
   (cost--$91,931,701) ........................................                                                  92,793,149
                                                                                                              -------------

COLLATERALIZED MORTGAGE OBLIGATIONS--27.44%

    140  FHLMC GNMA REMIC, Series 23, Class KZ ................         11/25/23                6.500               128,234
    366  FHLMC REMIC, Series 0159, Class H ....................         09/15/21                4.500               350,965
    440  FHLMC REMIC, Series 0185, Class E ....................         08/15/06                9.000               448,736
  1,867  FHLMC REMIC, Series 1003, Class H ....................         10/15/20                7.500#            1,885,873
  2,777  FHLMC REMIC, Series 1188, Class H ....................         12/15/20                7.500             2,788,845
  1,545  FHLMC REMIC, Series 1322, Class G ....................         02/15/07                7.500             1,561,316
    269  FHLMC REMIC, Series 1347, Class HC ...................         12/15/21                4.250               261,379
     47  FHLMC REMIC, Series 1349, Class PS ...................         08/15/22                7.500                48,372
    610  FHLMC REMIC, Series 1361, Class D ....................         11/15/05                6.000               608,487
  1,146  FHLMC REMIC, Series 1502, Class PX ...................         04/15/23                7.000             1,121,993
    620  FHLMC REMIC, Series 1534, Class Z ....................         06/15/23                5.000               463,859
  1,688  FHLMC REMIC, Series 1542, Class Z ....................         07/15/23                7.000             1,637,172
    185  FHLMC REMIC, Series 1573, Class PZ ...................         09/15/23                7.000               185,679
    190  FHLMC REMIC, Series 1640, Class F ....................         10/15/07                7.150#              190,387
    155  FHLMC REMIC, Series 1658, Class GZ ...................         01/15/24                7.000               154,849
      4  FHLMC REMIC, Series 1661, Class PE ...................         11/15/06                6.000                 4,455
  1,033  FHLMC REMIC, Series 1694, Class Z ....................         03/15/24                6.500               975,283
    115  FHLMC REMIC, Series 1775, Class Z ....................         03/15/25                8.500               122,458
  1,367  FHLMC REMIC, Series 1933, Class ZA ...................         02/15/27                8.000             1,435,714
    111  FHLMC REMIC, Series 2020, Class Z ....................         01/15/28                7.000               110,576
  2,376  FHLMC REMIC, Series 2090, Class CG ...................         10/15/28                6.500             2,332,298
    243  FHLMC REMIC, Series 2156, Class ZB ...................         05/15/29                6.000               189,598
    445  FHLMC REMIC, Series 2176, Class ZL ...................         06/15/28                7.500               456,122
     83  FNMA REMIC, Trust 1992-074, Class Z ..................         05/25/22                8.000                84,712
    165  FNMA REMIC, Trust 1992-129, Class L ..................         07/25/22                6.000               156,277
    171  FNMA REMIC, Trust 1992-158, Class ZZ .................         08/25/22                7.750               171,670
  1,296  FNMA REMIC, Trust 1993-037, Class PX .................         03/25/23                7.000             1,286,795
    480  FNMA REMIC, Trust 1993-040, Class ZA .................         12/25/23                6.500               440,100
     24  FNMA REMIC, Trust 1993-162, Class C ..................         08/25/23                3.000@               24,108
     47  FNMA REMIC, Trust 1993-240, Class Z ..................         12/25/13                6.250                45,885
  1,230  FNMA REMIC, Trust 1993-250, Class DZ .................         12/25/23                7.000             1,205,046
     74  FNMA REMIC, Trust 1993-250, Class Z ..................         12/25/23                7.000                74,501
     80  FNMA REMIC, Trust 1994-027, Class CZ .................         02/25/24                6.500                77,142
    903  FNMA REMIC, Trust 1999-003, Class CZ .................         02/25/14                6.000               833,668
    111  FNMA REMIC, Trust 1999-043, Class AZ .................         08/25/29                7.000               110,083
    107  FNMA REMIC, Trust 2000-017, Class CZ .................         07/25/30                8.000               106,600
  1,010  FNMA REMIC, Trust G92-040, Class ZC ..................         07/25/22                7.000             1,005,105
    148  FNMA REMIC, Trust G94-006, Class PJ ..................         05/17/24                8.000               153,961
    618  FNMA REMIC, Trust Series 1999-38, Class Z ............         08/25/29                7.750               627,750

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)

  $ 834  GNMA REMIC, Trust Series 2000-009, Class FH ................   02/16/30                7.199##%          $ 838,118
    564  ABN AMRO Mortgage Corp., Series 1998-4 .....................   11/25/28                6.750               446,359
    100  Bank of America Mortgage Securities,
           Series 1999-5, Class A-22 ................................   05/25/29                6.500                95,897
    450  Bank of America Mortgage Securities,
           Series 1999-8, Class A-12 ................................   08/25/29                6.750               438,278
     57  Bear Stearns Mortgage Securities, Inc.,
           Series 1993-8, Class A-5 .................................   08/25/24                6.350                57,070
  2,379  Bear Stearns Mortgage Securities, Inc.,
           Series 1996-4, Class AI-1 ................................   09/25/27                8.125             2,397,384
  1,750  Chase Mortgage Finance Corp.,
           Series 1998, Class IA-8 ..................................   08/25/28                6.750             1,663,564
    100  Chase Mortgage Finance Corp.,
           Series 1999-S8, Class A9 .................................   07/25/29                7.000                93,837
  1,500  Conseco Finance Securitizations Corp.,
           Series 2000-4, Class A6 ..................................   05/01/32                8.310             1,609,916
  1,000  Countrywide Home Loan, Inc. ................................   06/15/04                6.850             1,013,301
  1,816  CWMBS, Inc., Series 1994-T, Class B1 .......................   11/25/24                8.250             1,848,910
  1,500  CWMBS, Inc., Series 1998-15, Class A8 ......................   10/25/28                6.750             1,405,634
  3,382  Farmer Mac., Series 2002 - Class AA1 .......................   04/25/11                7.723#            3,555,601
    500  FFCA Secured Lending Corp., Series 2000-1, Class B .........   07/18/19                8.180               513,359
  1,564  Green Tree Financial Corp., Series 1995-8, Class M1 ........   12/15/26                7.300             1,569,228
    530  Green Tree Financial Corp., Series 1998, Class 2 ...........   11/01/16                6.240               534,821
  2,000  Green Tree Financial Corp., Series 1999-3, Class A8 ........   02/01/31                7.060             1,906,135
    612  Headlands Mortgage Security, Inc. REMIC,
           Series 1997-1, Class A, II ...............................   03/15/12                7.750               620,170
    446  Headlands Mortgage Security, Inc. REMIC,
           Series 1997-2, Class A, II ...............................   05/25/12                7.750               451,480
    339  Headlands Mortgage Security, Inc. REMIC,
           Series 1997-4, Class A, II ...............................   11/25/12                7.250               341,699
  1,000  Impac Secured Assets CMN Owner Trust,
           Series 1998-1, Class M2 ..................................   07/25/25                7.770             1,015,376
    210  Merrill Lynch Mortgage Investors, Inc.,
           Series 1999, Class H1 ....................................   03/20/17                6.210#              209,241
  1,516  Morgan Stanley Capital, Inc., Series 1998-HF1, Class A1 ....   01/15/07                6.190#            1,533,569
    300  Norwest Integrated Structured Assets, Inc.,
           Series 1998-3, Class 1A2 .................................   12/25/28                7.000               288,744
    432  Prudential Home Mortgage REMIC,
           Series 1993-29, Class A8 .................................   08/25/08                6.750               434,822
  1,456  Prudential Home Mortgage REMIC,
           Series 1993-54, Class A19 ................................   01/25/24                6.500             1,304,254
  1,500  Residential Funding Mortgage Securities, Inc.,
           Series 1998-S12, Class A6 ................................   05/25/28                6.750             1,462,933
    120  Residential Funding Mortgage Securities I, Inc.,
           Series 1998-S20, Class A10 ...............................   09/25/28                6.500               107,038
    869  Small Business Administration, Series 1995-10, Class I .....   03/01/05                7.750               891,161
  2,499  Small Business Administration, Series 2000-10, Class B .....   08/01/10                7.449             2,599,685
                                                                                                              -------------
Total Collateralized Mortgage Obligations (cost--$53,843,164) .......                                            55,113,637
                                                                                                              -------------

ASSET BACKED SECURITIES--8.07%
  1,000  Advanta Business Card Master Trust,
           Series 2000-C, Class B ...................................   04/20/08                7.319#            1,011,996
    850  Bayview Financial Acquisition Trust,
           Series 2000-A, Class M1 ..................................   02/25/30                7.298#              845,060

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
ASSET BACKED SECURITIES--(CONCLUDED)

$ 2,000  Bayview Financial Acquisition Trust,
           Series 2000-D, Class M1 .................................    11/25/30                 7.398#%        $ 2,020,625
    723  Beneficial Home Equity Loan Trust .........................    04/28/26                 6.926#             723,638
    350  Conseco Finance Securitizations Corp.,
           Series 1999-F, Class M2 .................................    10/15/30                 9.300              369,553
    800  Conseco Finance Securitizations Corp.,
           Series 1999-H, Class MF2 ................................    12/15/29                 9.290              841,987
  2,000  Conseco Finance Securitizations Corp.,
           Series 2000-F, Class MV2 ................................    06/15/06                 7.230#           2,023,775
  1,000  Conseco Finance Securitizations Corp.,
           Series 2000-5, Class M1 .................................    02/01/32                 8.400            1,059,378
  2,000  Conseco Finance Home Loan Trust ...........................    06/15/24                 9.520            2,096,915
    969  Embarcadero Aircraft Securitization Trust,
           Series 2000-A, Class B ..................................    08/15/25                 7.810#             962,285
  1,951  GE Capital Mortgage Services, Inc.,
           Series 1999-HE1, Class B1 ...............................    04/25/29                 7.200            1,876,866
  2,000  NPF XII, Inc., Series 2000-2, Class B (1) .................    10/01/03                 6.283#           2,010,000
    372  Student Loan Marketing Association,
           Series 1996-2, Class A1 .................................    10/25/04                 6.581#             371,028
                                                                                                              -------------
Total Asset Backed Securities (cost--$15,851,988) ..................                                             16,213,106
                                                                                                              -------------

STRIPPED MORTGAGE-BACKED SECURITIES--6.02%

    810  FHLMC REMIC, Series 0013, Class B (1)+++ ..................    06/25/23                 7.000              368,701
    594  FHLMC REMIC, Series 1554, Class 1 (1)+++ ..................    08/15/08                 6.500*              44,161
  5,000  FHLMC REMIC, Series 1627, Class PN (1)+++ .................    09/15/22                 6.000              977,879
  2,997  FHLMC REMIC, Series 1993-138, Class CL (1)+++ .............    11/25/22                 7.000              537,396
  4,541  FHLMC REMIC, Series 2059, Class PI (1)+++ .................    07/15/26                 6.500              972,731
  1,000  FHLMC REMIC, Series 2110, Class PT (1)+++ .................    07/15/23                 6.000              262,319
    865  FHLMC REMIC, Series 2136, Class GD (1)+++ .................    03/15/29                 7.000              177,223
  3,516  FHLMC REMIC, Series 2178, Class PI (1)+++ .................    08/15/29                 7.500              744,583
      5  FNMA REMIC, Trust 1992-142, Class KB (1)+++ ...............    08/25/07                11.977              121,107
      6  FNMA REMIC, Trust 1992-157, Class JA (1)+++ ...............    09/25/07                10.146              122,386
    557  FNMA REMIC, Trust 1992-207, Class U (1)+++ ................    10/25/07                 7.500               86,769
  2,661  FNMA REMIC, Trust 1993-116, Class H (1)+++ ................    07/25/22                 7.000              391,468
    186  FNMA REMIC, Trust 1993-161, Class GC (1)** ................    02/25/23                 0.010*             152,607
    481  FNMA REMIC, Trust 1994-007, Class PK (1)+++ ...............    05/25/08                 6.500*              23,693
    978  FNMA REMIC, Trust 1994-030, Class IA (1)+++ ...............    11/25/22                 6.500*             111,698
  5,958  FNMA REMIC, Trust 1998-013, Class PI (1)+++ ...............    07/18/19                 7.000              442,788
  2,865  FNMA REMIC, Trust 1998-024, Class OK (1)+++ ...............    11/18/21                 7.000              298,989
  3,157  FNMA REMIC, Trust Series 1998-24, Class PK (1)+++ .........    11/18/21                 7.000              312,211
  1,388  FNMA REMIC, Trust 1998-044, Class IG (1)+++ ...............    07/18/16                 6.500              156,515
  6,291  GNMA REMIC, Trust Series 1998-001, Class PG (1)+++ ........    07/20/24                 7.000              815,784
  3,797  Chase Mortgage Finance Corp.,
           Series 1998-S2, Class A4 (1)+++ .........................    07/25/28                 6.750              426,006
 16,000  Conseco Finance Securitizations (1)+++ ....................    12/15/29                 7.000              555,000
 13,876  CWMBS, Inc., Series 1998-14, Class A2 (1)+++ ..............    12/25/13                 0.500*             169,109
 43,417  Hilton Hotel Pool Trust, Series 2000-HLTA, Class X (1)+++ .    10/01/16                 0.634*           3,168,053
 11,500  Option One Mortgage Loan Trust,
           Series 2000-2, Class S (1)+++ ...........................    06/25/30                 3.500#             370,156
     10  Residential Funding Mortgage Securities, Inc.,
           Series 1993-S15, Class A9 (1)+++ ........................    04/25/08                 7.721#              73,697
  1,284  Residential Funding Mortgage Securities, Inc.,
           Series 1998-S20, Class A19 (1)+++ .......................    09/25/28                 6.750              206,991
                                                                                                              -------------
Total Stripped Mortgage-Backed Securities (cost--$10,672,824) ......                                             12,090,020
                                                                                                              -------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
CORPORATE OBLIGATION--0.13%

  $ 257  River Valley (cost--$251,622) .............................    09/30/29                7.500%        $     253,307
                                                                                                              -------------

COMMERCIAL PAPER--2.47%

  5,000  Verizon Global Funding Corp. (cost--$4,960,103) ...........    03/26/01                5.420@            4,960,103
                                                                                                              -------------

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.05%

     95  U.S. Treasury Bills++ (cost--$95,000) .....................    02/01/01                5.925@               95,000
                                                                                                              -------------

REPURCHASE AGREEMENT--1.13%

  2,274  Repurchase Agreement dated 01/31/01 with
           State Street Bank & Trust Co., collateralized by
           $2,275,000 U.S. Treasury Note, 6.250% due 07/31/02
           (value--$2,323,344);  proceeds: $2,274,351
           (cost--$2,274,000) ......................................    02/01/01                5.560             2,274,000
                                                                                                              -------------


Total Investments (cost--$398,897,063)--200.94% ....................                                            403,538,323
Liabilities in excess of other assets--(100.94)% ...................                                           (202,713,849)
                                                                                                              -------------
Net Assets--100.00% ................................................                                           $200,824,474
                                                                                                              =============


------------
# Floating rate securities. The interest rates shown are the current rates as of January 31, 2001.
*     Rate reflects annualized yield at date of purchase.
** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
++    Entire amount pledged as collateral for futures transactions.
+     Estimated yield to maturity at January 31, 2001.
@     Interest rate shown is discount rate at date of purchase.
(1)   Illiquid securities representing 7.02% of net assets.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of January 31, 2001.
REMIC Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS

NUMBER OF                                                               IN                 EXPIRATION        UNREALIZED
CONTRACTS                                                          EXCHANGE FOR               DATES         DEPRECIATION
---------                                                         --------------          ------------     --------------
    150  Contracts to receive--U.S. 5 Year Treasury Note .......   $15,215,625             March 2001         $(398,438)
     48  Contracts to deliver--U.S. 10 Year Treasury Note ......     5,062,500             March 2001           (12,000)
                                                                                                             ----------
                                                                                                              $(410,438)
                                                                                                             ==========


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
U.S. GOVERNMENT OBLIGATIONS--6.73%

$ 5,200  U.S. Treasury Bonds (1) ...............................        08/15/29                 6.125%       $   5,611,122
  3,166  U.S. Treasury Notes (1) ...............................  11/15/04 to 05/15/09      5.500 to 7.875        3,371,533
                                                                                                              -------------
Total U.S. Government Obligations (cost--$8,602,282) ...........                                                  8,982,655
                                                                                                              -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--1.29%

    813  GNMA ..................................................  11/15/26 to 12/15/26           7.750              838,603
      9  GNMA ..................................................        11/20/01                 8.500                9,172
     55  GNMA ..................................................        01/15/02                 9.000               56,588
    123  GNMA ..................................................  07/15/04 to 09/15/04           9.500              129,327
    681  GNMA ARM ..............................................  10/20/27 to 11/20/27           7.125              687,709
                                                                                                              -------------
Total Government National Mortgage Association Certificates
   (cost--$1,699,400) ..........................................                                                  1,721,399
                                                                                                              -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--0.04%

     56  FHLMC (cost--$56,471) .................................        06/01/02                 8.000               56,570
                                                                                                              -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--16.55%

  1,309  FNMA ..................................................        09/01/25                 7.000            1,329,426
  9,147  FNMA ..................................................  06/01/10 to 09/01/29           7.500            9,372,876
 10,982  FNMA ..................................................  03/01/04 to 09/01/30           8.000           11,321,102
     55  FNMA ..................................................        09/01/07                13.000               61,686
                                                                                                              -------------
Total Federal National Mortgage Association Certificates
   (cost--$21,653,200) .........................................                                                 22,085,090
                                                                                                              -------------

COLLATERALIZED MORTGAGE OBLIGATIONS--10.17%

    735  FDIC REMIC Trust, Series 1996-C1, Class 1A ............        05/25/26                 6.750              740,722
    119  FHLMC, Series 1497, Class O ...........................        10/15/22                 7.000              120,871
     50  FHLMC, Series 1588, Class TB ..........................        06/15/23                 6.500               49,590
    150  FNMA REMIC Trust, Series 1993-70, Class C .............        03/25/18                 6.900              149,613
    540  Amresco Residential Securities Mortgage Loan Trust,
           Series 1996-3, Class A6 .............................        11/25/24                 7.875              553,663
  1,521  GMAC Commercial Mortgage Security Inc.,
           Series 1997-C2, Class A1 ............................        12/15/04                 6.451            1,545,867
  1,177  BA Mortgage Securities Inc., Series 1997-2, Class 1A5 .        10/25/27                 7.250            1,197,621
    519  CWMBS Inc., Series 1997-10, Class A4 ..................        02/25/28                 6.613              519,383
    864  DLJ Mortgage Acceptance Corp.,
           Series 1997-CF1, Class A1A ..........................        05/15/06                 7.400              895,236
    796  Drexel Burnham Lambert, Series H, Class 4 .............        04/01/17                 8.500              816,864
  1,175  LB Commercial Conduit Mortgage Trust,
           Series 1995-C2, Class A .............................        08/25/04                 7.220            1,196,267
    116  Norwest Asset Securities Corp., Series 1997-5,
           Class A2 ............................................        04/25/12                 7.000              115,389
     19  Residential Asset Security Mortgage, Series 1997
           Class A .............................................        03/25/27                 7.000               19,009
  1,353  Resolution Trust Corp., Series 1995-C2, Class D .......        05/25/27                 7.000            1,349,913
  2,270  SASCO Commercial Mortgage Trust,
           Series 1998-C3A, Class E ............................        06/25/01                 7.400            2,267,845
  1,000  Salomon Brothers Mortgage Securities VII Inc.,
           Series 1997-LB6, Class A4 ...........................        12/25/27                 6.910            1,010,410
    619  Structured Asset Securities Corp.,
           Series 1995-C4, Class A2 ARM ........................        06/25/26                 7.198              618,763

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)

 $  414   Structured Asset Securities Corp.,
             Series 1995-C4, Class D ...........................        06/25/26                7.000%           $  413,246
                                                                                                              -------------
Total Collateralized Mortgage Obligations (cost--$13,459,566) ..                                                 13,580,272
                                                                                                              -------------

CORPORATE NOTES--57.20%

AIRLINES--1.19%

    167  Continental Airlines Trust, Series 1997-4, Class 4C ...        07/02/07                 6.800              166,154
  1,410  Continental Airlines Trust, Series 1998-3, Class 2C ...        11/01/05                 7.250            1,422,098
                                                                                                              -------------
                                                                                                                  1,588,252
                                                                                                              -------------

AUTOMOTIVE--3.82%

  3,665  Ford Motor Credit Corp. (1) ...........................  02/28/02 to 03/15/05      6.500 to 7.500        3,778,351
  1,225  Ford Motor Credit Corp. MTN ...........................        12/30/14                 9.140            1,325,806
                                                                                                              -------------
                                                                                                                  5,104,157
                                                                                                              -------------

BANKS--8.65%

    895  ABN Amro Bank NV ......................................        05/31/05                 7.250              931,396
    910  BankBoston NA MTN .....................................        03/25/08                 6.375              897,838
    258  Continental Bank NA ...................................        04/01/01                12.500              260,616
    740  First Bank Systems Inc. ...............................        05/01/05                 7.625              778,326
  1,430  First Union Corp. .....................................        11/01/04                 6.950            1,462,268
    735  First USA Bank MTN ....................................        12/03/01                 6.625              743,275
    490  Mellon Bank NA ........................................        06/01/03                 6.750              502,454
  1,125  PNC Bank, NA ..........................................        04/15/05                 7.875            1,183,924
    900  Security Pacific Corp. MTN ............................        07/01/03                 9.800              978,486
    500  Sovran Financial Corp. ................................        06/15/06                 9.250              559,341
    600  United States Bancorp MTN .............................        05/15/04                 6.000              599,607
  1,050  Washington Mutual Inc. ................................        08/15/06                 7.500            1,095,390
  1,510  Wells Fargo & Co. .....................................        07/15/04                 6.625            1,545,281
                                                                                                              -------------
                                                                                                                 11,538,202
                                                                                                              -------------

CHEMICALS--0.71%

    960  Eastman Chemical Co. ..................................        01/15/04                 6.375              950,352
                                                                                                              -------------

COMMERCIAL SERVICES--1.49%

  2,000  Cendant Corp. .........................................        12/01/03                 7.750            1,989,860
                                                                                                              -------------
COMPUTER SOFTWARE & SERVICES--0.66%

    900  Computer Associates International Inc. ................        04/15/03                 6.250              883,739
                                                                                                              -------------
ELECTRIC COMPANIES--0.94%

  1,180  Constellation Energy Group Inc. .......................        04/01/05                 7.875            1,252,543
                                                                                                              -------------
ENERGY--0.81%

  1,090  Noram Energy Corp. ....................................        11/01/03                 6.375            1,086,762
                                                                                                              -------------
FINANCIAL SERVICES--7.84%

  1,240  American Express Credit Corp. .........................        08/10/05                 6.250            1,300,118
  1,400  Aristar Inc. ..........................................        09/01/04                 7.375            1,442,304
    625  Associates Corp. NA ...................................        11/01/03                 5.750              624,081
  1,400  Bellsouth Capital Funding Corp. .......................        02/15/30                 7.875            1,551,368

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
CORPORATE NOTES--(CONTINUED)
FINANCIAL SERVICES--(CONCLUDED)

 $  870  Beneficial Corp. ......................................        12/15/04                  6.810%         $  882,939
    635  Countrywide Funding Corp. MTN .........................        09/16/03                  7.450             654,056
  1,420  Heller Financial Inc. MTN .............................        07/22/02                  6.500           1,430,780
  2,000  J. P. Morgan & Co., Inc. MTN ..........................        01/15/09                  6.000           1,926,160
    650  Mellon Financial Co. ..................................        11/15/03                  5.750             648,553
                                                                                                              -------------
                                                                                                                 10,460,359
                                                                                                              -------------

HOTELS & LODGING--0.76%

  1,000  Marriott International Inc. ...........................        11/15/03                 6.625            1,009,022
                                                                                                              -------------
INFORMATION & COMPUTER SERVICES--1.16%

  1,400  Comdisco Inc. .........................................        04/30/02                 5.950            1,176,000
    371  First Data Corp. ......................................        04/01/03                 6.625              376,313
                                                                                                              -------------
                                                                                                                  1,552,313
                                                                                                              -------------

INSURANCE--3.49%

    700  Ace Ina Holding Inc. ..................................        08/15/06                 8.300              755,409
    955  Aetna Services Inc. ...................................        08/15/06                 7.125              989,678
  1,000  Allstate Financial Global Funding .....................        09/26/05                 7.125            1,043,195
    910  CNA Financial Corp. ...................................        04/15/05                 6.500              875,568
  1,010  Conseco Inc. ..........................................        06/15/01                 6.400              989,800
                                                                                                              -------------
                                                                                                                  4,653,650
                                                                                                              -------------

LEISURE--0.34%

    430  Time Warner Entertainment Co. LP ......................        09/01/08                 7.250              448,291
                                                                                                              -------------
MINING & METALS--0.15%

    200  BHP Finance USA Ltd. ..................................        12/01/02                 7.875              204,936
                                                                                                              -------------
RAILROADS--0.37%

    297  Consolidated Rail Corp. ...............................        04/01/05                 7.070              307,599
    164  CSX Transportation Inc. ...............................        03/01/06                 8.410              178,987
                                                                                                              -------------
                                                                                                                    486,586
                                                                                                              -------------

REAL ESTATE INVESTMENT TRUSTS--13.88%

  2,855  American Health Properties, Inc. ......................        01/15/02                 7.050            2,842,210
  1,150  Corporate Property Investment Trust ...................  04/01/03 to 08/15/04      7.050 to 7.750        1,172,685
  3,200  Franchise Finance Corp. MTN ...........................        01/14/02                 8.430            3,279,395
    410  Health Care Property Investments Inc. .................        02/15/06                 6.500              388,029
  1,000  Highwoods Properties, Inc. ............................        06/15/04                 7.190              987,034
  1,600  HRPT Properties Trust .................................        12/18/02                 6.750            1,585,232
  1,645  Kimco Realty Corp. ....................................  10/01/03 to 11/14/05      6.500 to 6.830        1,651,745
  1,000  Nationwide Health Property Inc. .......................        09/18/01                 7.000            1,006,567
    950  New Plan Realty Trust Corp. ...........................        04/06/05                 7.750              965,194
  1,355  Prologis Trust ........................................        07/15/06                 7.050            1,348,115
    400  Rouse Co. .............................................        01/15/03                 8.500              416,203
  2,900  Simon Property Group, Inc. ............................        02/09/04                 6.750            2,876,177
                                                                                                              -------------
                                                                                                                 18,518,586
                                                                                                              -------------

RETAIL--0.81%

    980  Sears Roebuck Acceptance Corp. ........................        03/20/03                 6.000              977,361
    100  Wal-Mart Stores Inc. ..................................        06/29/11                 8.875              102,072
                                                                                                              -------------
                                                                                                                  1,079,433
                                                                                                              -------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
CORPORATE NOTES--(CONCLUDED)
SECURITIES & ASSET MANAGEMENT--3.16%

$ 2,000  Goldman Sachs Group, Inc. MTN .........................        10/01/09                 7.350%       $   2,130,000
  2,000  Lehman Brothers Holdings, Inc. ........................        01/15/05                 7.750            2,092,714
                                                                                                              -------------
                                                                                                                  4,222,714
                                                                                                              -------------

TELECOMMUNICATIONS--4.56%

  1,180  AT&T Corp. ............................................        03/15/04                 5.625            1,157,246
    450  Carolina Telephone & Telegraph Co. ....................        05/01/03                 6.125              450,099
    715  Telephone & Data Systems, Inc. MTN ....................        11/15/21                 9.550              743,212
  2,210  Vodafone AirTouch PLC .................................        02/15/10                 7.750            2,369,027
  1,320  WorldCom Inc. .........................................  04/01/04 to 05/15/06      7.550 to 8.000        1,371,227
                                                                                                              -------------
                                                                                                                  6,090,811
                                                                                                              -------------

UTILITIES--2.41%

    700  New York State Electric & Gas Corp. ...................        05/01/20                 9.875              731,100
    780  Southern Investments PLC ..............................        12/01/06                 6.800              755,575
  1,075  TXU Eastern Funding Co. ...............................        05/15/05                 6.450            1,060,438
    650  Virginia Electric & Power Co. .........................  04/01/21 to 03/01/25      8.250 to 8.750          671,944
                                                                                                              -------------
                                                                                                                  3,219,057
                                                                                                              -------------
Total Corporate Notes (cost--$75,013,031)                                                                        76,339,625
                                                                                                              -------------

ASSET BACKED SECURITIES--6.27%

    720  Aames Mortgage Trust, Series 1996-D, Class A1G ........        03/15/29                7.320               738,003
  1,970  California Infrastructure, Series 1997-1, Class A5 ....        06/25/04                6.250             1,985,287
  1,036  EMAC Trust, Series 1998-1, Class 1A ...................        07/15/03                6.110             1,041,134
    416  Green Tree Financial Corp., Series 1996-3, Class A4 ...        05/15/27                7.100               420,294
    757  Ikon Receivables LLC, Series 1999-1, Class A3 .........        05/15/05                5.990               766,034
  1,500  Master Financial Asset Securitization Trust,
           Series 1997-1, Class A8 .............................        01/20/29                7.500             1,558,594
     61  Money Store Home Equity Trust, Series 1996-D,
           Class A6 ............................................        06/15/21                6.830                60,729
    134  Money Store Home Equity Trust, Series 1997-A,
           Class A6 ............................................        10/15/21                7.210               134,389
     98  Money Store Home Equity Trust, Series 1997-C,
           Class AH5 ...........................................        02/15/15                6.590                98,040
    955  Team Fleet Financing Corp., Series 1998-2, Class A ....        07/25/02                6.070               953,508
    600  UCFC Loan Trust, Series 1996-B1, Class A7 .............        09/15/27                8.200               615,708
                                                                                                              -------------
Total Asset Backed Securities (cost--$8,297,017) ...............                                                  8,371,720
                                                                                                              -------------

REPURCHASE AGREEMENT--0.36%

    479  Repurchase Agreement dated 01/31/01 with State Street Bank &
           Trust Co., collateralized by $476,126 U.S. Treasury Notes,
           6.375% due 06/30/02; (value--$488,624);
           proceeds: $479,074 (cost--$479,000) .................        02/01/01                 5.560              479,000
                                                                                                              -------------
Total Investments (cost--$129,259,967)--98.61% .................                                                131,616,331
Other assets in excess of liabilities--1.39% ...................                                                  1,856,224
                                                                                                              -------------
Net Assets--100.00% ............................................                                               $133,472,555
                                                                                                              =============

------------
ARM Adjustable Rate Mortgage--The interest rates shown are the current rate as of January 31, 2001.
MTN   Medium Term Notes.
REMIC Real Estate Mortgage Investment Conduit.
(1)   Security, or portion thereof, was on loan at January 31, 2001.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
U.S. GOVERNMENT OBLIGATIONS--24.70%

$14,753  U.S. Treasury Bonds ...................................  02/15/16 to 04/15/28      3.625 to 9.250%    $ 17,943,311
 25,269  U.S. Treasury Inflation Index Notes### ................  07/15/02 to 01/15/08      3.375 to 3.625       25,333,811
 37,600  U.S. Treasury Stripped Principal Payment Bonds ........  02/15/15 to 11/15/21     5.910 to 11.250@      13,880,861
                                                                                                              -------------
Total U.S. Government Obligations (cost--$56,690,679) ..........                                                 57,157,983
                                                                                                              -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--26.19%

    567  GNMA ARM ..............................................  11/20/23 to 01/20/26      7.125 to 7.375          573,757
    622  GNMA ARM ..............................................        05/20/26                 7.375              631,507
  7,700  GNMA I TBA ............................................           TBA                   7.000            7,815,500
 42,000  GNMA I TBA ............................................           TBA                   7.500           43,089,480
  8,200  GNMA I TBA ............................................           TBA                   8.000            8,479,292
                                                                                                              -------------
Total Government National Mortgage Association Certificates
  (cost--$60,389,955) ..........................................                                                 60,589,536
                                                                                                              -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--11.65%

 13,500  FHLMC .................................................  09/15/10 to 01/01/31      5.500 to 6.875       13,973,187
  1,686  FHLMC ARM .............................................        05/01/25                 7.645            1,857,739
 11,000  FHLMC TBA .............................................           TBA                   7.000           11,123,750
                                                                                                              -------------
Total Federal Home Loan Mortgage Corporation Certificates
  (cost--$26,393,830) ..........................................                                                 26,954,676
                                                                                                              -------------

FEDERAL HOUSING ADMINISTRATION CERTIFICATES--1.77%

  4,092  FHA Project Notes  (cost--$4,185,756) .................  08/01/20 to 07/01/25           7.430            4,088,713
                                                                                                              -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--13.63%

  3,869  FNMA ARM ..............................................        12/01/09                 7.202            4,023,965
    720  FNMA ARM ..............................................        05/01/27                 8.072              742,800
    472  FNMA ARM ..............................................        04/01/27                 8.286              486,014
  1,076  FNMA ARM COFI .........................................        11/01/26                 4.500            1,006,269
 25,000  FNMA TBA ..............................................           TBA                   7.000           25,265,750
                                                                                                              -------------
Total Federal National Mortgage Association Certificates
  (cost--$31,374,479) ..........................................                                                 31,524,798
                                                                                                              -------------

COLLATERALIZED MORTGAGE OBLIGATIONS--40.30%

  1,000  FHLMC REMIC, Series 1278, Class K .....................        05/15/22                 7.000              982,863
     97  FHLMC REMIC, Series 1366, Class H .....................        08/15/07                 6.000               97,246
     29  FHLMC REMIC, Series 1367, Class KA ....................        09/15/22                 6.500               28,193
  1,274  FHLMC REMIC, Series 1502, Class PX-Z ..................        04/15/23                 7.000            1,248,154
    907  FHLMC REMIC, Series 1503, Class PZ ....................        05/15/23                 7.000              906,963
    496  FHLMC REMIC, Series 1534, Class Z .....................        06/15/23                 5.000              371,088
    812  FHLMC REMIC, Series 1548, Class Z .....................        07/15/23                 7.000              813,641
  1,183  FHLMC REMIC, Series 1562, Class Z .....................        07/15/23                 7.000            1,173,411
    193  FHLMC REMIC, Series 1601, Class PB ....................        11/15/23                 6.500              180,806
    136  FHLMC REMIC, Series 1611, Class I .....................        02/15/23                 6.000              135,559
    818  FHLMC REMIC, Series 1628, Class KZ ....................        12/15/23                 6.250              769,173
    315  FHLMC REMIC, Series 1694, Class Z .....................        03/15/24                 6.500              297,145
  2,663  FHLMC REMIC, Series 1870, Class Z .....................        01/15/24                 6.500            2,533,330
  2,365  FHLMC REMIC, Series 2061, Class ZB ....................        06/15/28                 6.500            2,152,504
  3,416  FHLMC REMIC, Series 2106, Class ZB ....................        12/15/28                 6.250            3,013,619
    461  FHLMC REMIC, Series G15, Class PZ .....................        07/25/23                 7.000              436,809
    318  FHLMC REMIC, Series G23, Class KZ .....................        11/25/23                 6.500              291,441
  1,591  FHLMC REMIC, Series G24, Class ZA .....................        11/25/23                 6.500            1,470,653

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)

$   212  FNMA REMIC, Trust Series 1991-065, Class Z ..................  06/25/21                 6.500%         $   212,377
     75  FNMA REMIC, Trust Series 1992-118, Class K ..................  09/25/08                 7.500               76,827
    160  FNMA REMIC, Trust Series 1992-129, Class L ..................  07/25/22                 6.000              151,541
    506  FNMA REMIC, Trust Series 1992-G40, Class ZC .................  07/25/22                 7.000              504,017
     90  FNMA REMIC, Trust Series 1993-037, Class PX .................  03/25/23                 7.000               89,218
    191  FNMA REMIC, Trust Series 1993-056, Class PZ .................  05/25/23                 7.000              189,519
    364  FNMA REMIC, Trust Series 1993-060, Class Z ..................  05/25/23                 7.000              369,520
    789  FNMA REMIC, Trust Series 1993-065, Class ZZ .................  06/25/13                 7.000              801,033
    144  FNMA REMIC, Trust Series 1993-070, Class Z ..................  05/25/23                 6.900              141,235
    416  FNMA REMIC, Trust Series 1993-096, Class Z ..................  06/25/23                 7.000              418,012
    279  FNMA REMIC, Trust Series 1993-122, Class L ..................  01/25/23                 6.500              273,076
     76  FNMA REMIC, Trust Series 1993-149, Class L ..................  08/25/23                 6.000               73,585
    156  FNMA REMIC, Trust Series 1993-160, Class ZB .................  09/25/23                 6.500              149,149
    152  FNMA REMIC, Trust Series 1993-163, Class ZA .................  09/25/23                 7.000              150,781
    108  FNMA REMIC, Trust Series 1993-199, Class Z ..................  10/25/23                 7.000              105,923
    234  FNMA REMIC, Trust Series 1993-G10, Class G ..................  05/25/22                 5.000              232,420
    158  FNMA REMIC, Trust Series 1993-G40, Class Z ..................  12/25/23                 6.500              145,248
    310  FNMA REMIC, Trust Series 1994-023, Class PX .................  08/25/23                 6.000              289,967
  3,547  FNMA REMIC, Trust Series 1998-063, Class ZA .................  11/25/28                 6.000            2,879,333
  4,000  FNMA REMIC, Trust Series 1998-M, Class B ....................  09/25/07                 6.270            3,997,862
  1,750  FNMA REMIC, Trust Series 1998-M7, Class Z ...................  05/25/36                 6.390            1,621,849
  5,661  FNMA REMIC, Trust Series 1999-010, Class MZ .................  09/17/38                 6.500            5,284,798
  2,500  FNMA REMIC, Trust Series 1999-W4, Class A9 ..................  02/25/29                 6.250            2,323,598
 10,000  FNMA REMIC, Trust Series 2000-012, Class PG .................  04/25/30                 7.500           10,139,095
  3,703  GNMA REMIC, Trust Series 2000-009, Class FG .................  02/16/30                 7.199#           3,723,012
  1,000  GNMA REMIC, Trust Series 2000-009, Class FH .................  02/16/30                 7.199#           1,005,742
  3,097  Small Business Administration, Series 1999-20K, Class 1 .....  11/01/19                 7.060            3,147,445
    402  U.S. Department of Veteran Affairs Vendee Mortgage Trust,
           Series 1993-3, Class 2ZA ..................................  06/15/20                 6.500              400,395
  2,000  BA Mortgage Securities, Inc., Series 1998-4, Class 1A-12 ....  06/25/28                 6.750            1,994,780
    199  Bear Stearns Mortgage Securities, Inc. REMIC,
           Series 1994-1, Class 3A ...................................  05/25/23                 7.100#             198,533
    170  California Federal Bank REMIC, Series 1990- BN1, Class A ....  08/25/30                 7.196#             170,205
    415  Capital Asset Research Funding, Series 1998-A, Class A ......  12/15/05                 5.905#             415,108
  1,070  Chase Mortgage Finance Corp., Series 1995-A, Class A ........  04/25/25                 7.372#           1,084,871
  5,000  Citicorp Mortgage Securities, Inc. REMIC,
           Series 1998-9, Class A5 ...................................  10/25/28                 6.500            4,828,150
  3,659  Community Program Loan Trust, Series 1987-A, Class A4 .......  10/01/18                 4.500            3,374,551
  4,398  GMAC Commercial Mortgage Security, Inc.,
           Series 1998-C1, Class A1 ..................................  11/15/07                 6.411#           4,466,009
  3,404  Housing Security, Inc., Series 1992-8, Class B ..............  06/25/24                 7.012#           3,375,029
  1,846  LTC Commercial Mortgage Certificates,
           Series 1998-1, Class A ....................................  05/28/30                 6.029#           1,862,032
  2,972  Oakwood Mortgage Investors, Inc., Series 1999-B, Class A2 ...  12/15/13                 6.190            2,989,282
    150  Residential Funding Mortgage Securities I, Inc.
           Series 1993-S30, Class A9 .................................  08/25/23                 7.500              148,406
  2,628  Residential Funding Mortgage Securities I, Inc.,
           Series 1997-S7, Class A5 ..................................  05/25/27                 7.500            2,601,165
  2,213  Salomon Brothers Mortgage Securities, Inc. VII,
           Series 2000-BOA1, Class A .................................  08/25/30                 7.600            2,239,312
  3,152  Salomon Brothers Mortgage Securities, Inc. VII REMIC,
           Series 1993-3, Class A7-MZ ................................  08/25/23                 7.200            3,167,745
  4,500  Structured Asset Securities Corp., Series 1997-4,
           Class 2A-9 ................................................  12/25/27                 7.000            4,519,755
                                                                                                              -------------
Total Collateralized Mortgage Obligations (cost--$90,652,680) ........                                           93,234,108
                                                                                                              -------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
ASSET BACKED SECURITIES--8.44%

$   262  American Residential Mortgage Loan Trust,
           Series 1998-001, Class 1 ..................................  05/25/29                 6.828#%         $  261,834
  1,450  Arcadia Automobile Receivables Trust, Series 1999-C,
           Class A2 ..................................................  12/15/03                 6.900            1,470,095
  2,400  Bayview Financial Acquisition Trust, 2000-D, Class A ........  11/25/30                 7.038#           2,398,125
  2,000  Dealer Auto Recievables Trust, Series 2000-1, Class A2 ......  04/15/03                 7.010            2,019,698
  2,918  Delta Funding Home Equity Loan Trust,
           Series 1999-003, Class A1-A ...............................  09/15/29                 7.030#           2,928,810
  1,236  First Security Auto Owner Trust, Series 1999-1, Class A3 ....  06/15/03                 5.580            1,237,319
  2,500  Keystone Owner Trust, Series 1998-P2, Class A4 ..............  12/25/18                 6.840            2,542,525
  2,798  Metropolitan Asset Funding, Inc., Series 2000-A, Class A3 ...  12/25/23                 8.115            2,916,915
  1,551  Mid-State Trust, Series 4, Class A ..........................  04/01/30                 8.330            1,663,821
    319  Money Store Home Equity Trust, Series 1997-D, Class AF3 .....  11/15/21                 6.345#             319,075
    284  Money Store Home Equity Trust, Series 1998-A, Class AV ......  06/15/29                 6.890#             283,966
  1,494  SLMA Student Loan Trust, Series 1998-1, Class A1 ............  01/25/07                 6.948#           1,494,501
                                                                                                              -------------
Total Asset Backed Securities (cost--$19,260,466) ....................                                           19,536,684
                                                                                                              -------------

STRIPPED MORTGAGE-BACKED SECURITIES+--0.08%

     66  FHLMC, Series 1625, Class GA+++ .............................  01/15/08                 6.000(1)             2,600
    361  FNMA REMIC, Trust Series 1993-201, Class JB+++ ..............  09/25/21                 6.500(1)            35,581
  2,416  FNMA REMIC, Trust Series 1993-201, Class JC+++ ..............  05/25/19                 6.500(1)           149,742
                                                                                                              -------------
Total Stripped Mortgage-Backed Securities (cost--$187,141) ...........                                              187,923
                                                                                                              -------------

CORPORATE BONDS--28.93%
AEROSPACE & DEFENSE--1.08%

  2,500  Raytheon Co., MTN ...........................................  08/10/01                 7.089#           2,502,118
                                                                                                              -------------
AIRLINES--0.45%

    500  AMR Corp. ...................................................  02/01/01                 10.000             500,000
    500  United Air Lines, Inc. ......................................  11/27/12                 10.360             550,430
                                                                                                              -------------
                                                                                                                  1,050,430
                                                                                                              -------------

AUTOMOTIVE--0.77%

  1,800  DaimlerChrysler NA Holdings Corp. ...........................  08/16/04                 7.078#           1,770,451
                                                                                                              -------------
BANKS--0.64%

  1,500  MBNA American Bank ..........................................  12/10/02                 6.495#           1,472,172
                                                                                                              -------------
ENERGY--0.98%

  2,200  NRG Energy, Inc. ............................................  11/01/03                 8.000            2,256,896
                                                                                                              -------------
FINANCIAL SERVICES--5.83%

  3,700  AT&T Capital Corp. ..........................................  04/23/02                 7.030#           3,706,664
  3,600  General Motors Acceptance Corp. .............................  08/06/01                 6.951#           3,604,057
  4,000  Infrastructure Finance Corp. ................................  03/26/09                 5.059#           3,997,500
    180  Midland Funding Corp. .......................................  07/23/02                10.330              184,481
  2,000  Textron Financial Corp. .....................................  05/28/02                 7.099#           2,003,064
                                                                                                              -------------
                                                                                                                 13,495,766
                                                                                                              -------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
CORPORATE BONDS--(CONCLUDED)

MEDIA--0.91%

 $2,000   Cox Enterprises, Inc. ................................        02/15/07                 8.000%         $ 2,097,276
                                                                                                              -------------
MEDICAL PROVIDERS--0.73%

  1,700   Columbia HCA Health Care Corp. .......................        07/15/45                 6.630            1,688,911
                                                                                                              -------------
OTHER INSURANCE--0.44%

  1,000   Alpha Wind Reinsurance ...............................        05/23/01                11.320            1,020,000
                                                                                                              -------------
SECURITIES & ASSET MANAGEMENT--4.87%

  4,500   Bear Stearns Cos., Inc. ..............................        09/21/04                 6.910#           4,501,534
  3,250   Goldman Sachs Group, Inc. ............................        03/19/01                 6.669#           3,254,040
  2,300   Lehman Brothers Holdings, Inc. .......................        04/02/02                 7.301#           2,318,402
  1,200   Morgan Stanley Dean Witter & Co. .....................        04/22/04                 5.899#           1,199,909
                                                                                                              -------------
                                                                                                                 11,273,885
                                                                                                              -------------

TELECOMMUNICATIONS--3.94%

  3,500   British Telecommunications PLC .......................        12/15/05                 7.625            3,612,262
EUR 2,700 Koninklijke (Royal) KPN NV ...........................  06/13/01 to 06/13/02      5.217 to 5.467#       2,505,009
  3,000   Sprint Capital Corp., MTN ............................        06/24/02                 6.850#           3,004,941
                                                                                                              -------------
                                                                                                                  9,122,212
                                                                                                              -------------

UTILITIES--1.60%

  1,663   Niagara Mohawk Power Co. .............................        10/01/02                 7.250            1,695,120
  2,000   TXU Corp .............................................        06/25/01                 7.014#           2,002,052
                                                                                                              -------------
                                                                                                                  3,697,172
                                                                                                              -------------

YANKEE--6.69%

  2,500   Compagnie Financiere de CIC et de l'Union Europeenne..        10/29/49                 6.379#           2,387,500
  1,000   Mexico Credit Link+ ..................................        02/25/02                11.976#           1,039,986
  2,900   Nacional Financiera ..................................        05/08/03                 8.634#           2,963,261
  1,000   National Power Corp. .................................        05/15/28                 9.625              701,945
  2,300   Nordbanken AB ........................................        11/29/49                 8.950#           2,469,917
  1,400   Petroleos Mexicanos ..................................        09/15/27                 9.500            1,470,000
  4,400   Residential Reinsurance ..............................        06/01/01           10.836 to 10.926       4,444,000
                                                                                                              -------------
                                                                                                                 15,476,609
                                                                                                              -------------
Total Corporate Bonds (cost--$66,147,884) ......................                                                 66,923,898
                                                                                                              -------------

INTERNATIONAL GOVERNMENT OBLIGATIONS--0.80%

EUR 790   Federal Republic of Germany ..........................  01/04/24 to 01/04/30       6.250 to 6.500         836,565
$ 1,000   United Mexican States ................................        04/07/04                 9.616#           1,025,000
                                                                                                              -------------
Total International Government Obligations (cost--$1,838,963) ..                                                  1,861,565
                                                                                                              -------------

MUNICIPAL SECURITIES--0.41%

  1,000   Massachusetts State Turnpike Authority, Metropolitan
            Highway System Revenue Series A (MBIA Insured)
           (cost--$868,968) ....................................        01/01/37                 5.000              947,400
                                                                                                              -------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
COMMERCIAL PAPER@--5.14%

$ 2,000  Campbell Soup Co. ........................................     04/16/01                 5.440%       $   1,977,636
  3,000  Gillette Co. .............................................     04/17/01                 5.430            2,966,062
  7,000  Verizon Global Funding Corp. .............................     03/26/01                 5.420            6,944,144
                                                                                                              -------------
Total Commercial Paper (cost--$11,887,842)                                                                       11,887,842
                                                                                                              -------------

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS@--0.13%

    300  U.S. Treasury Bills### (cost--$300,000) ..................     02/01/01            6.020 to 6.190          300,000
                                                                                                              -------------

NOTIONAL
 AMOUNT
  (000)
--------
OPTIONS--0.01%

CALL OPTIONS PURCHASED--0.01%

  8,500  U.S. Treasury Bonds, expires 03/01 (cost--$121,431) ......                                                  30,685
                                                                                                              -------------

PUT OPTIONS PURCHASED--0.00%

 70,000  Euro Futures Puts, expires 02/01 .........................                                                       0
  2,000  GNMA, expires 03/01 ......................................                                                     313
                                                                                                              -------------
Total Put Options Purchased (cost--$520) ..........................                                                     313
                                                                                                              -------------

PRINCIPAL
 AMOUNT
  (000)
---------

REPURCHASE AGREEMENT--0.61%

  1,404  Repurchase Agreement dated 01/31/01 with State Street
           Bank & Trust Co., collateralized by $1,405,000
           U.S. Treasury Bonds,6.250% due 07/31/02;
           (value--$1,434,856);proceeds: $1,404,217
           (cost--$1,404,000) .....................................     02/01/01                 5.560            1,404,000
                                                                                                              -------------


Total Investments (cost--$371,704,594)--162.79% ...................                                             376,630,124
Liabilities in excess of other assets--(62.79)% ...................                                            (145,264,082)
                                                                                                              -------------
Net Assets--100.00% ...............................................                                            $231,366,042
                                                                                                              =============


-----------------
# Floating rate securities. The interest rates shown are the current rates as of January 31, 2001.
+     Illiquid securities represent 0.53% of net assets.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
### Entire or partial amount pledged as collateral for futures and options transactions.
@     Interest rate shown is the discount rate at date of purchase.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of January 31, 2001.
COFI  Cost of Funds Index.
REMIC Real Estate Mortgage Investment Conduit.
MBIA  Municipal Bond Investors Assurance.
MTN   Medium Term Note.
TBA (To Be Assigned)--Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

EUR   Euro.
(1)   Annualized yield at date of purchase.

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

NUMBER OF                                                                 STRIKE        EXPIRATION
CONTRACTS                                                                 PRICE            DATES                   VALUE
---------                                                                --------      -------------              -------
WRITTEN OPTIONS

      4  Euro Futures Calls ...........................                 $ 93.25          March 2001                $ 16,000
     94  Euro Futures Calls ...........................                   92.75          March 2001                   1,175
     36  U.S. Treasury Notes Futures Puts .............                  103.00       February 2001                   2,250
     90  U.S. Treasury Notes Futures Puts .............                  100.00       February 2001                   1,406
     13  U.S. Treasury Notes Futures Puts .............                  100.00       February 2001                     406
  1,700  U.S. Treasury Notes Futures Puts .............                  106.74          March 2001                  38,080
     12  U.S. Treasury Notes Futures Calls ............                  104.00       February 2001                   3,750
    101  U.S. Treasury Notes Futures Calls ............                  105.00       February 2001                  74,172
                                                                                                                 ----------
                                                                                                                   $137,239
                                                                                                                 ==========

FUTURES CONTRACTS

                                                                                                                UNREALIZED
                                                                        IN               EXPIRATION            APPRECIATION
                CONTRACTS TO RECEIVE                               EXCHANGE FOR             DATES             (DEPRECIATION)
                --------------------                               ------------          ----------           --------------
    124  Eurobond Futures .............................             $13,371,700          March 2001               $ 118,030
     62  Eurobond Futures .............................               6,697,160           June 2001                  27,688
      2  Municipal Bond Futures .......................                 204,156          March 2001                   2,906
    125  2 Year U.S. Treasury Note Futures ............              25,398,438          March 2001                (179,688)
     55  10 Year U.S. Treasury Note Futures ...........               5,618,593          March 2001                (168,438)
      3  U.S. Long Bond Treasury Note .................                 309,281          March 2001                   2,906
                                                                                                                 ----------
                                                                                                                  $(196,596)
                                                                                                                 ==========

FORWARD FOREIGN CURRENCY CONTRACTS

                                                         CONTRACTS             IN
                                                            TO              EXCHANGE           MATURITY      APPRECIATION
                                                          DELIVER             FOR               DATES       (DEPRECIATION)
                                                         ---------          --------           --------     --------------
Euro ................................................   12,320,000       USD 10,986,422        02/13/01       $(486,432)
Japanese Yen ........................................   70,000,000       USD    595,517        03/06/01          (8,787)
Swiss Franc .........................................   12,963,000       USD  7,407,429        02/13/01        (492,203)
U.S. Dollars ........................................   690,000          EUR    594,062        02/13/01          48,492
U.S. Dollars ........................................   8,490,000        EUR  7,335,190        02/13/01         571,022
U.S. Dollars ........................................   496,000          EUR    436,510        02/13/01          25,384
U.S. Dollars ........................................   6,593,000        EUR  5,651,091        02/13/01         521,319
                                                                                                             ----------
                                                                                                              $ 178,795
                                                                                                             ==========

CURRENCY TYPE ABBREVIATIONS:

EUR   Euro.
USD   U.S. Dollars.


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MUNICIPAL FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
MUNICIPAL BONDS AND NOTES--98.24%

ALABAMA--0.23%

 $  105  Birmingham Medical Clinic Board Revenue Baptist
           Medical Centers (Escrow to Maturity) ................        07/01/05                 7.300%         $   113,366
                                                                                                                -----------
ALASKA--5.40%

  2,055  Alaska Student Loan Corp. Revenue,
           Series A (AMBAC Insured)* ...........................  07/01/06 to 07/01/09      5.350 to 5.550        2,165,994
    500  Northern Tobacco Securitization Corp.
           Revenue Alaska Tobacco Settlement ...................        06/01/22                 6.200              507,730
                                                                                                                -----------
                                                                                                                  2,673,724
                                                                                                                -----------

ARIZONA--4.80%

  1,000  Arizona Transportation Board Highway Revenue
           Series B ............................................        07/01/06                 8.000            1,193,020
    490  Peoria Water & Sewer Revenue (FGIC Insured)* ..........        07/01/04                 7.500              548,472
     60  Pima County Hospital Revenue St. Joseph
           Hospital Project (Escrow to Maturity) ...............        01/01/09                 7.500               67,834
    570  Show Low Industrial Development Authority Revenue
           Navapache Regional Medical Center
           Series A (ACA Insured) ..............................        12/01/06                 5.125              567,828
                                                                                                                -----------
                                                                                                                  2,377,154
                                                                                                                -----------

ARKANSAS--0.34%

     40  Arkansas State Development Finance Authority
           (MBIA Insured) ......................................        10/01/16                 5.100               40,337
     35  Pulaski County Residential Housing Single-Family
           (Escrow to Maturity) ................................        06/01/10                 7.250               39,754
     80  Springdale Residential Housing Mortgage
           Series A (FNMA Collateralized) ......................        09/01/11                 7.650               88,278
                                                                                                                -----------
                                                                                                                    168,369
                                                                                                                -----------

CALIFORNIA--9.08%

    150  California Pollution Control Financing Kaiser
           Steel Corp. Project (Escrow to Maturity) ............        10/01/08                 7.250              166,101
  1,000  California State Refunding Revenue ....................        10/01/10                 5.750            1,130,530
    140  Inglewood Residential Rehabilitation
           (Escrow to Maturity) ................................        08/01/10                 7.500              161,064
    395  Los Angeles Community Redevelopment Agency
           Refunding Monterey Hills Redevelopment Project B ....        12/01/22                 8.650              439,611
    265  Los Angeles Multi-Family Revenue Housing Earthquake
           Rehabilitation Project Series C
           (FNMA Collateralized)* ..............................        07/01/07                 5.150              269,473
    100  Los Angeles Regional Airport Improvement Corp. Lease
           Revenue American Airlines, Inc. (Letter of Credit) ..        12/01/24                 4.250              100,000
     20  Sacramento Utility District Electric Revenue
           (Escrow to Maturity) ................................        02/01/11                 5.500               21,260
  1,055  Sacramento Utility District Electric Revenue,
           White Rock Project (Escrow to Maturity) .............  03/01/10 to 05/01/10      6.750 to 6.800        1,178,591
    990  Vista Multi-Family Housing Pepperwood Apartments
           (Mandatory Put 06/01/05 @ 100)
           (FNMA Collateralized) ...............................        06/01/25                 5.700            1,025,195
                                                                                                                -----------
                                                                                                                  4,491,825
                                                                                                                -----------

COLORADO--2.75%

    265  Colorado Housing Finance Authority Single-Family
           Program Subordinated* ...............................        11/01/04                 5.750              265,681
  1,000  Colorado Springs Utilities Revenue
           (Escrow to Maturity) ................................        11/15/10                 5.800            1,094,200
                                                                                                                -----------
                                                                                                                  1,359,881
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MUNICIPAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
DISTRICT OF COLUMBIA--7.04%

 $  505  District of Columbia Housing Finance Authority
           Certificate of Participation (Asset Guaranty Insured) .....  06/01/08                 4.850%         $   512,100
  1,340  District of Columbia Revenue Refunding
           Howard University Project (MBIA Insured) ..................  10/01/02                 5.250            1,374,840
  1,500  District of Columbia Series A (MBIA Insured) ................  06/01/08                 5.250            1,594,545
                                                                                                                -----------
                                                                                                                  3,481,485
                                                                                                                -----------

FLORIDA--2.28%

    250  Alachua County Health Facilities Authority Shands Hospital
           at The University of Florida (MBIA Insured) ...............  12/01/05                 6.100              260,110
     50  Clearwater Housing Development Corp. Revenue Refunding
           Clearwater Apartments Series A (FHA Insured) ..............  07/01/01                 6.200               50,228
    505  Hialeah Housing Authority Municipal Housing Revenue
           (Escrow to Maturity) ......................................  11/01/06                 9.500              656,894
    140  Palm Beach County Solid Waste Authority Revenue
           (Escrow to Maturity) (MBIA Insured) .......................  12/01/04                 10.000             159,744
                                                                                                                -----------
                                                                                                                  1,126,976
                                                                                                                -----------

GEORGIA--3.24%

  1,250  Georgia State Series C ......................................  08/01/13                 6.250            1,458,712
    130  Gwinnett County Water & Sewer Authority
           (Escrow to Maturity) ......................................  10/01/04                 9.600              145,785
                                                                                                                -----------
                                                                                                                  1,604,497
                                                                                                                -----------

IDAHO--1.62%

    830  Idaho Housing & Finance Association Single-Family
           Mortgage Revenue Series D-3* ..............................  07/01/13                 5.150              803,349
                                                                                                                -----------
ILLINOIS--4.39%

    295  Belleville St. Clair County (Escrow to Maturity) ............  11/01/09                 7.250              336,680
    350  Greater Peoria Airport Authority (AMBAC Insured)* ...........  12/01/07                 6.700              380,065
    500  Illinois Educational Facilities Authority Revenues
           Refunding Northwestern Medical Facility Foundation
           (MBIA Insured) ............................................  11/15/28                 5.125              474,845
    630  Illinois Health Facilities Authority Revenue Ravenswood
           Hospital (Escrow to Maturity) .............................  08/01/06                 7.250              685,434
    285  St. Clair County Certificates Participation
           Series A (FSA Insured) ....................................  10/01/08                 5.000              297,138
                                                                                                                -----------
                                                                                                                  2,174,162
                                                                                                                -----------

INDIANA--3.93%

     20  Fort Wayne Hospital Authority Revenue Lutheran Hospital
           Project (Escrow to Maturity) ..............................  01/01/02                 6.875               20,022
    410  Indianapolis Economic Development Revenue
           Knob In The Woods Project (Mandatory Put 12/01/04 @ 100)
           (FNMA Collateralized)* ....................................  12/01/24                 6.375              432,771
    585  Indianapolis Economic Development Revenue
           Refunding Bethany Series A (GNMA Collateralized)* .........  04/20/17                 5.350              589,183
    825  Wawasee Community School Corp. Revenue In New Element
           & Remodeling Building Corp. First Mortgage ................  07/15/13                 5.750              900,364
                                                                                                                -----------
                                                                                                                  1,942,340
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MUNICIPAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

KANSAS--1.15%

 $  500  Burlington Pollution Control Revenue
           Refunding Kansas Gas & Electric Co. Project
           (MBIA Insured) ............................................  06/01/31                 7.000%         $   515,650
     50  Wichita Hospital Revenue St. Francis Hospital &
           Nursing Senior A (Escrow to Maturity) .....................  10/01/07                 6.750              54,476
                                                                                                                -----------
                                                                                                                    570,126
                                                                                                                -----------

LOUISIANA--4.34%

    375  East Baton Rouge Parish Womans Hospital Foundation
           (Escrow to Maturity) ......................................  10/01/08                 7.200              419,797
     70  East Baton Rouge Single-Family Mortgage
           Series C (GNMA/FNMA Collateralized) .......................  04/01/32                 7.000               72,148
    500  Jefferson Parish Home Mortgage Single-Family
           Housing Revenue Series D-1
           (Mandatory Put 08/01/01 @ 100)
           (FNMA/GNMA Collateralized) ................................  06/01/10                 5.600              513,855
    540  Louisiana Public Facilities Authority and Health Education A1
           (Mandatory Put 06/01/02 @ 100) (AMBAC Insured) ............  12/01/15                 5.000              549,234
    540  Louisiana State Health Education Authority Alton Ochsner
           Medical Foundation (Escrow to Maturity) ...................  05/01/05                 8.750              592,780
                                                                                                                -----------
                                                                                                                  2,147,814
                                                                                                                -----------

MASSACHUSETTS--3.06%

    600  Massachusetts State Development Finance Agency
           Biomedical Research Series C ..............................  08/01/02                 5.500              610,464
  1,005  Massachusetts State Development Finance Agency
           Curry College Series A (ACA Insured) ......................  03/01/19                 5.375              901,455
                                                                                                                -----------
                                                                                                                  1,511,919
                                                                                                                -----------

MICHIGAN--2.92%

    115  Michigan State Hospital Finance Authority
           Revenue St. Joseph's Mercy Hospital (Escrow to Maturity) ..  07/01/03                 9.250              123,428
    105  Michigan State Housing Development
           Authority Series B* .......................................  12/01/12                 7.650              106,311
    170  Michigan State Strategic Limited Obligation
           (Escrow to Maturity) ......................................  08/15/05                 7.875              184,559
  1,000  Western Townships Utilities Authority
           Revenue Sewage Disposal Systems Refunding (FSA) ...........  01/01/15                 6.750            1,027,930
                                                                                                                -----------
                                                                                                                  1,442,228
                                                                                                                -----------

MINNESOTA--1.57%

    350  Coon Rapids Hospital Revenue Health Central, Inc.
           (Escrow to Maturity) ......................................  08/01/08                 7.625              392,795
    113  Eden Prairie Multi-Family Housing (GNMA Collateralized) .....  01/20/06                 5.500              116,157
    200  Edina Refunding Tax Increment Series B ......................  02/01/06                 5.800              200,000
     60  Moorhead Residential  Mortgage (Escrow to Maturity) .........  08/01/11                 7.100               68,772
                                                                                                                -----------
                                                                                                                    777,724
                                                                                                                -----------

MISSOURI--0.22%

    105  St. Louis County Single-Family Housing (AMBAC Insured) ......  10/01/16                 9.250              109,226
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MUNICIPAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

NEBRASKA--0.52%

 $  250  Nebraska Investment Finance Authority Multi-Family
           Housing Series A (FNMA Collateralized)* ...................  12/01/15                 6.000%         $   256,303
                                                                                                                -----------
NEW JERSEY--1.11%

    500  New Jersey Transit Corp. CTFS Federal Transit Administration
           Grants Series B (AMBAC) ...................................  09/15/12                 5.500              549,120
                                                                                                                -----------
OHIO--0.36%

    170  Dayton Hospital Revenue Good Samaritan
           (Escrow to Maturity) ......................................  12/01/05                 6.000              178,675
                                                                                                                -----------
OKLAHOMA--4.44%

    335  Comanche County Hospital Authority Revenue
           Series A (Connie Lee Insured) .............................  07/01/06                 5.100              348,122
    425  McAlester Public Works Authority Revenue
           (FSA Insured) (Escrow to Maturity) ........................  12/01/04                 8.250              492,562
  1,330  Tulsa Metropolitan Utility Authority Revenue ................  02/01/03                 7.000            1,357,239
                                                                                                                -----------
                                                                                                                  2,197,923
                                                                                                                -----------

PENNSYLVANIA--4.80%

    400  Blair County Hospital Authority Revenue Hospital Altoona
           Hospital Project A (AMBAC Insured) ........................  07/01/06                 5.375              424,136
    535  Chester County Health & Education Jefferson Health Systems
           Series B (AMBAC Insured) ..................................  05/15/12                 5.000              546,529
     45  Chester County Hospital Authority Revenue
           (Escrow to Maturity) ......................................  07/01/09                 7.500               50,651
     60  Conneaut School District (Escrow to Maturity)
           (AMBAC Insured) ...........................................  05/01/02                 9.250               62,526
     75  Lancaster Sewer Authority (Escrow to Maturity) ..............  04/01/12                 6.000               82,448
    400  Luzerne County Industrial Development Authority
           Pennsylvania Gas & Water Series B* ........................  12/01/22                 7.125              425,252
    600  Pennsylvania State Finance Authority Revenue
           (Investment Agreement - Sun America) ......................  11/01/09                 6.600              650,136
    125  Philadelphia Hospital & Higher Education Health Systems
           Jefferson Health Systems A (MBIA Insured) .................  05/15/07                 5.250              132,464
                                                                                                                -----------
                                                                                                                  2,374,142
                                                                                                                -----------

RHODE ISLAND--1.42%

    690  Rhode Island Housing & Mortgage Finance Corp.
           Homeownership Opportunity-9-D* ............................  10/01/12                 5.150              701,778
                                                                                                                -----------
SOUTH CAROLINA--0.49%

    210  Charleston County Hospital Facility Roper Hospital
           (Escrow to Maturity) ......................................  10/01/11                 7.000              240,458
                                                                                                                -----------
SOUTH DAKOTA--3.03%

  1,000  South Dakota Housing Development Authority
           Revenue Homeownership Mortgage Series A ...................  05/01/06                 5.500            1,055,310
    410  South Dakota State Health & Educational
           Revenue St. Lukes Hospital Project (Escrow to Maturity) ...  10/01/07                 6.800              444,489
                                                                                                                -----------
                                                                                                                  1,499,799
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MUNICIPAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

TENNESSEE--3.05%

 $  300  Knox County Health Educational & Housing Facility
           St. Mary's Medical Center (Escrow to Maturity) ...........   08/01/03                 7.250%         $   315,324
    150  La Follette Housing Development Corp.
           (FHA/MBIA Insured) .......................................   01/01/05                 5.400              152,798
    655  Metropolitan Government Nashville & Davidson County
           Water Sewer Revenue Cab Converter Refunding
           (FGIC/TCRs) ..............................................   01/01/12                 7.700              824,265
    180  Metropolitan Government Nashville Health & Education
           Southern Advantist Hospital Health Systems
           (Escrow to Maturity) .....................................   10/01/09                 8.700              218,068
                                                                                                                -----------
                                                                                                                  1,510,455
                                                                                                                -----------

TEXAS--10.97%

    240  Galveston County Housing Finance Corp. Single-Family
           Mortgage Revenue .........................................   04/01/15                 9.750              258,590
    245  Houston Texas Airport Systems Revenue
           (Escrow to Maturity) .....................................   07/01/10                 7.600              286,427
    200  Lone Star Airport Improvement Authority American
           Airlines, Inc. (Letter of Credit) ........................   12/01/14                 4.250              200,000
    505  Mckinney Independent School District
           School Building Revenue ..................................   02/15/04                 6.000              536,295
  1,285  Mission Consolidated Independent School District Revenue ...   02/15/04                 6.500            1,382,904
  1,015  South Plains Finance Corp. Refunding Mortgage
           Series C (FMNA/GNMA Collateralized) ......................   03/01/21                 7.400            1,166,408
  1,500  Southeast Housing Finance Corp.
           Series B (Pre-refunded to 12/01/02 @ 36.127) .............   12/01/16                 7.625#             505,095
  1,040  Texas State Refunding Series A .............................   10/01/03                 5.700            1,092,572
                                                                                                                -----------
                                                                                                                  5,428,291
                                                                                                                -----------

UTAH--3.32%

     75  Salt Lake County Water Conservation
           (Escrow to Maturity) (MBIA Insured) ......................   10/01/02                 10.875              81,362
  1,000  Utah Associated Municipal Power Systems
           Revenue San Juan Project (MBIA Insured) ..................   06/01/04                 6.375            1,098,710
    325  Utah State Housing Finance Agency Single-Family
           Mortgage Sub A1 (AMBAC Insured) ..........................   07/01/08                 5.900              349,151
     65  Utah State Housing Finance Agency Single-Family
           Mortgage Sub G (AMBAC Insured) ...........................   07/01/07                 5.650               68,560
     40  Utah State Housing Finance Agency Single-Family
           Mortgage Sub H1 (AMBAC Insured) ..........................   07/01/07                 5.650               42,191
                                                                                                                -----------
                                                                                                                  1,639,974
                                                                                                                -----------

WASHINGTON--5.47%

  1,000  King County Sewer Revenue Series A .........................   01/01/03                 5.800            1,038,660
     20  Washington State Prerefunded Series 93A ....................   10/01/12                 5.750               22,256
  1,480  Washington State Unrefunded Balance Series 93A .............   10/01/12                 5.750            1,646,396
                                                                                                                -----------
                                                                                                                  2,707,312
                                                                                                                -----------

WEST VIRGINIA--0.13%

     55  Kanawha County Residential Mortgage Revenue
           (Escrow to Maturity) .....................................   09/01/10                 7.375               63,169
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MUNICIPAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
  (000)                                                                   DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

WISCONSIN--0.21%

 $  100  Wisconsin Housing & Economic Development  Series G* ........   03/01/04                 5.250%         $   102,858

WYOMING--0.56%

    295  Teton County Hospital District Refunding Improvement
           (ACA Insured) ............................................   12/01/09                 5.100              278,132
                                                                                                                -----------
Total Municipal Bonds and Notes (cost--$47,463,609) .................                                            48,604,554
                                                                                                                -----------

TAX-FREE MONEY MARKET FUND--0.09%

     46  Seven Seas Money Market Fund  (cost--$45,694) ..............                                                45,694
                                                                                                                -----------

Total Investments (cost--$47,509,303)--98.33% .......................                                            48,650,248
Other assets in excess of liabilities--1.67% ........................                                               826,963
                                                                                                                -----------
Net Assets--100.00% .................................................                                           $49,477,211
                                                                                                                ===========


--------------
#       Zero coupon bond: rate represents annualized yield at date of purchase.
*       Security subject to Alternative Minimum Tax.
ACA     American Capital Access.
AMBAC   American Municipal Bond Assurance Corporation.
FGIC    Federal Guaranty Insurance Corporation.
FHA     Federal Housing Authority.
FNMA    Federal National Mortgage Association.
FSA     Financial Security Assurance.
GNMA    Government National Mortgage Association.
MBIA    Municipal Bond Investors Assurance.
TCRs    Transferable Custodial Receipts.


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GLOBAL FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
 (000)**                                                                  DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
LONG-TERM GLOBAL DEBT SECURITIES--89.37%

AUSTRALIA--0.11%

USD     100 National Australia Bank Ltd. .......................        05/19/10                 8.600%         $   112,348
                                                                                                                -----------
CANADA--3.05%

      4,432 Government of Canada ...............................  06/01/10 to 06/01/11      5.500 to 6.000        3,013,178
                                                                                                                -----------
DENMARK--5.30%

     39,286 Kingdom of Denmark .................................  03/15/02 to 11/15/11      4.000 to 8.000        5,226,333
                                                                                                                -----------
FRANCE--2.56%

      2,600 Republic of France .................................        10/25/10                 5.500            2,523,690
                                                                                                                -----------
GERMANY--17.21%

     17,620 Federal Republic of Germany ........................  01/04/08 to 01/04/30      4.500 to 6.250       16,976,904
                                                                                                                -----------
ITALY--6.64%

JPY  80,000 Republic of Italy ..................................        05/12/02                 0.375              687,369
      6,160 Republic of Italy ..................................  05/01/08 to 11/01/10      5.000 to 5.500        5,860,605
                                                                                                                -----------
                                                                                                                  6,547,974
                                                                                                                -----------
JAPAN--9.09%

    100,000 Export-Import Bank of Japan ........................        10/01/03                 4.375              948,060
    700,000 Government of Japan ................................  06/20/08 to 06/22/20      1.800 to 2.200        6,280,905
    100,000 Inter-American Development Bank ....................        02/05/02                 2.250              876,361
    100,000 Primus Financial Services ..........................        12/16/02                 0.790              858,755
                                                                                                                -----------
                                                                                                                  8,964,081
                                                                                                                -----------
KOREA--0.46%

JPY  34,000 Korea Development Bank .............................        08/16/02                 2.700              293,564
JPY  20,000 Korea Industrial Leasing Corp. .....................        08/07/02                 2.200              165,715
                                                                                                                -----------
                                                                                                                    459,279
                                                                                                                -----------
MEXICO--1.03%

EUR   1,100 United Mexican States # ............................        03/08/10                 7.500            1,012,835
                                                                                                                -----------
NETHERLANDS--6.30%

      6,683 Government of the Netherlands ......................  02/15/07 to 07/15/09      3.750 to 5.750        6,212,786
                                                                                                                -----------
NORWAY--2.43%

     21,300 Kingdom of Norway ..................................  11/30/04 to 05/15/09      5.500 to 6.750        2,397,721
                                                                                                                -----------
UNITED KINGDOM--1.02%

USD   1,000 Glaxo Wellcome PLC .................................        01/25/06                 6.125            1,010,412
                                                                                                                -----------
UNITED STATES--34.17%

        570 Bank One Corp. .....................................        02/01/06                 6.500              572,748
JPY 107,000 BMW US Capital Corp. ...............................        12/20/02                 0.700              918,946
      1,250 Chase Commercial Mortgage Securities Corp. .........        06/15/10                 7.631            1,346,984

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GLOBAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
 (000)**                                                                  DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
LONG-TERM GLOBAL DEBT SECURITIES--(CONCLUDED)
UNITED STATES--(CONCLUDED)

      1,500 Chase Funding Mortgage Loan++ ......................        12/26/26                  6.860%        $ 1,524,903
      1,620 Citigroup, Inc.++ ..................................  12/01/05 to 01/18/11      6.500 to 7.250        1,666,350
        500 European Investment Bank++ .........................        01/24/06                  5.625             501,875
      3,020 Federal Home Loan Mortgage Corp.++ .................  03/15/10 to 11/25/16      6.276 to 7.000        3,148,997
         30 Federal National Mortgage Association ..............        06/15/10                  7.125              32,744
        440 Ford Motor Credit Co. ..............................  02/01/06 to 02/01/11      6.875 to 7.375          449,122
        600 General Motors Corp.++ .............................        01/15/11                  7.200             606,102
      1,250 GMAC Commercial Mortgage Securities, Inc.++ ........        12/15/09                 7.724+           1,352,125
        370 Goldman Sachs Group, Inc. ..........................        01/15/11                 6.875              374,515
      1,250 GRMT II LLC++ ......................................        06/20/32                 7.409+           1,276,953
        150 Household Finance Corp. ............................        01/24/06                 6.500              150,738
        500 Inter-American Development Bank ....................        01/15/10                 7.375              552,752
      1,200 International Bank for Reconstruction &
              Development ......................................        01/27/05                 7.000            1,267,530
JPY 100,000 International Business Machines Corp. ..............        04/14/03                 0.900+             862,054
EUR   1,000 International Business Machines Corp. ..............        09/26/02                 4.936+             934,343
        630 J.P. Morgan Chase & Co. ............................        02/01/11                 6.750              625,811
        150 Peoples Energy Corp. ...............................        01/15/11                 6.900              149,049
JPY 200,000 Toyota Motor Credit Corp. ..........................        05/23/03                 0.625            1,720,668
        800 Unilever Capital Corp.++ ...........................        11/01/10                 7.125              849,186
      4,720 United States Treasury Bonds++ .....................  08/15/19 to 05/15/30      6.125 to 8.125        5,325,456
      6,678 United States Treasury Notes (1) ...................  11/30/02 to 08/15/10      5.625 to 6.750        7,007,121
        500 Wells Fargo Bank N.A. ..............................        02/01/11                 6.450              92,690
                                                                                                                -----------
                                                                                                                 33,709,762
                                                                                                                -----------
Total Long-Term Global Debt Securities (cost--$90,674,210) .....                                                 88,167,303
                                                                                                                -----------
SHORT-TERM GLOBAL DEBT SECURITIES--5.23%

JPY 100,000 Bank of Scotland Treasury Services PLC .............        04/24/01                 0.520+             857,671
JPY 100,000 Diageo PLC .........................................        03/27/01                 0.270              858,358
EUR     455 Federal Republic of Germany ........................        06/15/01                 3.000              420,979
JPY 131,000 General Motors Acceptance Corp. ....................        04/26/01                 0.574+           1,125,529
JPY 120,000 Republic of Italy ..................................        06/20/01                 3.500            1,043,433
JPY 100,000 Westpac Banking Corp. ..............................        09/24/01                 0.129+             859,131
                                                                                                                -----------
Total Short-Term Global Debt Securities (cost--$3,552,927) .....                                                  5,165,101
                                                                                                                -----------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.10%

        100 United States Treasury Bills++ (cost--$98,579) .....        04/26/01                 6.090@              98,579
                                                                                                                -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GLOBAL FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                 MATURITY               INTEREST
 (000)**                                                                  DATES                  RATES             VALUE
  -----                                                                -----------             ---------          -------
REPURCHASE AGREEMENTS--10.77%

  6,985  Repurchase Agreement dated 01/31/01 with State Street
           Bank & Trust Co., collateralized by $6,943,090
           U.S. Treasury Notes, 6.25% to 6.375% due 03/30/02
           to 07/31/02; (value--$7,118,596); proceeds: $6,986,079
           (cost--$6,985,000) ........................................  02/01/01                 5.560%         $ 6,985,000
  3,642  Repurchase Agreement dated 01/31/01 with Dresdner Bank, collateralized by $3,592,000 U.S. Treasury Notes,
           4.75% due 04/30/03; (value--$3,715,349); proceeds:
           $3,642,575 (cost--$3,642,000) .............................  02/01/01                 5.680            3,642,000
                                                                                                                -----------
Total Repurchase Agreements (cost--$10,627,000) ......................                                           10,627,000
                                                                                                                -----------
Total Investments (cost--$104,952,716)--105.47% ......................                                          104,057,983
Liabilities in excess of other assets--(5.47)% .......................                                           (5,397,674)
                                                                                                                -----------
Net Assets--100.00% ..................................................                                          $98,660,309
                                                                                                                ===========

--------------
Note: The Portfolio of Investments is listed by the issuer's country of origin.
**    In local currency unless otherwise indicated.
# Security represents a unit which is composed of the stated bond with attached rights.
+ Floating rate securities. The interest rates shown are the current rates as of January 31, 2001.
++   Entire or partial amount pledged as collateral for futures transactions.
@     Interest rate shown is discount rate at date of purchase.
(1)   Security, or portion thereof, was on loan at January 31, 2001.
EUR   Euro Dollars.
JPY   Japanese Yen.
USD   U.S. Dollars.

FUTURES CONTRACTS

 NUMBER                                                                                             UNREALIZED
   OF                                                           IN                EXPIRATION       APPRECIATION
CONTRACTS           CONTRACTS TO RECEIVE                   EXCHANGE FOR              DATES        (DEPRECIATION)
---------           --------------------                   ------------            ---------      --------------
     80  U.S. 5 Year Treasury Note .......................   $8,299,875            March 2001        $ 27,625
     41  U.S. 10 Year Treasury Note ......................    4,280,672            March 2001         (33,297)
     34  U.S. Long Bond Treasury Note ....................    3,508,438            March 2001         (29,687)
                                                                                                     --------
                                                                                                     $(35,359)
                                                                                                     ========

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                         UNREALIZED
                                           CONTRACTS TO         IN          MATURITY     APPRECIATION
                                              DELIVER       EXCHANGE FOR      DATES     (DEPRECIATION)
                                           ------------     ------------    --------    --------------
British Pounds .......................         500,000     USD    714,950   02/26/01      $ (15,691)
Canadian Dollar ......................       2,472,525     USD  1,597,238   02/26/01        (51,943)
Canadian Dollar ......................       1,206,667     USD    802,839   03/26/01         (2,112)
Danish Krone .........................      34,152,000     USD  3,872,109   02/26/01       (391,347)
Euro .................................         750,000     GBP    452,850   02/26/01        (36,866)
Euro .................................          50,000     USD     44,416   02/26/01         (2,158)
Euro .................................       2,550,000     USD  2,245,219   02/26/01       (130,046)
Euro .................................       1,341,738     USD  1,177,576   02/26/01        (72,221)
Euro .................................       3,975,041     USD  3,775,494   02/26/01         72,836
Euro .................................       4,117,807     USD  3,891,986   03/26/01         54,081
Euro .................................       4,111,969     USD  3,875,489   03/26/01         43,025
Euro .................................       7,066,539     USD  6,656,679   03/26/01         70,478
Euro .................................         939,794     USD    884,346   03/26/01          8,443
Euro .................................         850,000     USD    796,110   05/22/01          3,143

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GLOBAL FIXED INCOME INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS--(CONCLUDED)

                                                                                           UNREALIZED
                                           CONTRACTS TO         IN            MATURITY     APPRECIATION
                                              DELIVER       EXCHANGE FOR        DATES     (DEPRECIATION)
                                           ------------     ------------      --------    --------------
Euro .................................         500,000     USD     469,150   05/22/01      $  2,699
Euro .................................         800,000     USD     754,200   05/22/01         7,879
Euro .................................         500,000     USD     465,030   05/22/01        (1,421)
Euro .................................         550,000     USD     509,003   05/22/01        (4,093)
Euro .................................         500,000     USD     462,425   05/22/01        (4,026)
Japanese Yen .........................      36,781,500     USD     350,000   02/26/01        32,893
Japanese Yen .........................     231,249,600     USD   2,160,000   02/26/01       166,316
Japanese Yen .........................     173,505,000     USD   1,500,000   02/26/01         4,152
Japanese Yen .........................     355,014,491     USD   3,017,291   03/26/01       (55,880)
Japanese Yen .........................     207,462,243     USD   1,774,410   03/26/01       (21,480)
Norwegian Krone ......................      11,345,165     USD   1,297,332   03/26/01        15,818
U.S. Dollars .........................       1,883,504     CAD   2,821,489   02/26/01        (1,563)
U.S. Dollars .........................         180,886     DKK   1,595,775   02/26/01        18,327
U.S. Dollars .........................       1,760,977     DKK  13,848,320   02/26/01       (32,185)
U.S. Dollars .........................       4,785,550     EUR   5,650,000   02/26/01       477,292
U.S. Dollars .........................         611,048     EUR     700,000   02/26/01        40,986
U.S. Dollars .........................       1,221,360     EUR   1,400,000   02/26/01        82,707
U.S. Dollars .........................         447,400     EUR     500,000   02/26/01        18,338
U.S. Dollars .........................         934,962     EUR   1,050,000   02/26/01        43,088
U.S. Dollars .........................         630,977     EUR     700,000   02/26/01        21,057
U.S. Dollars .........................       2,897,981     EUR   3,065,187   02/26/01       (42,832)
U.S. Dollars .........................         330,295     EUR     350,000   02/26/01        (4,278)
U.S. Dollars .........................       4,796,764     EUR   5,088,325   03/26/01       (54,310)
U.S. Dollars .........................       1,095,633     EUR   1,158,578   03/26/01       (15,807)
U.S. Dollars .........................       1,774,410     EUR   1,900,000   03/26/01        (3,560)
U.S. Dollars .........................       1,576,852     EUR   1,700,000   O3/26/01         7,593
U.S. Dollars .........................       2,257,517     EUR   2,454,036   05/22/01        31,857
U.S. Dollars .........................         350,000     EUR     377,827   05/22/01         2,475
U.S. Dollars .........................         743,424     EUR     800,000   05/22/01         2,897
U.S. Dollars .........................       1,761,668     GBP   1,240,000   02/26/01        50,321
U.S. Dollars .........................         156,444     JPY  17,944,088   02/26/01        (1,741)
U.S. Dollars .........................         600,000     JPY  70,435,200   02/26/01         7,246
U.S. Dollars .........................         875,576     JPY  95,000,000   02/26/01       (56,548)
U.S. Dollars .........................       4,167,670     JPY 451,358,630   02/26/01       276,349)
U.S. Dollars .........................       2,585,808     JPY 301,582,805   03/26/01        24,833
U.S. Dollars .........................       4,959,858     JPY 581,295,363   03/26/01        72,106
U.S. Dollars .........................       1,297,556     NOK  11,332,854   03/26/01       (17,433)
                                                                                          ---------
                                                                                          $  86,996
                                                                                          =========

CURRENCY TYPE ABBREVIATIONS:

CAD   Canadian Dollar.
DKK   Danish Krone.
EUR   Euro.
GBP   British Pounds.
JPY   Japanese Yen.
NOK   Norwegian Krone.
USD   U.S. Dollars.

INVESTMENTS BY TYPE OF ISSUER

                                                          PERCENT OF PORTFOLIO ASSETS
                                                        -------------------------------
                                                        LONG-TERM            SHORT-TERM
                                                        ---------            ----------
Government and other public issuers .................    64.44%                 1.50%
Repurchase agreements ...............................       --                 10.21
Bank and other financial institutions ...............    13.94                  3.56
Industrial ..........................................     6.35                    --
                                                         -----                 -----
                                                         84.73%                15.27%
                                                         =====                 =====

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)


NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--97.58%

AGRICULTURE, FOOD & BEVERAGE--0.57%
    48,750      H. J. Heinz Co. ...............................    $ 2,134,763
                                                                   -----------
AIRLINES--0.74%
    45,800      Delta Air Lines, Inc. .........................      2,162,676
    23,800      Northwest Airlines Corp.* .....................        590,538
                                                                   -----------
                                                                     2,753,214
                                                                   -----------
ALCOHOL--0.63%
    54,400      Anheuser-Busch Companies, Inc. ................      2,358,784
                                                                   -----------
APPAREL--0.17%
    23,700      Reebok International Ltd.* ....................        645,588
                                                                   -----------
BANKS--13.25%
   118,000      AmSouth Bancorp ...............................      2,044,940
    32,700      Astoria Financial Corp. .......................      1,706,531
    67,900      Bank of America Corp. .........................      3,654,378
    42,200      Bank One Corp. ................................      1,654,240
   261,010      Citigroup, Inc. ...............................     14,608,730
    51,500      Dime Bancorp, Inc. ............................      1,426,035
    27,700      Fifth Third Bancorp ...........................      1,641,225
    70,550      First Union Corp. .............................      2,393,762
    30,300      FleetBoston Financial Corp. ...................      1,313,202
    65,340      J. P. Morgan Chase & Co. ......................      3,593,047
   153,600      KeyCorp .......................................      4,094,976
    33,200      National City Corp. ...........................        937,900
    31,200      PNC Bank Corp. ................................      2,309,424
    37,400      SunTrust Banks, Inc. ..........................      2,502,060
    57,500      UnionBanCal Corp. .............................      1,715,800
    74,150      Wells Fargo and Co. ...........................      3,819,466
                                                                   -----------
                                                                    49,415,716
                                                                   -----------
CHEMICALS--1.07%
    31,100      Air Products & Chemicals, Inc. ................      1,174,647
    23,600      Carlisle Co., Inc. ............................        948,720
    11,600      Eastman Chemical Co. ..........................        541,836
    84,300      IMC Global, Inc. ..............................      1,333,626
                                                                   -----------
                                                                     3,998,829
                                                                   -----------
COMPUTER HARDWARE--1.05%
    40,600      Apple Computer, Inc.* .........................        877,975
   128,450      Compaq Computer Corp.(1) ......................      3,045,549
                                                                   -----------
                                                                     3,923,524
                                                                   -----------
COMPUTER SOFTWARE--2.43%
    14,400      i2 Technologies, Inc.* ........................        729,000
    57,475      International Business Machines Corp. .........      6,437,200
    20,100      VERITAS Software Corp.* .......................      1,906,987
                                                                   -----------
                                                                     9,073,187
                                                                   -----------
CONSUMER DURABLE--0.71%
    35,000      Pier 1 Imports, Inc. ..........................        388,850
    43,000      Whirlpool Corp.(1) ............................      2,257,070
                                                                   -----------
                                                                     2,645,920
                                                                   -----------
DEFENSE / AEROSPACE--2.87%
    54,200      Boeing Co. ....................................      3,170,700
    56,600      General Dynamics Corp. ........................      4,017,468
    26,450      Northrop Grumman Corp. ........................      2,292,686
    33,650      TRW, Inc. .....................................      1,223,514
                                                                   -----------
                                                                    10,704,368
                                                                   -----------
DEPARTMENT STORE--1.38%
   132,400      Sears, Roebuck & Co. ..........................      5,130,500
                                                                   -----------
DIVERSIFIED RETAIL--0.56%
    54,475      Target Corp. ..................................      2,068,961
                                                                   -----------
DRUGS & MEDICINE--5.06%
    51,700      ALZA Corp.* ...................................      2,140,380
    93,375      Bristol-Myers Squibb Co. ......................      5,778,979
    83,800      Merck & Co., Inc. .............................      6,886,684
    72,900      Pharmacia Corp. ...............................      4,083,858
                                                                   -----------
                                                                    18,889,901
                                                                   -----------
ELECTRIC UTILITIES--5.29%
    42,300      Allegheny Energy, Inc. ........................      1,930,149
    39,900      American Electric Power Co., Inc. .............      1,725,675

    54,500      Cinergy Corp. .................................      1,654,075
    66,000      Duke Energy Corp. .............................      2,413,620
    43,500      Energy East Corp. .............................        806,925
    20,400      Exelon Corp. ..................................      1,234,404
    46,300      FirstEnergy Corp. .............................      1,289,455
    41,650      FPL Group, Inc. ...............................      2,415,700
    97,815      Progress Energy, Inc. .........................      2,285,878
   105,500      Reliant Energy, Inc. ..........................      3,977,350
                                                                   -----------
                                                                    19,733,231
                                                                   -----------
ELECTRICAL EQUIPMENT--1.58%
    30,200      Danaher Corp. .................................      1,947,296
    44,100      Dover Corp. ...................................      1,825,740
    50,300      Motorola, Inc. ................................      1,147,343
    32,350      Thermo Electron Corp.* ........................        959,177
                                                                   -----------
                                                                     5,879,556
                                                                   -----------
ENERGY RESERVES & PRODUCTION--0.38%
    18,600      Apache Corp. ..................................      1,071,360
    13,100      Xcel Energy, Inc. .............................        333,657
                                                                   -----------
                                                                     1,405,017
                                                                   -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONTINUED)

ENERGY RESOURCES--2.72%
    14,900     Amerada Hess Corp. ..............................   $ 1,034,060
    37,800     Anadarko Petroleum Corp. ........................     2,150,820
    12,200     Chevron Corp. ...................................     1,016,016
    40,250     Devon Energy Corp.(1) ...........................     2,205,700
    15,300     Kerr-McGee Corp. ................................       989,298
    50,300     Occidental Petroleum Corp. ......................     1,142,313
    36,900     Tosco Corp. .....................................     1,246,851
    18,500     Vintage Petroleum, Inc. .........................       342,435
                                                                   -----------
                                                                    10,127,493
                                                                   -----------
ENERGY SOURCES--3.00%
   133,075     Exxon Mobil Corp. ...............................    11,198,261
                                                                   -----------
FINANCIAL SERVICES--4.72%
    16,700     American Express Co. ............................       786,570
   120,500     Comdisco, Inc. ..................................     1,960,535
    34,400     Federal Home Loan Mortgage Corp. ................     2,098,400
    83,975     Federal National Mortgage Association ...........     6,229,265
    16,300     General Electric Co. ............................       749,800
    80,050     Household International, Inc. ...................     4,601,274
    59,000     Security Capital Group, Inc., Class B* ..........     1,168,200
                                                                   -----------
                                                                     7,594,044
                                                                   -----------
FOOD & BEVERAGE--0.85%
    57,200     PepsiCo, Inc. ...................................     2,520,804
    47,300     Tyson Foods Inc. ................................       643,280
                                                                   -----------
                                                                     3,164,084
                                                                   -----------
FOREST PRODUCTS, PAPER--2.79%
    71,500     Georgia-Pacific Group(1) ........................     2,210,065
    57,600     Kimberly Clark Corp. ............................     3,729,600
    11,800     Packaging Corp. of America* .....................       166,380
    44,100     Sonoco Products Co. .............................     1,022,238
    62,600     Weyerhaeuser Co. ................................     3,286,500
                                                                   -----------
                                                                    10,414,783
                                                                   -----------
FREIGHT, AIR, SEA & LAND--0.68%
    41,200     United Parcel Service, Inc.(1) ..................     2,550,280
                                                                   -----------
GAS UTILITY--0.26%
    26,100     KeySpan Corp. ...................................       986,580
                                                                   -----------
GROCERY--0.22%
    34,000     Kroger Co.* .....................................       834,700
                                                                   -----------
HEAVY ELECTRIC--0.28%
       900     Cummins Engine Co., Inc. ........................        33,768
    21,300     Rockwell International Corp. ....................     1,004,934
                                                                   -----------
                                                                     1,038,702
                                                                   -----------
HEAVY MACHINERY--0.62%
    53,650     Deere & Co. .....................................     2,302,658
                                                                   -----------
HOTELS--0.30%
    28,800     Starwood Hotels & Resorts Worldwide, Inc. .......     1,108,800
                                                                   -----------
HOUSEHOLD PRODUCTS--1.12%
    59,000     Avon Products, Inc. .............................     2,495,700
    23,400     Procter & Gamble Co. ............................     1,681,056
                                                                   -----------
                                                                     4,176,756
                                                                   -----------
INDUSTRIAL SERVICES & SUPPLIES--1.89%
    21,100     American Standard Co., Inc.* ....................     1,088,971
    20,000     FMC Corp.* ......................................     1,407,200
    32,750     Tyco International Ltd. .........................     2,017,400
    33,700     United Technologies Corp. .......................     2,526,826
                                                                   -----------
                                                                     7,040,397
                                                                   -----------
INFORMATION & COMPUTER SERVICES--1.77%
    30,150     Electronic Data Systems Corp. ...................     1,677,847
    54,700     First Data Corp. ................................     3,326,307
    66,900     Viad Corp. ......................................     1,588,875
                                                                   -----------
                                                                     6,593,029
                                                                   -----------
INTERNET--0.28%
    19,000     Ariba, Inc.*(1) .................................       708,938
     4,300     VeriSign, Inc.* .................................       316,050
                                                                   -----------
                                                                     1,024,988
                                                                   -----------

LEISURE--0.65%
    30,000     Harman International Industries, Inc. ...........     1,057,800
    28,600     International Game Technology* ..................     1,369,082
                                                                   -----------
                                                                     2,426,882
                                                                   -----------
LIFE INSURANCE--2.82%
    59,000     Aetna, Inc.*(1) .................................     2,255,570
    17,900     CIGNA Corp. .....................................     1,989,585
   148,150     MetLife, Inc.(1) ................................     4,862,283
    24,800     UnitedHealth Group, Inc.* .......................     1,398,968
                                                                   -----------
                                                                    10,506,406
                                                                   -----------
LONG  DISTANCE & PHONE COMPANIES--6.65%
    59,700     AT&T Corp. ......................................     1,432,203
    69,000     BellSouth Corp. .................................     2,908,350
    88,000     MCI WorldCom, Inc. ..............................     1,897,500
    15,000     Qwest Communications International, Inc.* .......       631,800
   154,200     SBC Communications, Inc. ........................     7,455,570
   190,851     Verizon Communications ..........................    10,487,262
                                                                   -----------
                                                                    24,812,685
                                                                   -----------
MEDIA--3.95%
       500     Gannett Co., Inc. ...............................        31,700
    50,525     AOL Time Warner, Inc.* ..........................     2,655,594
    90,500     AT&T Corp.- Liberty Media Corp.* ................     1,529,450
     9,332     Clear Channel Communications, Inc.*(1) ..........       608,540
    71,500     General Motors Corp., Class H* ..................     2,000,570
    57,500     News Corp. Ltd., ADR ............................     1,990,650
    11,200     Viacom, Inc.* ...................................       618,240
   152,400     Walt Disney Co. .................................     4,640,580
    29,000     Westwood One, Inc.* .............................       650,470
                                                                   -----------
                                                                    14,725,794
                                                                   -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONCLUDED)
MEDICAL PRODUCTS--1.97%
    41,900    Abbott Laboratories ..............................  $  1,879,634
    24,525    Bausch & Lomb, Inc. ..............................     1,148,260
    29,450    Becton, Dickinson & Co. ..........................     1,012,491
    35,700    Johnson & Johnson ................................     3,324,741
                                                                  ------------
                                                                     7,365,126
                                                                  ------------
MEDICAL PROVIDERS--1.68%
    51,600    Tenet Healthcare Corp. ...........................     2,250,792
    41,550    Wellpoint Health Networks, Inc.*(1) ..............     4,008,328
                                                                  ------------
                                                                     6,259,120
                                                                  ------------
MINING & METALS--0.65%
    66,150    Alcoa, Inc. ......................................     2,430,351
                                                                  ------------
MOTOR VEHICLES--0.71%
    82,500    Ford Motor Co. ...................................     2,325,675
     5,825    General Motors Corp.* ............................       312,803
                                                                  ------------
                                                                     2,638,478
                                                                  ------------
OIL REFINING--4.02%
   174,975    Conoco, Inc. .....................................     4,934,295
    49,300    Texaco, Inc. .....................................     3,027,020
    38,700    Ultramar Diamond Shamrock Corp. ..................     1,106,046
    98,800    USX-Marathon Group ...............................     2,703,168
    26,900    Valero Energy Corp. ..............................       929,395
    59,000    Williams Companies, Inc. .........................     2,308,670
                                                                  ------------
                                                                    15,008,594
                                                                  ------------
PROPERTY INSURANCE--5.68%
    75,600    Allstate Corp. ...................................     2,939,328
    36,200    American International Group, Inc. ...............     3,077,724
    38,450    Hartford Financial Services Group, Inc. ..........     2,364,675
    45,650    Loews Corp. ......................................     4,437,180
    32,700    MGIC Investment Corp. ............................     1,879,923
    76,000    Old Republic International Corp. .................     2,088,480
    27,800    PMI Group, Inc. ..................................     1,570,422
    28,000    Radian Group, Inc. ...............................     1,739,920
    23,000    St. Paul Cos., Inc. ..............................     1,104,460
                                                                  ------------
                                                                    21,202,112
                                                                  ------------
PUBLISHING--1.00%
    40,950    Knight-Ridder, Inc. ..............................     2,383,700
    30,800    New York Times Co. ...............................     1,342,572
                                                                  ------------
                                                                     3,726,272
                                                                  ------------
RAILROADS--0.94%
    91,400    Burlington Northern Santa Fe, Inc. ...............     2,797,754
    22,900    Canadian Pacific Ltd. ............................       709,213
                                                                  ------------
                                                                     3,506,967
                                                                  ------------
REAL PROPERTY--0.57%
    25,200    Kimco Realty Corp. ...............................     1,107,540
    27,500    Vornado Realty Trust .............................     1,001,000
                                                                  ------------
                                                                     2,108,540
                                                                  ------------
RESTAURANTS--0.51%
              18,750 Brinker International, Inc.* ..............       486,750
              39,275 Tricon Global Restaurants, Inc.* ..........     1,414,686
                                                                  ------------
                                                                     1,901,436
                                                                  ------------
SECURITIES & ASSET MANAGEMENT--1.51%
    17,600    Bear Stearns Co., Inc. ...........................     1,085,920
    27,200    John Hancock Financial Services, Inc. ............       947,920
    28,000    Merrill Lynch & Co., Inc. ........................     2,030,000
    18,500    Morgan Stanley Dean Witter & Co. .................     1,567,875
                                                                  ------------
                                                                     5,631,715
                                                                  ------------
SEMICONDUCTOR--0.80%
    77,594    Koninklijke (Royal) Philips
                 Electronics N.V., ADR* ........................     2,964,091
                                                                  ------------
SPECIALTY RETAIL--0.39%
    24,700    CVS Corp. ........................................     1,462,240
                                                                  ------------
THRIFTS--1.91%
    13,900    Downey Financial Corp. ...........................       633,840
    56,400    Golden State Bancorp, Inc. .......................     1,522,800
    24,000    Golden West Financial Corp. ......................     1,284,960
    38,600    Greenpoint Financial Corp. .......................     1,360,650
    48,400    Washington Mutual, Inc.(1) .......................     2,335,300

                                                                  ------------
                                                                     7,137,550
                                                                  ------------
TOBACCO--1.06%
   76,000     Philip Morris Co., Inc. ..........................     3,344,000
   24,000     UST, Inc. ........................................       612,000
                                                                  ------------
                                                                     3,956,000
                                                                  ------------
WIRELESS TELECOMMUNICATIONS--0.87%
    38,500    AT&T Wireless Group*(1) ..........................       999,845
    64,200    Vodafone Group PLC, ADR ..........................     2,245,074
                                                                  ------------
                                                                     3,244,919
                                                                  ------------
Total Common Stocks (cost--$334,267,766) .......................   363,931,892
                                                                  ------------

 NUMBER OF
 WARRANTS
 ---------
WARRANTS--0.00%

BANKS--0.00%
    51,500    Dime Bancorp* (cost--$0) .........................        12,875
                                                                  ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

PRINCIPAL
 AMOUNT                                                                      MATURITY               INTEREST
  (000)                                                                        DATES                  RATES             VALUE
 -------                                                                    -----------             ---------          -------
REPURCHASE AGREEMENTS--2.81%
$ 4,192  Repurchase Agreement dated 01/31/01 with SG Cowen
           Securities Group, collateralized by $4,460,000 U.S. Treasury
           Bonds, 5.25% due 11/15/28; (value--$4,276,025);
           proceeds: $4,192,658 (cost--$4,192,000) ........................  02/01/01               5.650%         $ 4,192,000

  4,077  Repurchase Agreement dated 01/31/01 with State Street
           Bank & Trust Co., collateralized by $4,052,538 U.S. Treasury
           Notes, 6.375% due 06/30/02; (value--$4,158,917);
           proceeds: $4,077,630 (cost--$4,077,000) ........................  02/01/01               5.560            4,077,000
  2,228  Repurchase Agreement dated 01/31/01 with Dresdner Bank, collateralized by $2,078,000 U.S. Treasury Notes, 6.625%
           due 05/15/07; (value--$2,273,523); proceeds: $2,228,352
           (cost--$2,228,000) .............................................  02/01/01               5.680            2,228,000
                                                                                                                  ------------
Total Repurchase Agreements (cost--$10,497,000) ...........................                                         10,497,000
                                                                                                                  ------------
Total Investments (cost--$344,764,766)--100.39% ...........................                                        374,441,767
Liabilities in excess of other assets--(0.39)% ............................                                         (1,469,905)
                                                                                                                  ------------
Net Assets--100.00% .......................................................                                       $372,971,862
                                                                                                                  ============

---------------------
*    Non-Income producing security.
ADR  American Depositary Receipt.
(1)  Security, or portion thereof, was on loan at January 31, 2001.




                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--98.36%
AGRICULTURE, FOOD & BEVERAGE--0.60%
    21,300      Coca-Cola Co. .................................    $ 1,235,400
    27,400      Pepsi Bottling Group, Inc. ....................      1,068,600
                                                                  ------------
                                                                     2,304,000
                                                                  ------------
AIRLINES--0.21%
    32,200      Northwest Airlines Corp.* .....................        798,963
                                                                  ------------
BANKS--5.05%
    29,000      Bank One Corp. ................................      1,136,800
   194,099      Citigroup, Inc. ...............................     10,863,721
    21,000      Fifth Third Bancorp ...........................      1,244,250
    50,300      Firstar Corp. .................................      1,187,080
    90,000      J.P. Morgan Chase & Co. .......................      4,949,100
                                                                  ------------
                                                                    19,380,951
                                                                  ------------
BIOTECHNOLOGY--1.01%
    17,600      Amgen, Inc.* ..................................      1,237,500
    18,100      Chiron Corp.* .................................        759,069
    18,100      Quest Diagnostics, Inc.* ......................      1,873,350
                                                                  ------------
                                                                     3,869,919
                                                                  ------------
COMMUNICATION EQUIPMENT--1.55%
    12,400      Comverse Technology, Inc.* ....................      1,405,075
    24,000      Corning, Inc. .................................      1,361,040
    11,600      L-3 Communications Holdings, Inc.*(1) .........        930,436
    20,700      Polycom, Inc.* ................................        583,481
    20,500      Scientific-Atlanta, Inc. ......................      1,230,000
     2,200      SDL, Inc.* ....................................        443,850
                                                                  ------------
                                                                     5,953,882
                                                                  ------------
COMPUTER HARDWARE--7.76%
    14,800      Brocade Communications Systems, Inc.* .........      1,336,625
   529,400      Cisco Systems, Inc.* ..........................     19,819,412
    21,200      Emulex Corp.*(1) ..............................      1,971,600
    16,800      International Business Machines Corp. .........      1,881,600
   156,600      Sun Microsystems, Inc.* .......................      4,786,088
                                                                  ------------
                                                                    29,795,325
                                                                  ------------
COMPUTER SOFTWARE--10.91%
    41,800      Adobe Systems, Inc. ...........................      1,826,138
    36,850      BEA Systems, Inc.* ............................      2,429,797
   114,300      EMC Corp.* ....................................      8,685,657
   135,700      Microsoft Corp.* ..............................      8,286,181
   340,700      Oracle Corp.* .................................      9,922,887
    32,000      Rational Software Corp.* ......................      1,662,000
    18,100      SERENA Software, Inc.* ........................        615,400
    26,700      Siebel Systems, Inc.* .........................      1,770,544
    61,900      VERITAS Software Corp.* .......................      5,872,762
    27,900      Verity, Inc.* .................................        830,025
                                                                  ------------
                                                                    41,901,391
                                                                  ------------
DEFENSE & AEROSPACE--0.23%
    15,100      Boeing Co. ....................................        883,350
                                                                  ------------
DIVERSIFIED RETAIL--3.28%
   143,900      Kohl's Corp.*(1) ..............................     10,216,900
    41,700      Wal-Mart Stores, Inc. .........................      2,368,560
                                                                  ------------
                                                                    12,585,460
                                                                  ------------
DRUGS & MEDICINE--11.67%
    44,800      ALZA Corp.* ...................................      1,854,720
    14,100      Andrx Group* ..................................        928,837
    20,100      Bristol-Myers Squibb Co. ......................      1,243,989
    35,400      Forest Laboratories, Inc.* ....................      2,370,384
    47,500      King Pharmaceuticals, Inc.* ...................      2,152,225
    10,800      Lilly (Eli) & Co. .............................        851,040
    53,100      Merck & Co., Inc.(1) ..........................      4,363,758
   437,900      Pfizer, Inc. ..................................     19,771,185
    68,000      Pharmacia Corp. ...............................      3,809,360
   148,100      Schering-Plough Corp. .........................      7,464,240
                                                                  ------------
                                                                    44,809,738
                                                                  ------------
EDUCATION--0.36%
    25,000      Apollo Group, Inc., Class A*(1) ...............      1,367,188
                                                                  ------------
ELECTRIC UTILITIES--1.54%
    85,400      AES Corp.* ....................................      4,921,602
    39,700      NRG Energy, Inc. ..............................      1,009,968
                                                                  ------------
                                                                     5,931,570
                                                                  ------------

ELECTRICAL EQUIPMENT--4.97%
   158,800      Flextronics International Ltd.*(1) ............      6,054,250
    26,000      Sawtek, Inc.* .................................        719,875
   281,700      Solectron Corp.* ..............................     11,225,745
    50,700      Vishay Intertechnology, Inc.* .................      1,105,260
                                                                  ------------
                                                                    19,105,130
                                                                  ------------
FINANCIAL SERVICES--7.76%
    28,000      AmeriCredit Corp.* ............................        989,800
   486,400      General Electric Co.(1) .......................     22,374,400
   141,000      MBNA Corp. ....................................      5,102,790
    30,000      Metris Cos., Inc. .............................        792,000
     9,400      Providian Financial Corp. .....................        548,490
                                                                  ------------
                                                                    29,807,480
                                                                  ------------
FOOD RETAIL--0.48%
    75,000      Kroger Co.*(1) ................................      1,841,250
                                                                  ------------
HOUSEHOLD PRODUCTS--1.33%
    70,400      Colgate-Palmolive Co. .........................      4,229,632
    24,700      Maytag Corp. ..................................        864,500
                                                                  ------------
                                                                     5,094,132
                                                                  ------------
INDUSTRIAL SERVICES & SUPPLIES--3.06%
    24,300      Dycom Industries, Inc.* .......................        515,646
   182,400      Tyco International Ltd. .......................     11,235,840
                                                                  ------------
                                                                    11,751,486
                                                                  ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONCLUDED)
INFORMATION & COMPUTER SERVICES--2.63%
    25,000      Ariba, Inc.*(1) ...............................   $    932,813
    56,400      Comdisco, Inc. ................................        917,628
    20,000      Computer Sciences Corp.* ......................      1,292,000
    19,000      First Data Corp. ..............................      1,155,390
    23,000      i2 Technologies, Inc.* ........................      1,164,375
    29,000      Juniper Networks, Inc.*(1) ....................      3,072,187
    46,300      Lucent Technologies, Inc. .....................        861,180
     9,800      VeriSign, Inc.* ...............................        720,300
                                                                  ------------
                                                                    10,115,873
                                                                  ------------
LEISURE--1.70%
   118,500      Harley Davidson Inc. ..........................      5,378,715
    23,900      International Game Technology* ................      1,144,093
                                                                  ------------
                                                                     6,522,808
                                                                  ------------
MEDIA--7.78%
   280,250      AOL Time Warner, Inc.* ........................     14,729,940
   480,600      AT&T Corp. - Liberty Media Corp., Class A* ....      8,122,140
    85,000      Comcast Corp., Class A* .......................      3,639,062
    30,400      Infinity Broadcasting Corp., Class A* .........        995,600
    26,000      Omnicom Group, Inc. ...........................      2,373,800
                                                                  ------------
                                                                    29,860,542
                                                                  ------------
MEDICAL PRODUCTS--3.41%
    12,600      Allergan, Inc. ................................      1,030,050
     9,500      Genzyme Corp.* ................................        822,344
    48,200      Guidant Corp.* ................................      2,385,900
    11,000      Invitrogen Corp.* .............................        819,500
    22,600      Johnson & Johnson .............................      2,104,738
    79,800      Medtronic, Inc. ...............................      4,309,200
    12,800      Patterson Dental Co.* .........................        387,200
    20,000      St. Jude Medical, Inc.* .......................      1,220,000
                                                                  ------------
                                                                    13,078,932
                                                                  ------------
MEDICAL PROVIDERS--0.62%
    44,000      Oxford Health Plans, Inc.* ....................      1,372,250
    14,200      UnitedHealth Group, Inc.* .....................        801,022
     2,800      Universal Health Services, Inc., Class B* .....        229,320
                                                                  ------------
                                                                     2,402,592
                                                                  ------------
OIL SERVICES--1.31%
    11,200      Devon Energy Corp. ............................        613,760
    37,100      Dynegy, Inc., Class A .........................      1,806,770
    23,500      EOG Resources, Inc. ...........................      1,027,890
    12,700      Murphy Oil Corp. ..............................        735,838
    30,800      USX-Marathon Group ............................        842,688
                                                                  ------------
                                                                     5,026,946
                                                                  ------------
OTHER INSURANCE--1.48%
    67,100      American International Group, Inc. ............      5,704,842
                                                                  ------------
SECURITIES & ASSET MANAGEMENT--2.26%
   102,400      Morgan Stanley Dean Witter & Co. ..............      8,678,400
                                                                  ------------
SEMICONDUCTOR--9.11%
   185,300      Altera Corp.* .................................      5,605,325
     3,400      Applied Materials, Inc.* ......................        171,063
    65,300      Applied Micro Circuits Corp.* .................      4,799,550
    12,800      Broadcom Corp.* ...............................      1,407,200
    31,500      DDi Corp.* ....................................        958,781
    17,300      Integrated Device Technology, Inc.* ...........        846,348
   322,600      Intel Corp. ...................................     11,936,200
    26,000      Intersil Holding Corp.* .......................        770,250
    31,400      JDS Uniphase Corp.* ...........................      1,721,112
    24,500      Linear Technology Corp. .......................      1,534,313
    16,700      PMC-Sierra, Inc.* .............................      1,261,894
    15,000      QLogic Corp* ..................................      1,320,000
    25,600      Texas Instruments, Inc. .......................      1,121,280
    13,200      TranSwitch Corp.* .............................        650,100
    24,700      TriQuint Semiconductor, Inc.* .................        870,675
                                                                  ------------
                                                                    34,974,091
                                                                  ------------
SPECIALTY RETAIL--1.94%
    31,100      CVS Corp. .....................................      1,841,120
   116,400      Home Depot, Inc. ..............................      5,610,480
                                                                  ------------
                                                                     7,451,600
                                                                  ------------
TELECOMMUNICATIONS - SERVICES--0.39%
    14,000      Inet Technologies, Inc.* ......................        560,875
    22,100      Qwest Communications International, Inc.* .....        930,852
                                                                  ------------
                                                                     1,491,727
                                                                  ------------

WIRELESS TELECOMMUNICATIONS--3.96%
    68,000      Amdocs Ltd.* ..................................      5,325,080
   161,000      AT&T Wireless Group*(1) .......................      4,181,170
   129,700      Nokia Corp., ADR ..............................      4,455,195
     6,800      QUALCOMM, Inc.* ...............................        571,625
    10,000      United States Cellular Corp.*(1) ..............        666,500
                                                                  ------------
                                                                    15,199,570
                                                                  ------------
Total Common Stocks (cost--$322,677,618) ......................    377,689,138
                                                                  ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

PRINCIPAL
 AMOUNT                                                                            MATURITY            INTEREST
  (000)                                                                              DATES               RATES          VALUE
 -------                                                                          -----------          ---------       -------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS@--0.18%

 $  700  U.S. Treasury Bills (cost--$695,852) ..................................   03/15/01            5.080%       $   695,852
                                                                                                                    ------------
REPURCHASE AGREEMENTS--1.64%

  2,897  Repurchase Agreement dated 01/31/01 with State Street Bank
           & Trust Co., collateralized by $2,879,618 U.S. Treasury Notes,
           6.375% due 06/30/02; (value--$2,955,208); proceeds:
           $2,897,447 (cost--$2,897,000) .......................................   02/01/01            5.560           2,897,000
  3,390  Repurchase Agreement dated 01/31/01 with Dresdner Bank, collateralized by $3,148,000 U.S. Treasury Bonds, 6.250%
           due 08/15/23; (value--$3,458,223); proceeds: $3,390,535
           (cost--$3,390,000) ..................................................   02/01/01            5.690           3,390,000
                                                                                                                    ------------
Total Repurchase Agreements (cost--$6,287,000) .................................                                       6,287,000
                                                                                                                    ------------
Total Investments (cost--$329,660,470)--100.18% ................................                                     384,671,990
Liabilities in excess of other assets--(0.18)% .................................                                        (692,304)
                                                                                                                    ------------
Net Assets--100.00% ............................................................                                    $383,979,686
                                                                                                                    ============

---------------
*    Non-Income producing security.

@    Interest rate shown is discount rate at date of purchase.

(1)  Security, or portion thereof, was on loan at January 31, 2001.

ADR  American Depository Receipt

                See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                          JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--93.09%
AGRICULTURE, FOOD & BEVERAGE--2.64%
   114,900      McCormick & Co., Inc. ..........................   $  4,188,105
   119,500      PepsiAmericas, Inc.* ...........................      1,909,610
                                                                   ------------
                                                                      6,097,715
                                                                   ------------
APPAREL, RETAIL--1.48%
   150,000      Ross Stores, Inc. ..............................      3,431,250
                                                                   ------------
BANKS--4.27%
    81,700      Colonial BancGroup, Inc. .......................      1,019,616
   150,000      Compass Bancshares, Inc. .......................      3,440,625
    56,700      SouthTrust Corp. ...............................      2,516,063
   350,000      Sovereign Bancorp, Inc. ........................      2,898,437
                                                                   ------------
                                                                      9,874,741
                                                                   ------------
CHEMICALS--5.55%
    52,200      Avery Dennison Corp. ...........................      2,830,284
   100,000      Cabot Corp. ....................................      3,225,000
    60,000      Engelhard Corp. ................................      1,353,000
   250,000      Pennzoil-Quaker State Co. ......................      3,012,500
   295,200      PolyOne Corp. ..................................      2,420,640
                                                                   ------------
                                                                     12,841,424
                                                                   ------------
COMPUTER HARDWARE--2.11%
   125,000      Adaptec Inc.* ..................................      1,828,125
    87,600      Pitney Bowes, Inc. .............................      3,063,372
                                                                   ------------
                                                                      4,891,497
                                                                   ------------
CONSTRUCTION--3.44%
   168,900      Rouse Co. ......................................      4,558,611
   320,000      Washington Group International, Inc.* ..........      3,392,000
                                                                   ------------
                                                                      7,950,611
                                                                   ------------
CONSUMER DURABLES--7.02%
    75,000      Black & Decker Corp. (1) .......................      3,356,250
   156,700      Herman Miller, Inc. ............................      4,485,537
   179,450      Interface, Inc. ................................      1,772,069
   316,300      Leggett & Platt, Inc. (1) ......................      6,642,300
                                                                   ------------
                                                                     16,256,156
                                                                   ------------
DEFENSE & AEROSPACE--0.39%
    25,000      B.F. Goodrich Co. ..............................        900,000
                                                                   ------------
ENTERTAINMENT--1.45%
   104,100      Carnival Corp. .................................      3,358,266
                                                                   ------------
ENVIRONMENTAL SERVICES--1.87%
   218,700      ServiceMaster Co. ..............................      2,512,863
    74,300      Waste Management, Inc. .........................      1,812,920
                                                                   ------------
                                                                      4,325,783
                                                                   ------------
FINANCIAL SERVICES--5.87%
   162,600      AmSouth Bancorpation ...........................      2,817,858
    61,200      H&R Block, Inc. ................................      2,653,020
    75,450      MBNA Corp. .....................................      2,730,536
   101,500      New Dun & Bradstreet Corp. (1)* ................      2,547,650
    50,000      Regions Financial Corp. ........................      1,487,500
    34,600      Securities & Asset Management ..................      1,349,400
                                                                   ------------
                                                                     13,585,964
                                                                   ------------
FOREST PRODUCTS, PAPER--1.93%
   400,000      Louisiana-Pacific Corp. ........................      4,460,000
                                                                   ------------
HEAVY MACHINERY--2.17%
   162,500      AGCO Corp. .....................................      1,948,375
   169,700      Terex Corp.* ...................................      3,078,358
                                                                   ------------
                                                                      5,026,733
                                                                   ------------
HOUSEHOLD PRODUCTS--2.60%
    66,800      Clorox Co. .....................................      2,254,500
    68,800      Fortune Brands, Inc. ...........................      2,202,288
    57,100      Newell Rubbermaid, Inc. (1) ....................      1,553,120
                                                                   ------------
                                                                      6,009,908
                                                                   ------------
INDUSTRIAL SERVICES & SUPPLIES--5.31%
   238,600      Cendant Corp. (1)* .............................      3,056,466
   106,100      Harte-Hanks Co. ................................      2,335,261
   200,000      Ingram Micro, Inc. Class A(1)* .................      3,292,000

   300,000      Input/Output, Inc.* ............................      3,600,000
                                                                   ------------
                                                                     12,283,727
                                                                   ------------
INFORMATION & COMPUTER SERVICES--7.33%
   137,500      Equifax, Inc. ..................................      4,076,875
   225,000      John H. Harland Co. ............................      3,487,500
   450,000      Loral Space & Communications Ltd.* .............      2,655,000
     1,482      Simione Central Holdings, Inc. .................          6,623
    82,000      Storage Technology Corp.* ......................      1,069,280
    54,300      Sun Guard Data Systems* ........................      2,712,285
   230,000      Systems & Computer Technology Corp.* ...........      2,961,250
                                                                   ------------
                                                                     16,968,813
                                                                   ------------
LEISURE--3.67%
   358,800      Hasbro, Inc. ...................................      4,262,544
    88,500      International Game Technology* .................      4,236,495
                                                                   ------------
                                                                      8,499,039
                                                                   ------------
LONG DISTANCE & PHONE COMPANIES--1.94%
   143,000      CenturyTel, Inc. ...............................      4,487,340
                                                                   ------------
MANUFACTURING - GENERAL--4.48%
    48,800      Energizer Holdings, Inc.* ......................      1,200,480
   325,000      McDermott International, Inc. ..................      4,582,500
    94,800      Milacron, Inc. .................................      1,743,372
   240,000      Pactiv Corp.* ..................................      2,836,800
                                                                   ------------
                                                                     10,363,152
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONCLUDED)
MANUFACTURING - HIGH TECHNOLOGY--0.67%
   133,300      Hexcel Corp.* ..................................   $  1,559,610
                                                                   ------------
MEDIA--1.21%
    69,200      Tribune Co.(1) .................................      2,789,452
                                                                   ------------
MEDICAL PRODUCTS--4.90%
   161,800      Apogent Technologies, Inc.* ....................      3,413,980
    72,000      Bausch & Lomb, Inc.(1) .........................      3,371,040
   250,000      Covance, Inc.* .................................      3,437,500
    57,733      Sybron Dental Specialties, Inc.* ...............      1,105,587
                                                                   ------------
                                                                     11,328,107
                                                                   ------------
MEDICAL PROVIDERS--2.87%
   100,000      Bergen Brunswig Corp., Class A .................      1,820,000
   460,200      Beverly Enterprises, Inc.* .....................      3,446,898
    40,000      Manor Care, Inc.* ..............................        770,000
    30,000      Omnicare, Inc. .................................        613,500
                                                                   ------------
                                                                      6,650,398
                                                                   ------------
MINING & METALS--1.42%
   100,000      AK Steel Holding Corp. .........................        936,000
    59,000      Ball Corp. .....................................      2,357,640
                                                                   ------------
                                                                      3,293,640
                                                                   ------------
OIL SERVICES--1.37%
   303,600      Superior Energy Services, Inc.* ................      3,168,825
                                                                   ------------
OTHER INSURANCE--3.92%
    73,500      MBIA, Inc. .....................................      5,268,480
    51,400      Xl Capital Ltd.(1) .............................      3,812,852
                                                                   ------------
                                                                      9,081,332
                                                                   ------------
PUBLISHING--4.50%
    84,800      Houghton Mifflin Co. ...........................      3,575,168
   125,600      Lee Enterprises, Inc. ..........................      3,943,840
    71,400      McClatchy Co. ..................................      2,894,556
                                                                   ------------
                                                                     10,413,564
                                                                   ------------
RESTAURANTS--0.57%
    70,100      Bob Evans Farms, Inc. ..........................      1,318,756
                                                                   ------------
SECURITIES & ASSET MANAGEMENT--1.33%
    65,800      Franklin Resources, Inc. .......................      3,076,808
                                                                   ------------
SPECIALTY RETAIL--4.81%
   250,000      American Greetings Corp., Class A ..............      3,137,500
   100,000      Casey's General Stores, Inc. ...................      1,200,000
    93,400      Longs Drug Stores Corp. ........................      2,290,168
   450,000      Office Depot, Inc.* ............................      4,509,000
                                                                   ------------
                                                                     11,136,668
                                                                   ------------
Total Common Stocks (cost--$175,349,312) .......................    215,429,279
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                              MATURITY           INTEREST
  (000)                                                                                DATE               RATE
 -------                                                                            -----------         ---------
REPURCHASE AGREEMENT--5.75%

$ 13,298 Repurchase Agreement dated 01/31/01 with State Street
           Bank & Trust Co., collateralized by $13,218,212 U.S. Treasury
           Notes, 6.375% due 06/30/02; (value--$13,565,190);
           proceeds: $13,300,054 (cost--$13,298,000) ..............................  02/01/01            5.560%          13,298,000
                                                                                                                       ------------
Total Investments (cost--$188,647,312)--98.84% ....................................                                     228,727,279
Other assets in excess of liabilities--1.16% ......................................                                       2,688,215
                                                                                                                       ------------
Net Assets--100.00% ...............................................................                                    $231,415,494
                                                                                                                       ============

--------------
*    Non-Income producing security.

(1)  Security, or portion thereof, was on loan at January 31, 2001.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                           JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--90.52%

BANKS--3.68%
   147,300      Dime Bancorp, Inc. .............................   $  4,078,737
   128,500      Doral Financial Corp. ..........................      3,204,469
    99,400      Webster Financial Corp. ........................      2,814,262
                                                                   ------------
                                                                     10,097,468
                                                                   ------------
BUSINESS & PUBLIC SERVICES--3.14%
    59,700      Agile Software Corp.* ..........................      2,940,225
    89,700      Bright Horizons Family Solutions* ..............      2,320,987
   101,400      Corporate Executive Board Co.* .................      3,346,200
                                                                   ------------
                                                                      8,607,412
                                                                   ------------
COMPUTER - BUSINESS SERVICES--4.00%
   102,800      Bisys Group, Inc.* .............................      4,651,700
    73,600      Espeed, Inc.* ..................................      2,125,200
   158,500      West Corp.* ....................................      4,190,344
                                                                   ------------
                                                                     10,967,244
                                                                   ------------
COMPUTER HARDWARE--2.63%
    38,900      CacheFlow Inc. (1)* ............................        700,200
   121,300      Network Appliance, Inc.* .......................      6,504,712
                                                                   ------------
                                                                      7,204,912
                                                                   ------------
COMPUTER SOFTWARE--15.36%
   305,500      Broadbase Software, Inc. (1)* ..................      1,756,625
   115,170      i2 Technologies, Inc. (1)* .....................      5,830,481
   172,100      Jack Henry & Associates, Inc. ..................      7,852,062
    56,000      Manugistics Group, Inc. (1)* ...................      2,842,875
    85,500      NetIQ Corp.* ...................................      6,711,750
    93,500      Onyx Software Corp.* ...........................      1,496,000
   161,500      Peregrine Systems, Inc. (1)* ...................      4,945,938
    93,275      VERITAS Software Corp. (1)* ....................      8,849,466
   100,200      WebEx Communications, Inc. (1)* ................      1,828,650
                                                                   ------------
                                                                     42,113,847
                                                                   ------------
CONSTRUCTION--1.96%
     2,100      D.R. Horton, Inc. ..............................         49,413
   191,550      Dycom Industries, Inc. (1)* ....................      4,064,691
    39,400      KB HOME* .......................................      1,261,194
                                                                   ------------
                                                                      5,375,298
                                                                   ------------
DIVERSIFIED RETAIL--1.37%
   150,600      Cost Plus, Inc. (1)* ...........................      3,755,588
                                                                   ------------
DRUGS & MEDICINE--4.79%
    29,400      Cima Labs, Inc.* ...............................      1,901,812
    86,200      Cubist Pharmaceuticals, Inc.* ..................      2,860,762
    67,700      Esperion Therapeutics, Inc.* ...................        677,000
    95,700      Inhale Therapeutic Systems, Inc. (1)* ..........      3,666,506
    91,500      Inspire Pharmaceuticals, Inc.* .................      1,223,813
   137,100      IntraBiotics Pharmaceuticals, Inc. (1)* ........      1,311,019
    26,600      QLT, Inc.* .....................................        714,875
    48,700      United Therapeutics Corp.* .....................        779,200
                                                                   ------------
                                                                     13,134,987
                                                                   ------------
ELECTRICAL EQUIPMENT--0.74%
   125,600      Western Multiplex Corp., Class A* ..............      2,025,300
                                                                   ------------
FINANCIAL SERVICES--2.20%
    63,000      AmeriCredit Corp.* .............................      2,227,050
    31,400      GATX Corp. .....................................      1,447,854
    89,100      Metris Co., Inc. (1) ...........................      2,352,240
                                                                   ------------
                                                                      6,027,144
                                                                   ------------
FOOD RETAIL--0.89%
    73,600      American Italian Pasta Co.* ....................      2,447,200
                                                                   ------------
HOTELS--1.63%
   181,900      Extended Stay America, Inc.* ...................      3,155,965
    18,500      Four Seasons Hotels, Inc. ......................      1,301,475
                                                                   ------------
                                                                      4,457,440
                                                                   ------------
HUMAN RESOURCES--0.60%
    59,600      Hall, Kinion & Associates, Inc.* ...............      1,251,600
    17,000      Resources Connection, Inc.* ....................        401,625
                                                                   ------------
                                                                      1,653,225
                                                                   ------------

INDUSTRIAL PARTS--2.52%
   133,400      Mettler-Toledo International, Inc.* ............      6,910,120
                                                                   ------------
INDUSTRIAL SERVICES & SUPPLIES--0.45%
    76,600      MSC Industrial Direct Co., Inc., Class A* ......      1,237,090
                                                                   ------------
INSURANCE--2.33%
    16,400      Everest Re Group Ltd. ..........................        941,360
    17,300      Fidelity National Financial, Inc. ..............        575,225
    42,100      PartnerRe Ltd. .................................      2,064,584
    45,200      Radian Group, Inc. .............................      2,808,728
                                                                   ------------
                                                                      6,389,897
                                                                   ------------
MEDIA--5.29%
    81,800      Gemstar-TV Guide International, Inc. (1)* ......      4,238,262
   143,700      Getty Images, Inc. (1)* ........................      4,194,244
    92,600      Mediacom Communications Corp.* .................      2,042,988
    57,700      True North Communications, Inc. ................      2,355,891
    74,400      Westwood One, Inc.* ............................      1,668,792
                                                                   ------------
                                                                     14,500,177
                                                                   ------------
MEDICAL - BIMEDICAL & GENETICS--2.90%
   116,500      Neurocrine Biosciences, Inc.* ..................      3,800,813
    83,100      Trimeris, Inc.* ................................      4,144,612
                                                                   ------------
                                                                      7,945,425
                                                                   ------------
RESTAURANTS--8.60%
    43,500      California Pizza Kitchen, Inc. (1)* ............      1,198,969
   194,900      CEC Entertainment, Inc.* .......................      7,160,626
   140,925      Cheesecake Factory, Inc.* ......................      6,112,622
    34,100      Morrison Management Specialists, Inc. ..........      1,120,185
   189,400      Ruby Tuesday, Inc. .............................      2,894,032
   220,575      Sonic Corp.* ...................................      5,087,011
                                                                   ------------
                                                                     23,573,445
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONCLUDED)

SEMICONDUCTOR--10.11%
   136,700      Applied Micro Circuits Corp.* ..................   $ 10,047,450
   213,200      Micrel, Inc.* ..................................      9,807,200
    49,700      PMC Sierra, Inc.* ..............................      3,755,456
    83,100      TranSwitch Corp.* ..............................      4,092,675
                                                                   ------------
                                                                     27,702,781
                                                                   ------------
SPECIALTY RETAIL--8.21%
    78,500      American Eagle Outfitters, Inc. (1)* ...........      4,543,188
   194,375      Dollar Tree Stores, Inc.* ......................      5,916,289
   130,600      Duane Reade, Inc. (1)* .........................      4,283,680
   122,000      Linens `N Things, Inc.* ........................      4,362,720
   106,600      Too, Inc.* .....................................      2,008,344
    69,600      Tweeter Home Entertainment Group, Inc.* ........      1,378,950
                                                                   ------------
                                                                     22,493,171
                                                                   ------------
TELECOMMUNICATIONS--2.29%
   255,200      XO Communications, Inc., Class A (1)* ..........      6,284,300
                                                                   ------------
TELECOMMUNICATIONS - EQUIPMENT--1.88%
     8,200      Advanced Fibre Communications, Inc.* ...........        203,463
   176,300      Tekelec (1)* ...................................      4,936,400
                                                                   ------------
                                                                      5,139,863
                                                                   ------------
WIRELESS TELECOMMUNICATIONS--2.95%
    48,200      Leap Wireless International, Inc.* .............      2,030,425
   133,800      SBA Communications Corp.* ......................      6,062,812
                                                                   ------------
                                                                      8,093,237
                                                                   ------------
Total Common Stocks (cost--$184,382,739) .......................    248,136,571
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                              MATURITY           INTEREST
  (000)                                                                                DATE               RATE
 -------                                                                            -----------         ---------
REPURCHASE AGREEMENT--9.67%

$26,518  Repurchase Agreement dated 01/31/01 with State Street Bank
           & Trust Co., collateralized by $26,358,892 U.S. Treasury Notes,
           6.375% due 06/30/02; (value--$27,050,813); proceeds:
           $26,522,096 (cost--$26,518,000) .......................................   02/01/01           5.560%         26,518,000
Total Investments (cost--$210,900,739)--100.19% ..................................                                    274,654,571
                                                                                                                     ------------
Liabilities in excess of other assets--(0.19)% ...................................                                       (526,332)
                                                                                                                     ------------
Net Assets--100.00% ..............................................................                                   $274,128,239
                                                                                                                     ============

------------
*    Non-Income producing security.

(1)  Security, or portion thereof, was on loan at January 31, 2001.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                           JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--92.36%

AUSTRALIA--1.67%

ALCOHOLIC BEVERAGES--0.51%
   480,000      Foster's Brewing Group Ltd. ....................   $  1,216,852
                                                                   ------------
MEDIA & PHOTOGRAPHY--0.68%
   166,900      News Corp. Ltd. ................................      1,620,516
                                                                   ------------
TRANSPORTATION--0.48%
    41,800      Brambles Industries Ltd. .......................      1,122,925
                                                                   ------------
Total Australia Common Stocks ..................................      3,960,293
                                                                   ------------
BRAZIL--1.49%

AEROSPACE & DEFENSE--0.45%
 25,500  Embraer--Empresa Brasileira de
           Aeronautica S.A., ADR ...............................      1,058,505
                                                                   ------------
OIL & GAS--0.68%
    58,000      Petroleo Brasileiro S.A., ADR ..................      1,624,000
                                                                   ------------
TELECOMMUNICATIONS - SERVICES--0.36%
    13,500      Brasil Telecom Participacoes S.A., ADR .........        858,600
                                                                   ------------
Total Brazil Common Stocks .....................................      3,541,105
                                                                   ------------
DENMARK--0.95%

PHARMACEUTICALS--0.95%
    11,300      Novo Nordisk AS ................................      2,256,784
                                                                   ------------
FINLAND--1.17%

TELECOMMUNICATIONS - SERVICES--1.17%
    79,015      Nokia (AB) OY ..................................      2,780,680
                                                                   ------------
FRANCE--14.53%

CHEMICALS--2.36%
    70,899      Aventis S.A ....................................      5,607,291
                                                                   ------------
DIVERSIFIED INDUSTRIALS--2.94%
    36,178      Vivendi Environnement* .........................      1,436,188
    73,066      Vivendi Universal S.A ..........................      5,526,986
                                                                   ------------
                                                                      6,963,174
                                                                   ------------
FOOD PROCESSING--0.66%
    11,882      Groupe Danone ..................................      1,570,824
                                                                   ------------
LIFE INSURANCE--2.34%
    40,278      AXA ............................................   $  5,542,324
                                                                   ------------
OIL & GAS--2.40%
    38,576      Total FINA S.A., Series B ......................      5,692,409
                                                                   ------------
PHARMACEUTICALS--0.88%
    36,198      Sanofi-Synthelabo S.A ..........................      2,086,051
                                                                   ------------
TELECOMMUNICATIONS - SERVICES--0.87%
    34,655      Alcatel ........................................      2,056,817
                                                                   ------------
WATER--2.08%
    30,454      Suez Lyonnaise des Eaux S.A ....................      4,933,365
                                                                   ------------
Total France Common Stocks .....................................     34,452,255
                                                                   ------------
GERMANY--4.16%

BANKS--1.99%
    13,765      Allianz AG .....................................      4,728,173
                                                                   ------------
INSURANCE--1.36%
    21,962      Ergo Versicherungs Gruppe AG ...................      3,222,387
                                                                   ------------
TRANSPORTATION SERVICES--0.81%
    88,786      Deutsche Post AG* ..............................      1,909,440
                                                                   ------------
Total Germany Common Stocks ....................................      9,860,000
                                                                   ------------
GREECE--0.22%

BANKS--0.22%
    14,000      National Bank of Greece S.A ....................        521,099
                                                                   ------------

HONG KONG--3.73%

DIVERSIFIED INDUSTRIALS--0.57%
   102,300      Hutchison Whampoa Ltd. .........................      1,344,465
                                                                   ------------
FINANCIAL SERVICES--0.57%
   556,000      Hong Kong Exchanges & Clearing Ltd. ............      1,354,498
                                                                   ------------
REAL ESTATE--1.40%
    92,000      Cheung Kong (Holdings) Ltd. ....................      1,220,894
   202,000      Sun Hung Kai Properties Ltd. ...................      2,097,908
                                                                   ------------
                                                                      3,318,802
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONTINUED)

HONG KONG--(CONCLUDED)

TELECOMMUNICATIONS--SERVICES--1.19%
    93,860      China Unicom Ltd., ADR* ........................   $  1,550,567
 2,217,000      Pacific Century CyberWorks Ltd.* ...............      1,286,276
                                                                   ------------
                                                                      2,836,843
                                                                   ------------
Total Hong Kong Common Stocks ..................................      8,854,608
                                                                   ------------
IRELAND--0.98%

PHARMACEUTICALS--0.98%
    46,100      Elan Corp. PLC, ADR*(1) ........................      2,314,220
                                                                   ------------
ISRAEL--0.46%

ELECTRONICS--0.21%
     9,750      Orbotech Ltd. ..................................        484,453
                                                                   ------------
INFORMATION TECHNOLOGY HARDWARE--0.25%
     2,400      Check Point Software Technologies Ltd.* ........        366,000
    11,000      Nice Systems Ltd., ADR*(1) .....................        231,000
                                                                   ------------
                                                                        597,000
                                                                   ------------
Total Israel Common Stocks .....................................      1,081,453
                                                                   ------------
ITALY--3.68%

BANKS--0.92%
   129,899      San Paolo - IMI SPA(1) .........................      2,173,219
                                                                   ------------
INFORMATION TECHNOLOGY HARDWARE--0.83%
   155,766      Telecom Italia SPA(1) ..........................      1,967,896
                                                                   ------------
LIFE ASSURANCE--0.77%
   117,399      Alleanza Assicurazioni .........................      1,824,191
                                                                   ------------
TELECOMMUNICATIONS--SERVICES--0.56%
   165,524      Telecom Italia Mobilare SPA(1) .................      1,326,826
                                                                   ------------
TRANSPORTATION SERVICES--0.60%
211,307  Autostrade - Concessioni e Costruzioni
           Autostrade SPA ......................................      1,426,269
                                                                   ------------
Total Italy Common Stocks ......................................      8,718,401
                                                                   ------------
JAPAN--22.21%

AUTOMOBILES--1.12%
    86,000      Bridgestone Corp. ..............................        811,342
    48,000      Honda Motor Co. Ltd. ...........................      1,839,412
                                                                   ------------
                                                                      2,650,754
                                                                   ------------
CHEMICALS--2.06%
   335,000      Asahi Chemical Industries Co. Ltd. .............      1,623,405
    58,000      Shin Etsu Chemical Co. Ltd. ....................      2,207,673
   115,000      Sumitomo Bakelite Co. Ltd. (1) .................      1,047,386
                                                                   ------------
                                                                      4,878,464
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS--0.06%
    24,000      Daiwa House Industry Co. .......................        141,461
                                                                   ------------
ELECTRONIC & ELECTRICAL EQUIPMENT--3.72%
    88,000      Canon Inc. .....................................      3,281,523
     8,600      Kyocera Corp. ..................................        935,481
    14,700      Mabuchi Motor Co. Ltd. .........................      1,532,079
    21,400      Sony Corp. .....................................      1,553,723
   101,000      Sumitomo Electric Industries Ltd. ..............      1,518,666
                                                                   ------------
                                                                      8,821,472
                                                                   ------------
FINANCIAL SERVICES--1.23%
    80,000      Nomura Securities Co. Ltd. .....................      1,484,727
    19,500      Takefuji Corp. .................................      1,425,828
                                                                   ------------
                                                                      2,910,555
                                                                   ------------
FOOD & DRUG RETAILERS--0.35%
    36,000      Familymart Co. Ltd. ............................        825,880
                                                                   ------------
GENERAL RETAILERS--1.42%
    43,000      Ito-Yokado Co. Ltd. ............................      2,142,888
    90,000      Marui Co. Ltd. .................................      1,225,673
                                                                   ------------
                                                                      3,368,561
                                                                   ------------

INFORMATION TECHNOLOGY HARDWARE--3.27%
    81,000      Fujitsu Ltd. ...................................      1,366,181
   248,000      Hitachi Ltd. ...................................      2,333,290
    12,800      Matsushita Communication Industrial Co. Ltd. ...      1,649,697
    12,100      Rohm Co. Ltd. ..................................      2,411,995
                                                                   ------------
                                                                      7,761,163
                                                                   ------------
INSURANCE--0.27%
   122,000      Mitsui Marine & Fire ...........................        644,671
                                                                   ------------
LEISURE, ENTERTAINMENT & HOTELS--0.32%
    45,000      Namco Ltd. .....................................        771,749
                                                                   ------------
MACHINERY--0.84%
   475,000      Mitsubishi Heavy Industries Ltd. ...............      1,987,584
                                                                   ------------
MEDIA & PHOTOGRAPHY--0.89%
    32,000      Fuji Photo Film Co. Ltd. .......................      1,275,766
   103,000      Toppan Printing Co. ............................        831,894
                                                                   ------------
                                                                      2,107,660
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONTINUED)

JAPAN--(CONCLUDED)

PERSONAL CARE & HOUSEHOLD PRODUCTS--0.93%
    88,000      Kao Corp.(1) ...................................   $  2,207,845
                                                                   ------------
PHARMACEUTICALS--1.84%
    74,000      Taisho Pharmaceutical Co. ......................      1,710,358
    72,000      Yamanouchi Pharmaceutical Co. ..................      2,647,764
                                                                   ------------
                                                                      4,358,122
                                                                   ------------
SOFTWARE & COMPUTER SERVICES--0.85%
    74,000      MKC-STAT Corp. .................................        960,089
    10,000      Trend Micro, Inc. ..............................      1,069,726
                                                                   ------------
                                                                      2,029,815
                                                                   ------------
SUPPORT SERVICES--1.29%
    15,800      Benesse Corp.(1) ...............................        610,903
    38,000      Secom Co. Ltd. .................................      2,452,034
                                                                   ------------
                                                                      3,062,937
                                                                   ------------
TELECOMMUNICATIONS--SERVICES--1.75%
       244      Nippon Telephone and Telegraph Corp. (NTT) 1,698,157
       127      NTT Mobile Communication Network ...............      2,444,301
                                                                   ------------
                                                                      4,142,458
                                                                   ------------
Total Japan Common Stocks ......................................     52,671,151
                                                                   ------------
MEXICO--1.03%

GENERAL RETAILERS--0.28%
   286,000      Cifra S.A. de C.V., Series V* ..................        672,889
                                                                   ------------
MEDIA & PHOTOGRAPHY--0.31%
    13,800      Grupo Televisa S.A. de C.V., ADR* ..............        738,300
                                                                   ------------
TELECOMMUNICATIONS - SERVICES--0.44%
    19,100      Telefonos de Mexico S.A. de C.V., ADR ..........      1,036,557
                                                                   ------------
Total Mexico Common Stocks .....................................      2,447,746
                                                                   ------------
NETHERLANDS--7.05%

BANKS--1.23%
    38,288      ING Groep N.V ..................................      2,928,685
                                                                   ------------
ELECTRONICS--1.63%
    71,254      ASM Lithography Holding N.V.* ..................      2,035,897
    47,560      Koninklijke (Royal) Philips Electronics N.V ....      1,831,353
                                                                   ------------
                                                                      3,867,250
                                                                   ------------
MEDIA & PHOTOGRAPHY--3.63%
   154,328      Elsevier N.V ...................................   $  2,155,190
   124,740      VNU N.V ........................................      6,445,378
                                                                   ------------
                                                                      8,600,568
                                                                   ------------
TELECOMMUNICATIONS--SERVICES--0.56%
    79,300      Koninklijke (Royal) KPN N.V ....................      1,317,835
                                                                   ------------
Total Netherlands Common Stocks ................................     16,714,338
                                                                   ------------
POLAND--0.32%

OIL & GAS--0.32%
    71,000      Polski Koncern Naftowy Orlen S.A., GDR .........        749,050
                                                                   ------------
SINGAPORE--1.47%

BANKS--0.91%
   112,000      DBS Group Holdings Ltd. ........................      1,259,004
   198,000      Overseas Union Bank Ltd. .......................        914,143
                                                                   ------------
                                                                      2,173,147
                                                                   ------------
FINANCIAL SERVICES--0.56%
   180,000      Overseas Chinese Banking Corp. Ltd. ............      1,321,404
                                                                   ------------
Total Singapore Common Stocks ..................................      3,494,551
                                                                   ------------
SOUTH AFRICA--0.35%

DIVERSIFIED INDUSTRIES--0.17%
    60,000      Barloworld Ltd. ................................        397,039
                                                                   ------------

MINING & METALS--0.18%
     9,500      Anglo American Platinum Corp. ..................        442,742
                                                                   ------------
Total South Africa Common Stocks ...............................        839,781
                                                                   ------------
SPAIN--4.71%

BANKS--2.19%
   235,678      Banco Bilbao Vizcaya Argenta ...................      3,773,958
   129,223      Banco Santander Central Hispanormer ............      1,419,618
                                                                   ------------
                                                                      5,193,576
                                                                   ------------
SOFTWARE & COMPUTER SERVICES--0.52%
   151,389      Amadeus Global Travel Distribution S.A .........      1,240,300
                                                                   ------------
TELECOMMUNICATIONS - SERVICES--2.00%
   252,331      Telefonica S.A .................................      4,737,569
                                                                   ------------
Total Spain Common Stocks ......................................     11,171,445
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONCLUDED)

SWEDEN--3.28%

BANKS--1.01%
   125,830      Nordea AB (NDA) ................................   $  1,018,280
   110,000      Skandinaviska Enskilda Banken (SEB) ............      1,375,723
                                                                   ------------
                                                                      2,394,003
                                                                   ------------
INFORMATION TECHNOLOGY HARDWARE--2.27%
   446,000      Ericsson LM B Shares ...........................      5,390,437
                                                                   ------------
Total Sweden Common Stocks .....................................      7,784,440
                                                                   ------------
SWITZERLAND--0.66%

CHEMICALS--0.66%
    26,000      Syngenta AG* ...................................      1,567,505
                                                                   ------------
UNITED KINGDOM--18.24%

BANKS--1.86%
   284,000      HSBC Holdings ..................................      4,416,454
                                                                   ------------
ELECTRONICS--0.61%
   167,000      Scottish and Southern Energy PLC ...............      1,432,743
                                                                   ------------
INFORMATION TECHNOLOGY HARDWARE--0.78%
   183,000      Marconi PLC ....................................      1,858,873
                                                                   ------------
LIFE ASSURANCE--1.47%
   232,000      Prudential PLC .................................      3,495,911
                                                                   ------------
MEDIA & PHOTOGRAPHY--0.54%
   100,000      WPP Group PLC ..................................      1,289,087
                                                                   ------------
OIL & GAS--1.77%
   169,000      BP Amoco PLC ...................................      1,453,607
   332,000      Shell Transportation & Trading Co. .............      2,736,723
                                                                   ------------
                                                                      4,190,330
                                                                   ------------
PHARMACEUTICALS--3.19%
   288,516      GlaxoSmithKline PLC* ...........................      7,569,168
                                                                   ------------
RETAIL - MERCHANDISE--0.58%
   206,000      Kingfisher PLC .................................      1,369,911
                                                                   ------------
SOFTWARE & COMPUTER SERVICES--0.88%
   375,000      Sage Group PLC .................................   $  2,086,820
                                                                   ------------
SPECIALTY & OTHER FINANCE--1.54%
   173,000      3I Group PLC ...................................      3,656,185
                                                                   ------------
TELECOMMUNICATIONS - SERVICES--5.02%
   135,000      Cable & Wireless PLC ...........................      1,793,541
   200,000      Energis PLC ....................................      1,645,706
 2,392,265      Vodafone Group PLC .............................      8,461,326
                                                                   ------------
                                                                     11,900,573
                                                                   ------------
Total United Kingdom Common Stocks .............................     43,266,055
                                                                   ------------
Total Common Stocks (cost--$209,789,535) .......................    219,046,960
                                                                   ------------
PREFERRED STOCK--0.55%

JAPAN--0.55%

BANKS--0.55%
150,000,000  Sanwa International Finance
               (cost--$1,292,109) ..............................      1,312,991
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EQUITY INVESTMENTS

PRINCIPAL
 AMOUNT                                                                              MATURITY           INTEREST
  (000)                                                                                DATE               RATE
 -------                                                                            -----------         ---------
REPURCHASE AGREEMENT--5.96%

$14,134  Repurchase Agreement dated 01/31/01 with State Street
           Bank & Trust Co., collateralized by $14,049,196 U.S. Treasury
           Notes, 6.375% due 06/30/02; (value--$14,417,987);
           proceeds: $14,136,183 (cost--$14,134,000) ..............................  02/01/01          5.560%          $ 14,134,000
                                                                                                                       ------------

Total Investments (cost--$225,215,644)--98.87% ....................................                                     234,493,951
Other assets in excess of liabilities--1.13% ......................................                                       2,686,028
                                                                                                                       ------------
Net Assets--100.00% ...............................................................                                    $237,179,979
                                                                                                                       ============

---------------
*    Non-Income producing security.

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified Institutional buyers.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

(1)  Security, or portion thereof, was on loan at January 31, 2001.

FORWARD FOREIGN CURRENCY CONTRACTS

                          CONTRACTS TO         IN         MATURITY   UNREALIZED
                             DELIVER      EXCHANGE FOR      DATE    APPRECIATION
                          -------------   --------------  --------  ------------
Japanese Yen ...........  1,591,653,790   USD 13,819,000  04/10/01    $ 15,242

CURRENCY TYPE ABBREVIATIONS:

USD  U.S. Dollars.


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                           JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--86.91%

ARGENTINA--0.49%

ALCOHOLIC BEVERAGES--0.21%
    15,400      Quilmes Industrial Quinsa S.A., ADR ............   $    174,020
                                                                   ------------
TELECOMMUNICATIONS--0.28%
    10,700      Telecom Argentina Stet-Fran
                  Telecom S.A., Class B ........................        238,396
                                                                   ------------
Total Argentina Common Stocks ..................................        412,416
                                                                   ------------
BRAZIL--6.35%

BANKS--0.10%
     2,800      Unibanco - Uniao de Bancos
                  Brasileiros S.A., GDR ........................         85,120
                                                                   ------------
BASIC MATERIALS--0.43%
    24,800      Aracruz Celulose S.A., ADR(1) ..................        363,320
                                                                   ------------
FOOD STORES--0.99%
    23,200      Pao de Acuar ...................................        828,240
                                                                   ------------
OIL & GAS--0.82%
    17,800      Petroleo Brasileiro S.A., ADR* .................        503,384
    18,300      Ultrapar Participacoes S.A .....................        183,915
                                                                   ------------
                                                                        687,299
                                                                   ------------
STEEL--0.24%
    18,400      Gerdau S.A., ADR ...............................        200,560
                                                                   ------------
TELECOMMUNICATIONS--3.77%
    10,600      Brasil Telecom Participacoes S.A., ADR(1) ......        674,160
    54,100      Embratel Participacoes S.A., ADR ...............        902,929
    45,755      Tele Norte Leste Participacoes, ADR ............      1,132,436
     5,000      Telecomunicacoes Brasileiras S.A.
                  (Telebras), ADR* .............................              0
    20,800      Telesp Celular Participacoes S.A., ADR .........        452,760
                                                                   ------------
                                                                      3,162,285
                                                                   ------------
Total Brazil Common Stocks .....................................      5,326,824
                                                                   ------------
CHILE--2.38%

BANKS--0.48%
    18,700      Banco Santiago .................................        406,725
                                                                   ------------
BREWERIES, PUBS & RESTAURANTS--0.43%
    13,700      Compania Cervecerias Unidas S.A., ADS ..........        358,255
                                                                   ------------
ELECTRICITY--0.38%
    16,047      Enersis S.A., GDR* .............................        319,335
                                                                   ------------
RETAILERS, FOOD--0.38%
    18,800      Distribucion Y Servicio D&S, ADS(1) ............        317,720
                                                                   ------------
TELECOMMUNICATIONS--0.71%
    37,450      Compania de Telecomunicaciones de
                  Chile S.A., ADR ..............................        594,706
                                                                   ------------
Total Chile Common Stocks ......................................      1,996,741
                                                                   ------------
CHINA--0.44%

OIL & GAS--0.44%
 2,545,000      China Petroleum and Chemical Corp.
                  (Sinopec), Class H* ..........................        365,473
                                                                   ------------
CZECH REPUBLIC--0.62%

BANKS--0.00%
         1      Komercni Banka A.S.* ...........................              9
                                                                   ------------
UTILITIES--0.62%
    71,300      Cez* ...........................................        204,009
    22,400      Cesky Telecom* .................................        318,962
                                                                   ------------
                                                                        522,971
                                                                   ------------
Total Czech Republic Common Stocks .............................        522,980
                                                                   ------------
EGYPT--0.32%

TELECOMMUNICATIONS--0.32%
    13,500      Egypt Mobile Phone .............................        272,093
                                                                   ------------

GREECE--1.10%

BANKS--0.46%
    12,036      Alpha Bank AE ..................................        389,952
                                                                   ------------
TELECOMMUNICATIONS--0.64%
    15,000      Cosmote Mobile Telecommunications* .............        127,920
    24,880      Hellenic Telecom Organization ..................        405,357
                                                                   ------------
                                                                        533,277
                                                                   ------------
Total Greece Common Stocks .....................................        923,229
                                                                   ------------
HONG KONG--7.31%

ELECTRICAL APPLIANCES--0.34%
   313,000      Legend Holdings Ltd.(1) ........................        284,939
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONTINUED)

HONG KONG--(CONCLUDED)

FINANCIAL SERVICES--1.20%
   421,000      China Everbright Ltd. ..........................   $    429,140
   237,000      Hong Kong Exchanges & Clearing Ltd. ............        577,367
                                                                   ------------
                                                                      1,006,507
                                                                   ------------
REAL ESTATE--0.42%
    66,000      Henderson Land Developement Co. Ltd. ...........        350,344
                                                                   ------------
TELECOMMUNICATIONS--5.35%
   360,000      China Mobile (Hong Kong) Ltd.* .................      2,298,697
 1,324,000      China Unicom Ltd.*(1) ..........................      2,189,917
                                                                   ------------
                                                                      4,488,614
                                                                   ------------
Total Hong Kong Common Stocks ..................................      6,130,404
                                                                   ------------
HUNGARY--1.64%

BANKS--0.57%
     8,464      OTP Bank, GDS ..................................        473,984
                                                                   ------------
OIL--0.20%
     9,150      Magyar Olaj-Es Gazipare Reszvnytaras Ag.,
                  Series A .....................................        168,818
                                                                   ------------
TELECOMMUNICATIONS--0.87%
    31,710      Matav RT, ADS, Series B ........................        729,964
                                                                   ------------
Total Hungary Common Stocks ....................................      1,372,766
                                                                   ------------
INDIA--6.79%

BANKS--0.31%
    47,000      HDFC Bank ......................................        257,846
                                                                   ------------
COMPUTER SOFTWARE & SERVICES--0.86%
    80,500      Satyam Computer Services Ltd. ..................        721,446
                                                                   ------------
FINANCIAL SERVICES--0.12%
    49,000      ICICI Ltd. .....................................         98,127
                                                                   ------------
HOUSEHOLD GOODS & TEXTILES--1.22%
    91,000      Hindustan Lever Ltd. ...........................        405,959
    75,000      Reliance Industries Ltd. .......................        621,066
                                                                   ------------
                                                                      1,027,025
                                                                   ------------
PHARMACEUTICALS--0.33%
    19,100      Ranbaxy Laboratories Ltd. ......................        272,687
                                                                   ------------
SUPPORT SERVICES--2.70%
    15,500      Infosys Technologies ...........................      2,267,581
                                                                   ------------
TELECOMMUNICATIONS--1.25%
   145,000      Mahanagar Tele Nigam ...........................        608,568
    39,000      Videsh Sanchar Nigam Ltd. ......................        297,733
     9,750      Videsh Sanchar Nigam Ltd., GDR* ................        143,813
                                                                   ------------
                                                                      1,050,114
                                                                   ------------
TRANSPORTATION--0.00%
        90      Great Eastern Ship .............................             64
                                                                   ------------
Total India Common Stocks ......................................      5,694,890
                                                                   ------------
INDONESIA--0.75%

FOODS--0.53%
   286,000      HM Sampoerna ...................................        443,141
                                                                   ------------
TELECOMMUNICATIONS--0.22%
   691,620      Telekomunikasi Indonesia .......................        184,700
                                                                   ------------
Total Indonesia Common Stocks ..................................        627,841
                                                                   ------------
ISRAEL--4.96%

BANKS--1.00%
   225,680      Bank Hapoalim B.M ..............................        590,885
   111,330      BkLeumiLe-Israel B.M ...........................        247,430
                                                                   ------------
                                                                        838,315
                                                                   ------------
COMPUTER SOFTWARE--2.32%
    12,770      Check Point Software Tech Ltd.*(1) .............      1,947,425
                                                                   ------------

ELECTRICAL EQUIPMENT--0.18%
     3,000      Orbotech Ltd.* .................................        149,063
                                                                   ------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.10%
     3,790      Nice Systems Ltd.* .............................         79,590
                                                                   ------------
PHARMACEUTICALS--0.89%
    13,910      Teva Pharmaceutical Industries Ltd., ADR .......        749,401
                                                                   ------------
TELECOMMUNICATIONS--0.47%
    51,900      Bezeq Israeli Telecommunication Corp. Ltd. .....        241,841
    10,380      ECI Telecommunications Ltd. ....................        155,051
                                                                   ------------
                                                                        396,892
                                                                   ------------
Total Israel Common Stocks .....................................      4,160,686
                                                                   ------------
KOREA--12.48%
BANKS--2.15%
    66,309      Kookmin Bank ...................................        962,720

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONTINUED)

KOREA--(CONCLUDED)

BANKS--(CONCLUDED)
    77,210      Shinhan Bank ...................................   $    841,509
                                                                   ------------
                                                                      1,804,229
                                                                   ------------
COMMUNICATIONS--1.64%
     6,500      SK Telecom Co. Ltd. ............................      1,370,326
                                                                   ------------
ELECTRICAL APPLIANCES--4.08%
    19,558      Samsung Electronics Co. ........................      3,423,039
                                                                   ------------
ELECTRICITY & GAS--1.57%
    63,520      Korea Electric Power Corp. .....................      1,318,912
                                                                   ------------
FINANCIAL SERVICES--0.19%
     5,730      Samsung Securities Co. Ltd. ....................        158,863
                                                                   ------------
STEEL--0.97%
    10,475      Pohang Iron & Steel Co. Ltd. (POSCO) ...........        808,333
                                                                   ------------
TELECOMMUNICATIONS--1.88%
    26,300      Korea Telecom ..................................      1,577,582
                                                                   ------------
Total Korea Common Stocks ......................................     10,461,284
                                                                   ------------
MALAYSIA--1.64%

BANKS--0.16%
    38,000      Malayan Banking Berhad .........................        135,000
                                                                   ------------
COMMUNICATIONS--0.16%
    88,000      Digi.com Berhad* ...............................        136,632
                                                                   ------------
ELECTRICITY & GAS--0.26%
    65,000      Tenaga Nasional Berhad .........................        215,526
                                                                   ------------
SERVICES--0.81%
   108,000      Genting Berhad .................................        295,579
   197,000      Resorts World Berhad ...........................        381,040
                                                                   ------------
                                                                        676,619
                                                                   ------------
TELECOMMUNICATIONS--0.25%
    65,000      Telekom Malaysia Berhad ........................        212,105
                                                                   ------------
Total Malaysia Common Stocks ...................................      1,375,882
                                                                   ------------
MEXICO--9.24%

ALCOHOLIC BEVERAGES--0.64%
   194,100      Grupo Modelo S.A. de CV ........................        535,490
                                                                   ------------
BREWERIES, PUBS & RESTAURANTS--0.29%
    76,100      Fomento Economico Mexica S.A.
                  de C.V., Series B and 4 Series D .............   $    241,400
                                                                   ------------
CONSTRUCTION / BUILDING MATERIALS--0.39%
    76,920      Cemex S.A ......................................        329,839
                                                                   ------------
FINANCIAL SERVICES--1.66%
   470,300      Grupo Financiero Banamex Accival S.A.
                  de C.V. (Banacci) ............................        908,722
   742,300      Grupo Financiero BBVA Bancomer S.A.
                  de C.V. (GFB), Series O* .....................        485,509
                                                                   ------------
                                                                      1,394,231
                                                                   ------------
MEDIA--1.37%
    21,450      Grupo Televisa, S.A. de C.V., GDS* .............      1,147,575
                                                                   ------------
PAPER, PACKAGING & PRINTING--0.26%
    81,750      Kimberly-Clark de Mexico S.A. de C.V ...........        216,328
                                                                   ------------
RETAILERS, GENERAL--1.10%
   427,000      Wal-Mart de Mexico S.A. de C.V., Series C* .....        926,534
                                                                   ------------
TELECOMMUNICATIONS--3.53%
    54,500      Telefonos de Mexico S.A. de C.V., ADR(1) .......      2,957,715
                                                                   ------------
Total Mexico Common Stocks .....................................      7,749,112
                                                                   ------------
PERU--0.10%

MINING--0.10%
     5,100      Compania De Minas Buenaventura S.A., ADS .......         79,611
                                                                   ------------
PHILIPPINES--0.81%

REAL ESTATE--0.24%
 1,412,000      Ayala Land, Inc. ...............................        196,251
                                                                   ------------
TELECOMMUNICATIONS--0.57%
    25,580      Philippine Long Distance Telephone Co. .........        478,400
                                                                   ------------
Total Philippines Common Stocks ................................        674,651
                                                                   ------------
POLAND--1.89%

BANKS--0.39%
    11,440      Powszechny Bank Kredytowy S.A., GDR ............        324,324
                                                                   ------------
DIVERSIFIED HOLDINGS COMPANIES--0.29%
    21,400      Elektrim* ......................................        244,796
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONTINUED)

POLAND--(CONCLUDED)

MINING & METALS--0.34%
    23,720      KGHM Polska Miedz GDR* .........................   $    288,198
                                                                   ------------
OIL & GAS--0.31%
    24,700      Polski Koncern Naftowy Orlen S.A., GDR .........        260,585
                                                                   ------------
TELECOMMUNICATIONS--0.56%
    73,300      Telekomunikacja Polska S.A., GDR ...............        465,455
                                                                   ------------
Total Poland Common Stocks .....................................      1,583,358
                                                                   ------------
RUSSIA--2.93%

OIL & GAS--1.82%
    23,615      Lukoil Holding, ADR(1) .........................        954,046
    43,530      Surgutneftegaz, ADR ............................        571,767
                                                                   ------------
                                                                      1,525,813
                                                                   ------------
TELECOMMUNICATIONS--0.56%
    13,329      Mobile Telesystems, ADR*(1) ....................        394,538
    11,600      Rostelecom, ADR ................................         73,080
                                                                   ------------
                                                                        467,618
                                                                   ------------
UTILITIES--0.55%
    42,380      Unified Energy Systems .........................        466,180
                                                                   ------------
Total Russia Common Stocks .....................................      2,459,611
                                                                   ------------
SOUTH AFRICA--7.77 %

APPAREL & FOOTWEAR--0.02%
   131,964      LA Group Ltd.* .................................         15,800
                                                                   ------------
BANKS--0.55%
   521,500      African Bank Investments Ltd.* .................        463,257
                                                                   ------------
DISTRIBUTORS--0.44%
 2,144,853      Metro Cash & Carry Ltd. ........................        367,255
                                                                   ------------
FINANCIAL SERVICES--0.76%
   575,075      FirstRand Ltd. .................................        636,710
                                                                   ------------
HOUSEHOLD GOODS & TEXTILES--0.59%
 1,043,391      Profurn ........................................        494,326
                                                                   ------------
INSURANCE--0.79%
   526,765      Sanlam Ltd. ....................................        661,212
                                                                   ------------
MACHINERY - INDUSTRIAL--0.48%
    12,280      De Beers .......................................        404,090
                                                                   ------------
MEDIA--0.26%
    43,700      Naspers Ltd. ...................................        222,227
                                                                   ------------
MINING--1.52%
    27,370      Anglo American Platinum ........................      1,275,564
                                                                   ------------
NETWORKING--0.89%
    96,725      Dimension Data Holdings PLC* ...................        747,152
                                                                   ------------
OIL EXPLORATION & PRODUCTION--0.84%
    95,560      Sasol Ltd. .....................................        701,245
                                                                   ------------
PAPER, PACKAGING & PRINTING--0.63%
    69,200      Sappi ..........................................        525,626
                                                                   ------------
Total South Africa Common Stocks ...............................      6,514,464
                                                                   ------------
TAIWAN--11.73%

COMPUTERS--0.57%
   256,000      Compal Electronics, Inc. .......................        479,356
                                                                   ------------
ELECTRICAL APPLIANCES--6.90%
   132,200      Compeq Manufacturing Co. Ltd. ..................        621,925
   147,000      Delta Electronics, Inc. ........................        557,335
    67,000      Realtek Semiconductor Corp. ....................        264,392
   715,600      Taiwan Semiconductor Manufacturing Co. .........      2,336,608
   624,200      United Microelectronics Corp. ..................      1,149,486
    24,000      United Microelectronics Corp., ADR* ............        283,680
    46,500      Via Technologies Inc. ..........................        395,775
   131,000      Winbond Electronics Corp. ......................        177,181
                                                                   ------------
                                                                      5,786,382
                                                                   ------------

ELECTRONICS--0.53%
    90,000      Sunplus Technology Co. Ltd. ....................        445,683
                                                                   ------------
FINANCIAL SERVICES--1.02%
   403,000      China Development Industrial Bank ..............        451,520
   484,000      Chinatrust Commercial Bank .....................        401,461
                                                                   ------------
                                                                        852,981
                                                                   ------------
INSURANCE--0.70%
   277,000      Cathay Life Insurance ..........................        582,977
                                                                   ------------
MACHINERY/ENGINE SERVICES--0.46%
    59,300      Hon Hai Precision ..............................        389,093
                                                                   ------------
MISCELLANEOUS MANUFACTURING--0.28%
    43,287      Ambit Microsystems Corp. .......................        231,775
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
COMMON STOCKS--(CONCLUDED)

TAIWAN--(CONCLUDED)

TELECOMMUNICATIONS--0.57%
   285,000      Taiwan Cellular Corp.* .........................   $    480,734
                                                                   ------------
TEXTILES--0.70%
   733,000      Far Eastern Textile Ltd. .......................        589,848
                                                                   ------------
Total Taiwan Common Stocks .....................................      9,838,829
                                                                   ------------
THAILAND--1.35%

COMMUNICATIONS--0.37%
   477,000      TelecomAsia Corporation Public Co. Ltd.*(1) ....        308,720
                                                                   ------------
CONSTRUCTION--0.33%
    25,900      Siam Cement Co.* ...............................        276,738
                                                                   ------------
TELECOMMUNICATIONS--0.65%
    44,000      Advanced Info Services Public Co. Ltd.* ........        542,622
                                                                   ------------
Total Thailand Common Stocks ...................................      1,128,080
                                                                   ------------
TURKEY--3.41%

BANKS--2.35%
36,856,800      Turkiye Is Bankasi (Isbank) ....................        735,512
68,385,150      Turkyie Garanti Bankasi* .......................        510,495
99,304,421      Yapi Ve Kredi Bankasi A.S ......................        719,289
                                                                   ------------
                                                                      1,965,296
                                                                   ------------
BREWERIES, PUBS & RESTAURANTS--0.26%
 3,929,161      Anadolu Efes Biracilik ve Malt Sanayii A.S.* ...        220,710
                                                                   ------------
ELECTRICAL EQUIPMENT--0.11%
20,667,500      Vestel Electronic Sanayi ve Ticaret ............         90,126
                                                                   ------------
HOUSEHOLD GOODS & TEXTILES--0.12%
 5,182,500      Arcelik A.S ....................................        103,422
                                                                   ------------
MEDIA--0.19%
19,338,225      Dogan Yayin Holding A.S ........................        157,224
                                                                   ------------
RETAIL TRADE--0.19%
 1,430,406      Migros Turk T.A.S ..............................        160,698
                                                                   ------------
STEEL & OTHER MATERIALS--0.06%
 2,710,100      Eregli Demir Celik* ............................         50,076
                                                                   ------------
TELECOMMUNICATIONS--0.13%
 3,415,600      Turkcell Iletisim* .............................   $    109,816
                                                                   ------------
Total Turkey Common Stocks .....................................      2,857,368
                                                                   ------------
ZIMBABWE--0.41%

TELECOMMUNICATIONS--0.41%
 1,092,000      Econet Wireless Holding* .......................        347,139
                                                                   ------------
Total Common Stocks (cost--$74,820,333) ........................     72,875,732
                                                                   ------------
PREFERRED STOCKS--7.15%

BRAZIL--7.15%

BANKS--2.73%
81,665,597      Banco Bradesco S.A .............................        561,425
 7,200,000      Banco Itau S.A .................................        681,279
    39,000      Companhia Vale Do Rio Doce A" ..................      1,044,551
                                                                   ------------
                                                                      2,287,255
                                                                   ------------
ELECTRICITY--0.94%
    60,000      Companhia Paranaense de Energia Copel, ADR .....        600,000
 3,309,030      Eletropaulo Electricidade Sao Paulo ............        191,390
                                                                   ------------
                                                                        791,390
                                                                   ------------
FOOD & BEVERAGE--1.18%
 3,497,000      Companhia de Bebidas das Americas (AmBev) ......        991,438
                                                                   ------------
FOOD STORES--0.23%
 5,260,000      Pao de Acuar-Cia Brasileria Astri ..............        188,410
                                                                   ------------
OIL EXPLORATION & PRODUCTION--1.15%
    29,290      Petrol Brasileiro-Petrobras ....................        810,044
     5,600      Petrol Brasileiro ..............................        155,698
                                                                   ------------

                                                                        965,742
                                                                   ------------
TELECOMMUNICATIONS--0.92%
29,588,000      Brasil Telecom Participacoes, ADR ..............        379,795
35,672,528      Telesp Cellular Participacoes ..................        389,303
         1      Telecomunicacoes de Sao Paulo ..................              0
                                                                   ------------
                                                                        769,098
                                                                   ------------
Total Preferred Stocks (cost--$4,493,120) ......................      5,993,333
                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                               VALUE
---------                                                             -----
WARRANTS--0.30%

KOREA--0.23%

BANKS--0.23%
     3,000      Korea Telecom Warrants, expiring 11/7/01 .......   $    188,040
                                                                   ------------
MEXICO--0.00%

CONSTRUCTION & BUILDING MATERIALS--0.00%
    12,000      Cemex Appreciation Warrants, expiring 12/13/02*           2,467
                                                                   ------------
SOUTH AFRICA--0.07%

DISTRIBUTORS--0.07%
   633,971      Metro Cash and Carry Ltd.* .....................   $     57,133
                                                                   ------------
Total Warrants (cost--$195,991) ................................        247,640
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                              MATURITY           INTEREST
  (000)                                                                                DATE               RATES
 -------                                                                            -----------         ---------


REPURCHASE AGREEMENT--5.00%
$   4,191  Repurchase Agreement dated 01/31/01 with State Street
           Bank & Trust Co., collateralized by $4,165,854 U.S. Treasury
           Notes, 6.375% due 06/30/02; (value--$4,275,208);
           proceeds: $4,191,647 (cost--$4,191,000) ....................              02/01/01           5.560%         $  4,191,000
                                                                                                                       ------------
Total Investments (cost--$83,700,444)--99.36% .........................                                                  83,307,705
Other assets in excess of liabilities--0.64% ..........................                                                     539,463
                                                                                                                       ------------
Net Assets--100.00% ...................................................                                                $ 83,847,168
                                                                                                                       ============

-------------
*    Non-Income producing security.

ADR  American Depositary Receipt.

ADS  American Depositary Shares.

GDR  Global Depositary Receipt.

GDS  Global Depositary Shares.

(1)  Security, or portion thereof, was on loan at January 31, 2001.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                    UNREALIZED
                         CONTRACTS TO        IN          MATURITY  APPRECIATION
                           DELIVER      EXCHANGE FOR       DATES  (DEPRECIATION)
                          ---------    --------------    --------  ------------
Brazilian Real ........       26,559   USD     13,515    02/23/01   $      (39)

Mexican Peso ..........    9,153,000   USD    944,114    03/07/01       53,311

Mexican Peso ..........   11,991,000   USD  1,207,906    05/24/01       40,898
                                                                      --------
                                                                      $ 94,170
                                                                      ========

CURRENCY TYPE ABBREVIATIONS:

USD  U.S. Dollars.


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES               JANUARY 31, 2001 (UNAUDITED)

                                                                                             PACE
                                                                                          GOVERNMENT        PACE           PACE
                                                                              PACE        SECURITIES    INTERMEDIATE     STRATEGIC
                                                                          MONEY MARKET   FIXED INCOME   FIXED INCOME   FIXED INCOME
                                                                           INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS
                                                                           -----------   ------------   ------------   ------------
ASSETS

Investments, at value (cost--$77,271,330; $398,897,063;
  $129,259,967; $371,704,594; $47,509,303; $104,952,716;
  $344,764,766; $329,660,470; $188,647,312; $210,900,739;
  $225,215,644; $83,700,444, respectively) .............................   $77,271,330   $403,538,323   $131,616,331   $376,630,124
Investments of cash collateral received for securities
  loaned, at value (cost--$0; $0; $9,927,868; $0; $0;
  $2,509,147; $15,077,200; $20,548,746; $14,662,284;
  $52,565,015; $9,645,004; $4,963,091, respectively) ...................            --             --      9,927,868             --
Cash (including cash denominated in foreign currencies,
  at value) ............................................................            --             --            206      1,882,121

Receivable for investments sold ........................................            --      4,057,362             --      3,995,726
Receivable for shares of beneficial interest sold ......................     1,405,059        175,106        140,276        275,261
Unrealized appreciation of forward foreign
  currency contracts ...................................................            --             --             --      1,166,217
Dividends and interest receivable ......................................       459,748      2,105,533      1,844,622      2,534,733
Receivable from investment adviser .....................................           803             --             --             --
Other assets ...........................................................        78,623         63,493         53,935         52,456
                                                                           -----------   ------------   ------------   ------------

Total assets ...........................................................    79,215,563    409,939,817    143,583,238    386,536,638
                                                                           -----------   ------------   ------------   ------------

LIABILITIES

Payable for investments purchased ......................................     3,999,800    194,234,983             --    145,754,719
Payable for shares of beneficial interest repurchased ..................       544,331        131,769         53,591      1,184,052
Dividends payable to shareholders ......................................       154,367             --             --             --
Payable to custodian ...................................................        65,816         20,389             --             --
Payable for cash collateral for securities loaned ......................            --             --      9,927,868             --
Payable for reverse repurchase agreements ..............................            --     14,488,000             --      6,492,147
Unrealized depreciation of forward foreign
  currency contracts ...................................................            --             --             --        987,422
Outstanding options written, at value
  (premium received--$0; $0; $0; $291,900; $0; $0; $0;
  $0; $0; $0; $0; $0, respectively) ....................................            --             --             --        137,239
Variation margin payable ...............................................            --         23,531             --         44,456
Unrealized depreciation on interest rate swaps .........................            --             --             --        371,432
Payable to affiliates ..................................................            --        121,074         69,010        139,598
Accrued expenses and other liabilities .................................         1,893         95,597         60,214         59,531
                                                                           -----------   ------------   ------------   ------------

Total liabilities ......................................................     4,766,207    209,115,343     10,110,683    155,170,596
                                                                           -----------   ------------   ------------   ------------

NET ASSETS

Beneficial interest shares of $0.001 par value
  (unlimited amount authorized) ........................................    74,449,576    196,364,284    134,444,833    234,639,923
Accumulated undistributed (distributions in excess of)
  net investment income (loss) .........................................            --           (448)       (20,522)      (448,589)
Accumulated net realized gains (losses) from investments,
  other assets, liabilities, futures, swaps, options
  and forward contracts denominated in foreign
  currency transactions ................................................          (220)       229,816     (3,308,116)    (7,496,080)
Net unrealized appreciation (depreciation) of investments,
  other assets, liabilities, futures, swaps, options written
  and forward contracts denominated in foreign currencies ..............            --      4,230,822      2,356,360      4,670,788
                                                                           -----------   ------------   ------------   ------------

Net assets .............................................................   $74,449,356   $200,824,474   $133,472,555   $231,366,042
                                                                           ===========   ============   ============   ============

                                                                                                            PACE
                                                                 PACE          PACE                     INTERNATIONAL
     PACE           PACE           PACE           PACE       SMALL/MEDIUM  SMALL/MEDIUM       PACE        EMERGING
   MUNICIPAL    GLOBAL FIXED   LARGE COMPANY  LARGE COMPANY     COMPANY       COMPANY     INTERNATIONAL    MARKETS
 FIXED INCOME      INCOME      VALUE EQUITY   GROWTH EQUITY  VALUE EQUITY  GROWTH EQUITY     EQUITY        EQUITY
  INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS    INVESTMENTS   INVESTMENTS
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------






  $48,650,248   $104,057,983   $374,441,767   $384,671,990   $228,727,279   $274,654,571   $234,493,951   $83,307,705



           --      2,509,147     15,077,200     20,548,746     14,662,284     52,565,015      9,645,004     4,963,091

           --        283,163          1,508          1,310          1,001            217      1,557,509     2,665,380

           --      3,028,154      3,975,195      4,580,315      2,945,376         99,683      6,037,538     1,220,817
       90,693        201,574        583,379        611,992        266,784        334,037        345,962       103,697

           --      1,382,886             --             --             --             --         15,242        94,209
      728,949      1,451,626        499,542         59,041         53,650          8,357        384,446       150,044
           --             --             --             --             --             --             --            --
       53,124         48,462         65,247         83,736        143,475         93,853         77,521        79,735
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

   49,523,014    112,962,995    394,643,838    410,557,130    246,799,849    327,755,733    252,557,173    92,584,678
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------



           --      9,993,513      6,080,684      5,512,257        140,654        612,301      5,334,958     3,437,452
        5,280        186,897        206,043        195,015        269,916        196,118        174,876       137,903
           --             --             --             --             --             --             --            --
           --             --             --             --             --             --             --            --
           --      2,509,147     15,077,200     20,548,746     14,662,284     52,565,015      9,645,004     4,963,091
           --             --             --             --             --             --             --            --

           --      1,295,890             --             --             --             --             --            39


           --             --             --             --             --             --             --            --
           --        202,625             --             --             --             --             --            --
           --             --             --             --             --             --             --            --
       25,797         48,431        252,745        231,120        159,219        179,708        172,882        70,043
       14,726         66,183         55,304         90,306        152,282         74,352         49,474       128,982
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

       45,803     14,302,686     21,671,976     26,577,444     15,384,355     53,627,494     15,377,194     8,737,510
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------




   49,908,886    112,389,264    364,326,220    319,000,729    207,045,331    196,076,648    227,289,650    91,762,043

       (9,430)    (5,566,833)       282,211       (840,348)       (89,911)      (937,169)      (632,644)     (314,028)



   (1,563,190)    (7,264,630)   (21,313,570)    10,807,785    (15,619,893)    15,234,928      1,222,936    (7,264,474)


    1,140,945       (897,492)    29,677,001     55,011,520     40,079,967     63,753,832      9,300,037      (336,373)
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $49,477,211   $ 98,660,309   $372,971,862   $383,979,686   $231,415,494   $274,128,239   $237,179,979   $83,847,168
  ===========   ============   ============   ============   ============   ============   ============   ===========


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)    JANUARY 31, 2001 (UNAUDITED)


                                                                                             PACE
                                                                                          GOVERNMENT        PACE           PACE
                                                                              PACE        SECURITIES    INTERMEDIATE     STRATEGIC
                                                                          MONEY MARKET   FIXED INCOME   FIXED INCOME   FIXED INCOME
                                                                           INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS
                                                                           -----------   ------------   ------------   ------------

CLASS A:

Net assets .............................................................   $        --   $         --   $         --   $     20,570
                                                                           -----------   ------------   ------------   ------------

Shares outstanding .....................................................            --             --             --          1,612
                                                                           -----------   ------------   ------------   ------------

Net asset value and redemption value per share .........................   $        --   $         --   $         --   $      12.76
                                                                           -----------   ------------   ------------   ------------

Maximum offering price per share .......................................   $        --   $         --   $         --   $      13.29
                                                                           ===========   ============   ============   ============


CLASS B:

Net assets .............................................................   $        --   $     20,233   $      5,061   $         --
                                                                           -----------   ------------   ------------   ------------

Shares outstanding .....................................................                           --          1,599            416
                                                                           -----------   ------------   ------------   ------------

Net asset value and offering price per share ...........................   $        --   $      12.65   $      12.17   $         --
                                                                           ===========   ============   ============   ============


CLASS C:

Net assets .............................................................   $        --   $     42,962   $     70,904   $     41,333
                                                                           -----------   ------------   ------------   ------------

Shares outstanding .....................................................                           --          3,395          5,826
                                                                           -----------   ------------   ------------   ------------

Net asset value and offering price per share ...........................   $        --   $      12.65   $      12.17   $      12.76
                                                                           ===========   ============   ============   ============

CLASS Y:

Net assets .............................................................   $        --   $         --   $         --   $         --
                                                                           -----------   ------------   ------------   ------------

Shares outstanding .....................................................            --             --             --             --
                                                                           -----------   ------------   ------------   ------------

Net asset value, offering price and redemption value per share .........   $        --   $         --   $         --   $         --
                                                                           ===========   ============   ============   ============


CLASS P:

Net assets .............................................................   $74,449,356   $200,761,279   $133,396,590   $231,304,139
                                                                           -----------   ------------   ------------   ------------

Shares outstanding .....................................................    74,449,576     15,865,663     10,967,437     18,131,901
                                                                           -----------   ------------   ------------   ------------

Net asset value, offering price and redemption value per share .........         $1.00         $12.65         $12.16         $12.76
                                                                           ===========   ============   ============   ============

                                                                                                            PACE
                                                                 PACE          PACE                     INTERNATIONAL
     PACE           PACE           PACE           PACE       SMALL/MEDIUM  SMALL/MEDIUM       PACE        EMERGING
   MUNICIPAL    GLOBAL FIXED   LARGE COMPANY  LARGE COMPANY     COMPANY       COMPANY     INTERNATIONAL    MARKETS
 FIXED INCOME      INCOME      VALUE EQUITY   GROWTH EQUITY  VALUE EQUITY  GROWTH EQUITY     EQUITY        EQUITY
  INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS    INVESTMENTS   INVESTMENTS
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------




  $       993   $      6,545   $    174,433   $    247,342   $    173,336   $    417,950   $  3,015,609   $    12,601
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

           80            610          9,858         11,577         10,849         25,664        198,661         1,210
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $     12.41   $      10.73   $      17.69   $      21.36   $      15.98   $      16.28   $      15.18   $     10.42
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $     12.93   $      11.18   $      18.52   $      22.37   $      16.73   $      17.05   $      15.90   $     10.91
  ===========   ============   ============   ============   ============   ============   ============   ===========




  $        --   $         --   $    235,778   $    211,721   $    140,784   $    173,984   $     75,972   $    35,728
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $        --             --             --         13,339     9,9268,820         10,697          4,993         3,432
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $        --   $         --   $      17.68   $      21.33   $      15.96   $      16.27   $      15.22   $     10.41
  ===========   ============   ============   ============   ============   ============   ============   ===========




  $     1,031   $     54,990   $    221,889   $    184,672   $    210,819   $    257,190   $    175,329   $    30,871
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

        3,239             83   5,124 12,554          8,657         13,210         15,813         11,527         2,966
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $     12.42   $      10.73   $      17.68   $      21.33   $      15.96   $      16.26   $      15.21   $     10.41
  ===========   ============   ============   ============   ============   ============   ============   ===========



  $        --   $      1,405   $     15,235   $         --   $     34,540   $         --   $     33,071   $        --
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

           --            131            860             --          2,160             --          2,172            --
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

  $        --   $      10.73   $      17.71   $         --   $      15.99   $         --   $      15.23   $        --
  ===========   ============   ============   ============   ============   ============   ============   ===========




  $49,475,187   $ 98,597,369   $372,324,527   $383,335,951   $230,856,015   $273,279,115   $233,879,998   $83,767,968
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

    3,985,110      9,190,817     21,026,502     17,939,400     14,440,905     16,771,083     15,356,156     8,038,420
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

       $12.42         $10.73         $17.71         $21.37         $15.99         $16.29         $15.23        $10.42
  ===========   ============   ============   ============   ============   ============   ============   ===========


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

                                                                                             PACE
                                                                                          GOVERNMENT        PACE           PACE
                                                                              PACE        SECURITIES    INTERMEDIATE     STRATEGIC
                                                                          MONEY MARKET   FIXED INCOME   FIXED INCOME   FIXED INCOME
                                                                           INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS
                                                                           -----------   ------------   ------------   ------------

INVESTMENT INCOME:

Interest ...............................................................   $ 2,356,364   $  8,036,088   $  4,695,506   $  8,734,687
Dividends (net of foreign withholding taxes, $0; $0; $0;
  $0; $0; $0; $8,334; $343; $0; $2,707; $84,779;
  $42,351, respectively) ...............................................            --             --             --             --
                                                                           -----------   ------------   ------------   ------------
                                                                             2,356,364      8,036,088      4,695,506      8,734,687
                                                                           -----------   ------------   ------------   ------------

EXPENSES:

Investment management and administration fees ..........................       124,746        714,549        407,266        838,412
Service fees -- Class A ................................................            --             61            200              6
Service and distribution fees -- Class B ...............................            --             23              6             --
Service and distribution fees -- Class C ...............................            --             42             43             39
Transfer agency and related services fees ..............................        92,920         29,161         17,086         42,893
Reports and notices to shareholders ....................................        38,456         13,832         16,552         13,250
Professional fees ......................................................        28,520         19,400         35,201         27,660
Trustees' fees .........................................................        13,125         13,125         13,125         13,125
Federal and state registration fees ....................................        10,911          4,819         10,626          8,673
Custody and accounting .................................................         3,564         61,247         41,631         64,869
Amortization of organizational expenses ................................         1,025          1,025          1,025          1,025
Interest expense .......................................................            --         35,556             --        113,147
Other expenses .........................................................         9,467          2,090          2,125          2,089
                                                                           -----------   ------------   ------------   ------------
                                                                               322,734        894,930        544,637      1,125,188

Less: Fee waivers and reimbursements from manager ......................      (144,473)        (1,011)        (2,548)        (2,525)
                                                                           -----------   ------------   ------------   ------------

Net expenses ...........................................................       178,261        893,919        542,089      1,122,663
                                                                           -----------   ------------   ------------   ------------

Net investment income (loss) ...........................................     2,178,103      7,142,169      4,153,417      7,612,024
                                                                           -----------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
 Investment transactions ...............................................           343      3,783,720       (398,382)     4,323,034
 Futures ...............................................................            --       (121,607)            --        549,786
 Options ...............................................................            --         84,375             --       (122,926)
 Foreign currency transactions .........................................            --             --             --       (794,560)
 Swaps .................................................................            --             --             --       (145,024)
Net change in unrealized apprecation/depreciation of:
 Investments ...........................................................            --      7,198,057      4,962,677      8,241,204
 Futures ...............................................................            --       (410,438)            --       (318,512)
 Options written .......................................................            --         (6,675)            --         30,896
 Swaps .................................................................            --             --             --       (686,289)
 Other assets, liabilities and forward contracts
   denominated in foreign currencies ...................................            --             --             (4)       303,616
                                                                           -----------   ------------   ------------   ------------

Net realized and unrealized gains (losses) from investment activities ..           343     10,527,432      4,564,291     11,381,225
                                                                           -----------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ........   $ 2,178,446   $ 17,669,601   $  8,717,708   $ 18,993,249
                                                                           ===========   ============   ============   ============

                                                                                                            PACE
                                                                 PACE          PACE                     INTERNATIONAL
     PACE           PACE           PACE           PACE       SMALL/MEDIUM  SMALL/MEDIUM       PACE        EMERGING
   MUNICIPAL    GLOBAL FIXED   LARGE COMPANY  LARGE COMPANY     COMPANY       COMPANY     INTERNATIONAL    MARKETS
 FIXED INCOME      INCOME      VALUE EQUITY   GROWTH EQUITY  VALUE EQUITY  GROWTH EQUITY     EQUITY        EQUITY
  INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS    INVESTMENTS   INVESTMENTS
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------




  $ 1,410,115   $  2,425,114   $    300,164   $    177,435   $    889,643   $    323,838   $    241,536   $    83,584


           --          6,476      3,235,867        821,569      1,672,236        155,783        685,080       300,741
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
    1,410,115      2,431,590      3,536,031        999,004      2,561,879        479,621        926,616       384,325
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------



      159,366        396,105      1,428,814      1,608,887        901,603      1,198,534      1,052,998       413,576
           --              2             37             51             27            109            208             4
           --             --            213            168             60            120             61            21
            2             55            197            196            130            231            183            27
       12,400         46,140         50,060         62,654         58,584         60,684         45,536        50,767
        8,158         15,321         18,898         20,674         21,552         19,305         17,381        13,134
       13,011         34,909         18,866         35,419         28,765         30,599         19,947        30,330
       13,125         13,125         13,125         13,125         13,125         13,125         13,125        13,125
        4,650         14,879         20,057         16,061         17,766         12,197         12,124        12,072
       17,019         76,069        107,161        120,701         68,080         90,587        166,694       146,521
        1,025          1,025          1,025          1,025          1,025          1,025          1,025         1,025
           --             --             --             --             --             --             --            --
          378          6,222          9,140          2,663          3,971            801          1,100         3,031
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
      229,134        603,852      1,667,593      1,881,624      1,114,688      1,427,318      1,330,382       683,633

       (4,693)      (134,114)       (45,545)       (41,141)        (2,966)        (9,397)        (2,245)     (119,487)
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

      224,441        469,738      1,622,048      1,840,483      1,111,722      1,417,921      1,328,137       564,146
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

    1,185,674      1,961,852      1,913,983       (841,479)     1,450,157       (938,300)      (401,521)     (179,821)
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------




     (161,234)       876,675     (9,260,123)     4,549,750     (7,695,389)    (4,659,642)     6,382,857    (4,180,698)
           --       (167,266)       114,637         16,385     (6,579,573)            --             --            --
           --             --             --             --             --             --             --            --
           --     (4,989,554)            --             --             --             --     (4,384,692)   (2,206,611)
           --             --             --             --             --             --             --            --

    1,508,872      5,125,833     38,788,285    (76,513,258)    56,735,389    (50,305,702)   (30,449,175)   (3,735,795)
           --        (35,359)            --             --             --             --             --            --
           --             --             --             --             --             --             --            --
           --             --             --             --             --             --             --            --

           --         52,667             --             --             --             --         69,747        99,392
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

    1,347,638        862,996     29,642,799    (71,947,123)    42,460,427    (54,965,344)   (28,381,263)  (10,023,712)
  -----------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  $ 2,533,312   $  2,824,848   $ 31,556,782   $(72,788,602)  $ 43,910,584   $(55,903,644)  $(28,782,784)  $(10,203,533)
  ===========   ============   ============   ============   ============   ============   ============   ============


                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                 PACE
                                                                             PACE                       GOVERNMENT SECURITIES
                                                                   MONEY MARKET INVESTMENTS            FIXED INCOME INVESTMENTS
                                                                 -----------------------------      ------------------------------
                                                                   FOR THE                            FOR THE
                                                                 SIX MONTHS       FOR THE           SIX MONTHS         FOR THE
                                                                    ENDED           YEAR               ENDED             YEAR
                                                              JANUARY 31, 2001      ENDED        JANUARY 31, 2001        ENDED
                                                                 (UNAUDITED)    JULY 31, 2000       (UNAUDITED)      JULY 31, 2000
                                                                -----------      ------------      ------------      ------------
FROM OPERATIONS:
  Net investment income ....................................     $ 2,178,103      $  3,275,065      $  7,142,169      $ 12,058,028
  Net realized gains (losses) from:
    Investment, futures, swaps, and options transactions ...             343                66         3,746,488            15,206
    Foreign currency transactions ..........................              --                --                --                --
  Net change in unrealized appreciation/depreciation of:
    Investments, futures, options written and swaps ........              --                --         6,780,944           114,103
    Other assets, liabilities and forward contracts
      denominated in foreign currencies ....................              --                --                --                --
                                                                 -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets resulting
   from operations .........................................       2,178,446         3,275,131        17,669,601        12,187,337
                                                                 -----------      ------------      ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income-- Class A ..........................              --                --                --                --
  Net investment income-- Class B ..........................              --                --              (228)               --
  Net investment income-- Class C ..........................              --                --              (394)               --
  Net investment income-- Class Y ..........................              --                --                --                --
  Net investment income-- Class P ..........................      (2,178,103)       (3,275,065)       (8,323,547)      (12,319,000)
  Net realized gains from investment transactions --
    Class P                                                               --                --                --                --
  Paid in capital-- Class P ................................              --                --                --                --
                                                                 -----------      ------------      ------------      ------------
                                                                  (2,178,103)       (3,275,065)       (8,324,169)      (12,319,000)
                                                                 -----------      ------------      ------------      ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares .....................      48,321,534        95,347,054        20,259,366        62,815,799
  Cost of shares repurchased ...............................     (41,532,010)      (80,153,026)      (35,875,270)      (67,554,961)
  Proceeds from dividends reinvested .......................       2,138,732         3,153,036         8,176,925        12,069,998
                                                                 -----------      ------------      ------------      ------------

  Net increase (decrease) in net assets from beneficial
    interest transactions ..................................       8,928,256        18,347,064        (7,438,979)        7,330,836
                                                                 -----------      ------------      ------------      ------------

  Net increase (decrease) in net assets ....................       8,928,599        18,347,130         1,906,453         7,199,173

NET ASSETS:

  Beginning of period ......................................      65,520,757        47,173,627       198,918,021       191,718,848
                                                                 -----------      ------------      ------------      ------------

  End of period ............................................     $74,449,356      $ 65,520,757      $200,824,474      $198,918,021
                                                                 ===========      ============      ============      ============

  Undistributed net investment income ......................     $        --      $         --      $         --      $  1,181,552
                                                                 ===========      ============      ============      ============

                PACE                           PACE                             PACE                            PACE
     INTERMEDIATE FIXED INCOME       STRATEGIC FIXED INCOME           MUNICIPAL FIXED INCOME            GLOBAL FIXED INCOME
             INVESTMENTS                    INVESTMENTS                      INVESTMENTS                     INVESTMENTS
   ----------------------------   -----------------------------    -----------------------------    -----------------------------
    FOR THE                          FOR THE                          FOR THE                          FOR THE
   SIX MONTHS        FOR THE        SIX MONTHS       FOR THE         SIX MONTHS       FOR THE         SIX MONTHS       FOR THE
      ENDED            YEAR            ENDED           YEAR             ENDED           YEAR             ENDED           YEAR
JANUARY 31, 2001       ENDED     JANUARY 31, 2001      ENDED      JANUARY 31, 2001      ENDED      JANUARY 31, 2001      ENDED
   (UNAUDITED)    JULY 31, 2000     (UNAUDITED)    JULY 31, 2000     (UNAUDITED)    JULY 31, 2000     (UNAUDITED)    JULY 31, 2000
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


  $  4,153,417     $  8,210,576    $  7,612,024     $ 13,773,860    $  1,185,674        2,569,474    $  1,961,852     $  4,729,790

      (398,382)      (2,315,802)      4,604,870       (4,705,796)       (161,234)      (1,121,348)        709,409       (2,984,485)
            --               --        (794,560)        (829,229)             --               --      (4,989,554)      (4,448,096)

     4,962,677          387,836       7,267,299        3,289,955       1,508,872         (233,014)      5,090,474       (1,873,645)

            (4)              --         303,616         (139,495)             --               --          52,667         (730,710)
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
     8,717,708        6,282,610      18,993,249       11,389,295       2,533,312        1,215,112       2,824,848       (5,307,146)
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


       (15,730)              --            (162)              --              --               --             (37)              --
           (46)              --              --               --              --               --              --               --
          (324)              --            (316)              --              (7)              --            (320)              --
            --               --              --               --              --               --              (5)              --
    (4,799,978)      (8,211,628)     (8,535,287)     (13,546,286)     (1,395,757)      (2,581,602)     (2,346,848)      (3,785,353)

            --          (35,975)             --               --              --               --              --         (781,420)
            --               --              --               --              --               --              --         (586,535)
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
    (4,816,078)      (8,247,603)     (8,535,765)     (13,546,286)     (1,395,764)      (2,581,602)     (2,347,210)      (5,153,308)
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    20,734,039       40,293,964      19,468,774       64,108,891       5,905,935       16,187,372      11,999,909       39,653,457
   (29,977,120)     (51,337,322)    (41,754,698)     (62,812,383)    (12,504,574)     (20,370,295)    (16,956,333)     (34,559,600)
     4,711,647        8,067,808       8,446,757       13,393,884       1,344,021        2,484,786       2,308,113        5,054,468
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    (4,531,434)      (2,975,550)    (13,839,167)      14,690,392      (5,254,618)      (1,698,137)     (2,648,311)      10,148,325
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

      (629,804)      (4,940,543)     (3,381,683)      12,533,401      (4,117,070)      (3,064,627)     (2,170,673)        (312,129)



   134,102,359      139,042,902     234,747,725      222,214,324      53,594,281       56,658,908     100,830,982      101,143,111
  ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

  $133,472,555     $134,102,359    $231,366,042     $234,747,725    $ 49,477,211     $ 53,594,281    $ 98,660,309     $100,830,982
  ============     ============    ============     ============    ============     ============    ============     ============

  $         --     $    642,139    $         --     $    475,152    $         --     $    200,660    $         --     $         --
  ============     ============    ============     ============    ============     ============    ============     ============

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

                                                                               PACE                              PACE
                                                                        LARGE COMPANY VALUE              LARGE COMPANY GROWTH
                                                                        EQUITY INVESTMENTS                EQUITY INVESTMENTS
                                                                   -----------------------------     -----------------------------
                                                                      FOR THE                           FOR THE
                                                                    SIX MONTHS        FOR THE         SIX MONTHS        FOR THE
                                                                       ENDED           YEAR              ENDED           YEAR
                                                                 JANUARY 31, 2001      ENDED       JANUARY 31, 2001      ENDED
                                                                    (UNAUDITED)    JULY 31, 2000      (UNAUDITED)    JULY 31, 2000
                                                                   ------------     ------------     ------------     ------------
FROM OPERATIONS:
  Net investment income (loss) ................................    $  1,913,983     $  2,980,537     $   (841,479)    $ (1,753,775)
  Net realized gains (losses) from:
    Investment and futures transactions .......................      (9,145,486)      (4,441,250)       4,566,135       56,955,344
    Foreign currency transactions .............................              --               --               --               --
  Net change in unrealized appreciation/depreciation of:
    Investments, futures and options ..........................      38,788,285      (56,910,128)     (76,513,258)      14,949,193
    Other assets, liabilities and forward contracts
      denominated in foreign currencies .......................              --               --               --               --
                                                                   ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets resulting
    from operations ...........................................      31,556,782      (58,370,841)     (72,788,602)      70,150,762
                                                                   ------------     ------------     ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income-- Class P .............................      (3,348,036)      (2,495,534)              --               --
  Net realized gains from investment
    transactions -- Class P ...................................              --      (30,040,611)     (49,053,172)     (11,567,261)
                                                                   ------------     ------------     ------------     ------------
                                                                     (3,348,036)     (32,536,145)     (49,053,172)     (11,567,261)
                                                                   ------------     ------------     ------------     ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares ........................      64,278,819      147,357,307       69,492,732      135,593,185
  Cost of shares repurchased ..................................     (58,113,340)    (128,553,245)     (48,850,855)    (148,736,983)
  Proceeds from dividends reinvested ..........................       3,303,227       31,932,335       48,373,474       11,378,823
                                                                   ------------     ------------     ------------     ------------

  Net increase (decrease) in net assets from beneficial
    interest transactions .....................................       9,468,706       50,736,397       69,015,351       (1,764,975)
                                                                   ------------     ------------     ------------     ------------

  Contribution to capital from Sub-Adviser ....................              --               --               --               --
                                                                   ------------     ------------     ------------     ------------

  Net increase (decrease) in net assets .......................      37,677,452      (40,170,589)     (52,826,423)      56,818,526

NET ASSETS:
  Beginning of period .........................................     335,294,410      375,464,999      436,806,109      379,987,583
                                                                   ------------     ------------     ------------     ------------

  End of period ...............................................    $372,971,862     $335,294,410     $383,979,686     $436,806,109
                                                                   ============     ============     ============     ============

Undistributed net investment income ...........................    $    282,211     $  1,716,264     $         --     $      1,131
                                                                   ============     ============     ============     ============

                 PACE                           PACE                              PACE                             PACE
      SMALL/MEDIUM COMPANY VALUE     SMALL/MEDIUM COMPANY GROWTH              INTERNATIONAL           INTERNATIONAL EMERGING MARKETS
          EQUITY INVESTMENTS             EQUITY INVESTMENTS                 EQUITY INVESTMENTS               EQUITY INVESTMENTS
  -----------------------------     -----------------------------     -----------------------------     ---------------------------
     FOR THE                           FOR THE                           FOR THE                          FOR THE
   SIX MONTHS        FOR THE         SIX MONTHS        FOR THE         SIX MONTHS        FOR THE        SIX MONTHS        FOR THE
      ENDED           YEAR              ENDED           YEAR              ENDED           YEAR             ENDED           YEAR
JANUARY 31, 2001      ENDED       JANUARY 31, 2001      ENDED       JANUARY 31, 2001      ENDED      JANUARY 31, 2001      ENDED
   (UNAUDITED)    JULY 31, 2000      (UNAUDITED)    JULY 31, 2000      (UNAUDITED)    JULY 31, 2000     (UNAUDITED)    JULY 31, 2000
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------


  $  1,450,157     $  1,518,247     $   (938,300)    $ (2,011,759)    $   (401,521)    $    919,511     $  (179,821)    $   (72,957)

   (14,274,962)       2,717,494       (4,659,642)     128,087,825        6,382,857       16,408,727      (4,180,698)      9,997,594
            --               --               --               --       (4,384,692)        (966,600)     (2,206,611)       (242,500)

    56,735,389      (25,897,124)     (50,305,702)      30,703,199      (30,449,175)      16,466,174      (3,735,795)     (8,406,705)

            --               --               --               --           69,747          (84,984)         99,392         256,660
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------

    43,910,584      (21,661,383)     (55,903,644)     156,779,265      (28,782,784)      32,742,828     (10,203,533)      1,532,092
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------


    (2,609,034)        (832,372)              --               --         (495,129)      (1,491,665)             --        (724,583)

            --       (9,001,354)     (88,042,617)     (33,399,940)     (16,406,728)     (13,070,076)             --              --
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------
    (2,609,034)      (9,833,726)     (88,042,617)     (33,399,940)     (16,901,857)     (14,561,741)             --        (724,583)
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------


    26,298,662       83,666,072       49,189,377       71,190,367       53,851,034       73,257,178      21,307,784      30,492,713
   (52,520,673)     (54,265,656)     (37,825,687)    (173,407,222)     (34,042,499)     (73,965,090)     (9,435,596)    (38,335,487)
     2,587,086        9,712,297       87,139,339       33,003,540       16,604,127       14,268,026              --         716,496
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------


   (23,634,925)      39,112,713       98,503,029      (69,213,315)      36,412,662       13,560,114      11,872,188      (7,126,278)
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------

            --               --               --               --               --          694,257              --              --
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------

    17,666,625        7,617,604      (45,443,232)      54,166,010       (9,271,979)      32,435,458       1,668,655      (6,318,769)


   213,748,869      206,131,265      319,571,471      265,405,461      246,451,958      214,016,500      82,178,513      88,497,282
  ------------     ------------     ------------     ------------     ------------     ------------     -----------     -----------

  $231,415,494     $213,748,869     $274,128,239     $319,571,471     $237,179,979     $246,451,958     $83,847,168     $82,178,513
  ============     ============     ============     ============     ============     ============     ===========     ===========

  $         --     $  1,068,966     $         --     $      1,131     $         --     $    264,006     $        --     $        --
  ============     ============     ============     ============     ============     ============     ===========     ===========

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber PACE Select Advisors Trust (the Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company currently composed of twelve separate investment portfolios and was organized as a Delaware business trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

     The Trust has twelve Portfolios available for investment, each having its own investment objectives and policies: PACE Money Market Investments, PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments (collectively referred to as the Portfolios").

     The Portfolios are diversified with the exception of PACE Intermediate Fixed Income Investments and PACE Global Fixed Income Investments. With the exception of PACE Money Market Investments (which offers Class P shares only), each Portfolio currently offers Class A, Class B, Class C, Class Y and Class P shares. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. The Portfolio's Class P shares currently are available only to participants in the UBS PaineWebber PACE(SM) Programs.

     The Trust incurred costs of approximately $1,138,000 in connection with the organization of the Trust and the registration of its shares. Such costs were deferred and were amortized using the straight-line method over the period of benefit, not to exceed five years, beginning with the commencement of operations of the Trust.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--Each Portfolio (except PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized matrix" systems that derive values based on comparable securities. Securities traded in the over-the- counter (OTC") market and listed on The Nasdaq Stock Market, Inc. (Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. (Mitchell Hutchins"), the manager and administrator of the Portfolios, or by the Portfolio's investment adviser. Mitchell Hutchins is a wholly owned asset management subsidiary of UBS PaineWebber Inc. (UBS PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

less remaining to maturity, unless the board determines that this does not represent fair value. Investments of the PACE Money Market Investments are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

     Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the board.

     REPURCHASE AGREEMENTS--The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio (with the exception of PACE Municipal Fixed Income Investments) occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (ex-date") (except for certain dividends from foreign securities that are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized (with the exception of PACE Global Fixed Income Investments) as adjustments to interest income and the identified cost of investments.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. PACE Global Fixed Income Investments currently does not amortize premiums on fixed income securities. Upon adoption, PACE Global Fixed Income Investments will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, PACE Global Fixed Income Investments has not completed its analysis of the impact of this accounting change.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effects of fluctuations in the market price of investment securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax purposes. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--Certain Portfolios may enter into forward foreign currency exchange contracts (forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios may also engage in cross-hedging by using forward contracts in one currency to hedge fluctuations in the value of securities denominated in a different currency if the applicable sub-adviser anticipates that there is a correlation between the two currencies. Forward contracts may also be used to shift a Portfolio's exposure to foreign currency fluctuations from one country to another.

     The Portfolios have no specific limitation on the percentage of assets which may be committed to such contracts; however, the value of all forward contracts will not exceed the total market value of a Portfolio's total assets. The Portfolios may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the positions being hedged by such contracts or (2) the Portfolios maintain cash or liquid securities in a segregated account in an amount not less than the value of the Portfolio's total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

     Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses by the Portfolios. Realized gains and losses include net gains or losses recognized by the Portfolio on contracts which have matured.

     OPTION WRITING--Certain Portfolios may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

     FUTURES CONTRACTS--Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolios primarily use financial futures contracts for hedging purposes or to manage the average duration of a portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Upon entering into a financial futures contract, a Portfolio is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the initial margin." Subsequent payments, known as variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     REVERSE REPURCHASE AGREEMENTS--The Trust may enter into reverse repurchase agreements with qualified third party broker-dealers as determined by, and under the direction of, the board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the Trust's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     For the six months ended January 31, 2001, the PACE Government Securities Fixed Income Portfolio and the PACE Strategic Fixed Income Portfolio were the only Portfolio's which engaged in reverse repurchase agreements. The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2001 was $14,488,000 and $6,379,000, respectively, at a weighted average interest rate of 5.89% and 6.45%, respectively.

     INTEREST RATE SWAP AGREEMENTS--Certain Portfolios may enter into interest rate swap agreements to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio. Therefore, the Portfolio considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

     The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments.

     For the six months ended January 31, 2001, PACE Strategic Fixed Income Investments was the only Portfolio that had outstanding interest rate swap contracts with the following terms:

                                          RATE TYPE
                              -----------------------------------
 NOTIONAL     TERMINATION     PAYMENTS MADE     PAYMENTS RECEIVED    UNREALIZED
  AMOUNT         DATE          BY THE FUND         BY THE FUND      DEPRECIATION
----------    -----------     -------------     -----------------   ------------
$4,000,000      8/17/05           7.005%              4.903%+        $(218,288)
 1,100,000      8/25/30           5.930               5.344++         (153,144)
                                                                     ---------
                                                                     $(371,432)
                                                                     =========

----------
+  Rate based on LIBOR (USD Interbank Offered Rate).
++ Rate based on LIBOR (GBP Interbank Offered Rate).

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amounts of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CONCENTRATION OF RISK

     Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the PACE Global Fixed Income Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments Portfolios are authorized to invest.

     Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

     The ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

INVESTMENT MANAGER AND ADMINISTRATOR

     The Trust has entered into an Investment Management and Administration Contract (Management Contract") with Mitchell Hutchins. In accordance with the Management Contract, each Portfolio pays Mitchell Hutchins management and administration fees, which are accrued daily and paid monthly, in accordance with the following schedule:

                                                                  ANNUAL RATE
                                                              AS A PERCENTAGE OF
                                                               EACH PORTFOLIO'S
                                                                 AVERAGE DAILY
                         PORTFOLIO                                NET ASSETS
  ----------------------------------------------------------- ------------------
  PACE Money Market Investments .............................       0.35%
  PACE Government Securities Fixed Income Investments .......       0.70%
  PACE Intermediate Fixed Income Investments ................       0.60%
  PACE Strategic Fixed Income Investments ...................       0.70%
  PACE Municipal Fixed Income Investments ...................       0.60%
  PACE Global Fixed Income Investments ......................       0.80%
  PACE Large Company Value Equity Investments ...............       0.80%
  PACE Large Company Growth Equity Investments ..............       0.80%
  PACE Small/Medium Company Value Equity Investments ........       0.80%
  PACE Small/Medium Company Growth Equity Investments .......       0.80%
  PACE International Equity Investments .....................       0.90%
  PACE International Emerging Markets Equity Investments ....       1.10%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Under separate Sub-Advisory Agreements, with the exception of PACE Money Market Investments, Mitchell Hutchins (not the Portfolios) pays each investment adviser a fee from the investment management fee which Mitchell Hutchins receives, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                                ANNUAL RATE
                                                                                                            AS A PERCENTAGE OF
                                                                                                             EACH PORTFOLIO'S
                PORTFOLIO                                          INVESTMENT ADVISER                   AVERAGE DAILY NET ASSETS
------------------------------------------              ---------------------------------------         -------------------------
PACE Government Securities Fixed Income Investments     Pacific Investment Management Company LLC                0.225%

PACE Intermediate Fixed Income Investments              Metropolitan West Asset Management, LLC         0.200% up to $200 million
                                                                                                        0.120% above $200 million

PACE Strategic Fixed Income Investments                 Pacific Investment Management Company LLC                0.250%

PACE Municipal Fixed Income Investments                 Standish, Ayer & Wood, Inc.                      0.200% up to $60 million
                                                                                                         0.150% above $60 million

PACE Global Fixed Income Investments                    Rogge Global Partners plc                                0.250%
                                                        Fischer Francis Trees & Watts, Inc.             0.250% up to $400 million
                                                          (and affiliates)                              0.200% above $400 million

PACE Large Company Value Equity Investments             Institutional Capital Corp.                              0.300%
                                                        Westwood Management Corp.                                0.300%
                                                        State Street Global Advisors                             0.150%

PACE Large Company Growth Equity Investments            Alliance Capital Management L.P.                         0.300%
                                                        State Street Global Advisors                             0.150%

PACE Small/Medium Company Value Equity Investments      ICM Asset Management, Inc.                               0.300%
                                                        Ariel Capital Management, Inc.                           0.300%

PACE Small/Medium Company Growth Equity Investments     Delaware Management Company                              0.400%

PACE International Equity Investments                   Martin Currie Inc.                              0.350% up to $150 million
                                                                                                        0.300% above $150 million
                                                                                                           up to $250 million
                                                                                                        0.250% above $250 million
                                                                                                           up to $350 million
                                                                                                        0.200% above $350 million

PACE International Emerging Markets                     Schroder Investment Management                           0.500%
  Equity Investments                                      North America Inc.

     As of January 31, 2001 the Portfolios owed Mitchell Hutchins for investment management and administration fees as follows:

                                                                    AMOUNTS
                           PORTFOLIO                                 OWED
     -----------------------------------------------------------   --------
     PACE Government Securities Fixed Income Investments .......   $120,972
     PACE Intermediate Fixed Income Investments ................   $ 68,297
     PACE Strategic Fixed Income Investments ...................   $139,570
     PACE Municipal Fixed Income Investments ...................   $ 25,796
     PACE Global Fixed Income Investments ......................   $ 46,792
     PACE Large Company Value Equity Investments ...............   $251,696
     PACE Large Company Growth Equity Investments ..............   $229,268
     PACE Small/Medium Company Value Equity Investments ........   $158,154
     PACE Small/Medium Company Growth Equity Investments .......   $173,104
     PACE International Equity Investments .....................   $170,923
     PACE International Emerging Markets Equity Investments ....   $ 69,450

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mitchell Hutchins agreed to waive all or a portion of its investment management and administration fee and reimburse certain operating expenses for the six months ended January 31, 2001, which will lower the overall expenses of certain Portfolios. Additionally, Mitchell Hutchins waived a portion of its investment management and administration fees in connection with the Portfolio investments of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC.

     For the six months ended January 31, 2001, Mitchell Hutchins had the following expense reimbursements and waivers:

                                                                   WAIVERS
                                                                     AND
                                                                   EXPENSE
                       PORTFOLIO                                REIMBURSEMENTS
     -------------------------------------------------------    --------------
     PACE Money Market Investments .........................       $144,473
     PACE Government Securities Fixed Income Investments ...          1,011
     PACE Intermediate Fixed Income Investments ............          2,548
     PACE Strategic Fixed Income Investments ...............          2,525
     PACE Municipal Fixed Income Investments ...............          4,693
     PACE Global Fixed Income Investments ..................        134,114
     PACE Large Company Value Equity Investments ...........         45,545
     PACE Large Company Growth Equity Investments ..........         41,141
     PACE Small/Medium Company Value Equity Investments ....          2,966
     PACE Small/Medium Company Growth Equity Investments ...          9,397
     PACE International Equity Investments .................          2,245
     PACE International Emerging Markets
       Equity Investments ..................................        119,487


     During the six months ended January 31, 2001, the Portfolios did not pay any brokerage commissions to UBS PaineWebber.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of each Portfolio's shares, and has appointed UBS PaineWebber as dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Portfolios pay Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees (1) at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares for PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments, PACE International Equity Investments, and PACE International Emerging Markets Equity Investments Portfolios and (2) at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively, for PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, and PACE Global Fixed Income Investments Portfolios.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. At January 31, 2001, the Portfolios owed Mitchell Hutchins service and distribution fees, and for the six months ended January 31, 2001, the Portfolios were informed by Mitchell Hutchins that it had earned sales charges as follows:

                                                 SERVICE AND      SALES CHARGES
                                              DISTRIBUTION FEES   EARNED FOR THE
                                                OWED MANAGER      PERIOD ENDED
                                               AT JANUARY 31,      JANUARY 31,
                   PORTFOLIO                        2001              2001
     ---------------------------------------        ----            -------
     PACE Government Securities
       Fixed Income Investments ............        $102            $     0
     PACE Intermediate Fixed
       Income Investments ..................         150                  0
     PACE Strategic Fixed
       Income Investments ..................          28                  2
     PACE Municipal Fixed
       Income Investments ..................           1                  0
     PACE Global Fixed
       Income Investments ..................          35                  0
     PACE Large Company Value
       Equity Investments ..................         299              2,589
     PACE Large Company Growth
       Equity Investments ..................         284              3,735
     PACE Small/Medium Company
       Value Equity Investments ............         217              4,052
     PACE Small/Medium Company
       Growth Equity Investments ...........         321             10,066
     PACE International
       Equity Investments ..................         296                  0
     PACE International Emerging
       Markets Equity Investments ..........          43                  0

SECURITIES LENDING

     Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights. However, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolios receive compensation, which is included in interest income, for lending their securities on interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber, which is the Portfolio's lending agent, received compensation from the Portfolios for the six months ended January 31, 2001 as follows:

                            PORTFOLIO                            COMPENSATION
     ---------------------------------------------------------   ------------
     PACE Government Securities Fixed Income Investments .....      $     3
     PACE Intermediate Fixed Income Investments ..............      $ 7,098
     PACE Strategic Fixed Income Investments .................      $   500
     PACE Global Fixed Income Investments ....................      $ 5,936
     PACE Large Company Value Equity Investments .............      $ 2,876
     PACE Large Company Growth Equity Investments ............      $11,079
     PACE Small/Medium Company Value Equity Investments ......      $ 3,374
     PACE Small/Medium Company Growth Equity Investments .....      $33,797
     PACE International Equity Investments ...................      $ 7,355
     PACE International Emerging Markets Equity Investments ..      $ 1,685

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     For the six months ended January 31, 2001 the Portfolios earned compensation from securities lending transactions net of fees, rebates and expenses as follows:

                            PORTFOLIO                            COMPENSATION
     ---------------------------------------------------------   ------------
     PACE Government Securities Fixed Income Investments .....      $     9
     PACE Intermediate Fixed Income Investments ..............      $20,632
     PACE Strategic Fixed Income Investments .................      $ 1,296
     PACE Global Fixed Income Investments ....................      $17,474
     PACE Large Company Value Equity Investments .............      $ 7,667
     PACE Large Company Growth Equity Investments ............      $31,277
     PACE Small/Medium Company Value Equity Investments ......      $ 9,584
     PACE Small/Medium Company Growth Equity Investments .....      $97,590
     PACE International Equity Investments ...................      $21,171
     PACE International Emerging Markets Equity Investments ..      $ 4,820


     As of January 31, 2001 the Portfolios owed UBS PaineWebber for security lending fees as follows:

                                                                     AMOUNTS
                            PORTFOLIO                                 OWED
     ------------------------------------------------------------    -------
     PACE Intermediate Fixed Income Investments .................    $  563
     PACE Global Fixed Income Investments .......................    $1,604
     PACE Large Company Value Equity Investments ................    $  750
     PACE Large Company Growth Equity Investments ...............    $1,568
     PACE Small/Medium Company Value Equity Investments .........    $  848
     PACE Small/Medium Company Growth Equity Investments ........    $6,283
     PACE International Equity Investments ......................    $1,663
     PACE International Emerging Markets Equity Investments .....    $  550


     As of January 31, 2001 the Portfolios held cash as collateral for market values of securities loaned as follows:

                                              COLLATERAL       MARKET VALUE OF
                                            FOR SECURITIES       SECURITIES
                 PORTFOLIO                       LOANED            LOANED
     ----------------------------------       -----------       -----------
     PACE Intermediate Fixed
       Income Investments .............       $ 9,927,868       $ 9,418,758
     PACE Global Fixed Income
       Investments ....................       $ 2,509,147       $ 2,390,632
     PACE Large Company Value
       Equity Investments .............       $15,077,200       $14,627,859
     PACE Large Company Growth
       Equity Investments .............       $20,548,746       $19,509,768
     PACE Small/Medium Company
       Value Equity Investments .......       $14,662,284       $14,279,397
     PACE Small/Medium Company
       Growth Equity Investments ......       $52,565,015       $45,511,036
     PACE International Equity
       Investments ....................       $ 9,645,004       $ 9,162,856
     PACE International Emerging
       Markets Equity Investments .....       $ 4,963,091       $ 4,640,905

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     As of January 31, 2001 the Portfolios invested the collateral in the following money market funds:

   NUMBER OF
    SHARES                                                             VALUE
     -----                                                         ------------
PACE INTERMEDIATE FIXED INCOME INVESTMENTS:
    31,279   AIM Liquid Assets Portfolio .......................   $     31,279
    25,056   AIM Prime Portfolio ...............................         25,056
 4,599,007   Mitchell Hutchins Private Money Market Fund LLC ...      4,599,007
 3,652,960   Provident Temporary Cash Portfolio ................      3,652,960
 1,619,566   Scudder Institutional Fund ........................      1,619,566
                                                                   ------------
             Total investments of cash collateral for
               securities loaned (cost--$9,927,868) ............   $  9,927,868
                                                                   ============
PACE GLOBAL FIXED INCOME INVESTMENTS:
 1,983,071   Mitchell Hutchins Private Money Market Fund LLC ...   $  1,983,071
   526,076   Scudder Institutional Fund ........................        526,076
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$2,509,147) ........   $  2,509,147
                                                                   ============
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS:
     2,122   AIM Liquid Assets Portfolio .......................   $      2,122
     6,720   AIM Prime Portfolio ...............................          6,720
 9,418,170   Mitchell Hutchins Private Money Market Fund LLC ...      9,418,170
 4,301,741   Provident Temporary Cash Portfolio ................      4,301,741
 1,348,447   Scudder Institutional Fund ........................      1,348,447
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$15,077,200) .......   $ 15,077,200
                                                                   ============
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS:
        93   AIM Liquid Assets Portfolio .......................   $         93
        79   AIM Prime Portfolio ...............................             79
 3,528,762   Mitchell Hutchins Private Money Market Fund LLC ...      3,528,762
 9,370,412   Provident Temporary Cash Portfolio ................      9,370,412
 7,649,400   Scudder Institutional Fund ........................      7,649,400
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$20,548,746) .......   $ 20,548,746
                                                                   ============
PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS:
     5,578   AIM Liquid Assets Portfolio .......................   $      5,578
 5,801,116   Mitchell Hutchins Private Money Market Fund LLC ...      5,801,116
 8,855,590   Provident Temporary Cash Portfolio ................      8,855,590
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$14,662,284) .......   $ 14,662,284
                                                                   ============
PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS:
       883   AIM Prime Portfolio ...............................   $        883
    13,064   AIM Liquid Assets Portfolio .......................         13,064
26,855,446   Mitchell Hutchins Private Money Market Fund LLC ...     26,855,446
14,851,130   Provident Temporary Cash Portfolio ................     14,851,130
10,844,492   Scudder Institutional Fund ........................     10,844,492
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$52,565,015) .......   $ 52,565,015
                                                                   ============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

   NUMBER OF
    SHARES                                                             VALUE
     -----                                                         ------------
PACE INTERNATIONAL EQUITY INVESTMENTS:

    30,201   AIM Liquid Assets Portfolio .......................   $     30,201
     3,006   AIM Prime Portfolio ...............................          3,006
 2,744,357   Mitchell Hutchins Private Money Market Fund LLC ...      2,744,357
 6,653,738   Provident Temporary Cash Portfolio ................      6,653,738
   213,702   Scudder Institutional Fund ........................        213,702
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$9,645,004) ........   $  9,645,004
                                                                   ============
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS:
     9,148   AIM Liquid Assets Portfolio .......................   $      9,148
    49,902   AIM Prime Portfolio ...............................         49,902
 4,904,041   Mitchell Hutchins Private Money Market Fund LLC ...      4,904,041
                                                                   ------------
             Total investments of cash collateral
               for securities loaned (cost--$4,963,091) ........   $  4,963,091
                                                                   ============

BANK LINE OF CREDIT

     Each of the Portfolios, with the exception of PACE Money Market Investments, may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility (Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolios at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolios have agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolios at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended January 31, 2001, PACE Large Company Growth Equity Investments was the only Portfolio to borrow under the Facility. The Portfolio had an amount outstanding under the Facility of $2,000,000 with an interest rate of 6.96% on December 15, 2000. The Portfolio did not borrow under the Facility at any other time for the six months ended January 31, 2001.

WRITTEN OPTION ACTIVITY

     Written option activity for the six months ended January 31, 2001 for PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments was as follows:

                                       PACE GOVERNMENT
                                   SECURITIES FIXED INCOME PACE STRATEGIC FIXED
                                         INVESTMENTS        INCOME INVESTMENTS
                                   ----------------------- --------------------
                                                AMOUNT OF             AMOUNT OF
                                     NUMBER OF  PREMIUMS   NUMBER OF  PREMIUMS
                                      OPTIONS   RECEIVED    OPTIONS   RECEIVED
                                     --------- ---------   --------- ----------
Options outstanding at
  July 31, 2000 .....................    300    $ 84,375     9,850    $ 275,159
Options written .....................      0           0     2,787      369,796
Options terminated in closing
  purchase transactions .............      0           0    (1,979)    (112,597)

Options expired prior to exercise ...   (300)    (84,375)   (8,608)    (240,458)
                                        ----    --------    ------    ---------
Options outstanding at
  January 31, 2001 ..................     --          --     2,050    $ 291,900
                                        ====    ========    ======    =========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENTS IN SECURITIES

     At January 31, 2001, the components of net unrealized appreciation (depreciation) of investments were as follows:

                                                                                              NET
                                                                                           UNREALIZED
                                                               GROSS          GROSS       APPRECIATION
                       PORTFOLIO                           APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------   -----------   ------------    ------------
PACE Government Securities Fixed Income Investments .....   $ 5,606,573   $   (965,313)   $  4,641,260
PACE Intermediate Fixed Income Investments ..............     2,879,820       (523,456)      2,356,364
PACE Strategic Fixed Income Investments .................     6,365,966     (1,440,436)      4,925,530
PACE Municipal Fixed Income Investments .................     1,320,017       (179,072)      1,140,945
PACE Global Fixed Income Investments ....................     2,243,459     (3,138,262)       (894,733)
PACE Large Company Value Equity Investments .............    36,391,865     (6,714,864)     29,677,001
PACE Large Company Growth Equity Investments ............    74,983,304    (19,971,784)     55,011,520
PACE Small/Medium Company Value Equity Investments ......    43,812,764     (3,732,797)     40,079,967
PACE Small/Medium Company Growth Equity Investments .....    82,141,576    (18,387,744)     63,753,832
PACE International Equity Investments ...................    22,617,075    (13,335,768)      9,278,307
PACE International Emerging Markets Equity Investments ..     8,074,957     (8,467,696)       (392,739)

     For U.S. federal income tax purposes, the cost of securities owned at January 31, 2001 was substantially the same as the cost of securities for financial statement purposes.

     For the six months ended January 31, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                     PORTFOLIO                                 PURCHASES          SALES
---------------------------------------------------------   --------------   --------------
PACE Government Securities Fixed Income Investments .....   $1,270,927,512   $1,189,561,939
PACE Intermediate Fixed Income Investments ..............   $   46,603,931   $   45,355,772
PACE Strategic Fixed Income Investments .................   $  841,443,385   $  763,270,255
PACE Municipal Fixed Income Investments .................   $   14,855,887   $   21,266,903
PACE Global Fixed Income Investments ....................   $  180,151,458   $  185,974,921
PACE Large Company Value Equity Investments .............   $  502,776,757   $  496,536,384
PACE Large Company Growth Equity Investments ............   $  473,707,342   $  460,455,935
PACE Small/Medium Company Value Equity Investments ......   $  134,690,893   $  169,886,224
PACE Small/Medium Company Growth Equity Investments .....   $   88,776,581   $   89,297,862
PACE International Equity Investments ...................   $   83,292,940   $   68,870,386
PACE International Emerging Markets Equity Investments ..   $   48,039,390   $   38,367,243


FEDERAL TAX STATUS

Each of the Portfolios intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

     At July 31, 2000, PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investment, PACE Global Fixed Income

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

investments and PACE International Emerging Markets Equity Investments had net capital loss carryforwards of $3,236,735, $1,704,933, $7,758,393, $283,909,
$1,235,105 and $16,232, respectively. These carryforward losses are available to reduce future net capital gains to the extent provided in the regulations and will expire between July 31, 2007 and July 31, 2008. To the extent that such losses are used to offset future capital gains, the gains so offset will not be distributed to shareholders.

     In accordance with U.S. Treasury regulations, the following Portfolios have elected to defer realized capital losses and foreign currency losses arising after October 31, 1999. Such losses are treated for tax purposes as arising on August 1, 2000:

                                                                       FOREIGN
                                                          CAPITAL      CURRENCY
                    PORTFOLIO                              LOSSES       LOSSES
----------------------------------------------------    -----------   ----------
PACE Government Securities Fixed
Income Investments ..................................   $   262,707           --
PACE Intermediate Fixed Income Investments ..........     1,144,008           --
PACE Strategic Fixed Income Investments .............     3,230,806   $  953,305
PACE Municipal Fixed Income Investments .............     1,079,383           --
PACE Global Fixed Income Investments ................     1,652,908    5,204,347
PACE Large Company Value Equity Investments .........    10,795,193           --
PACE Small/Medium Company Value Equity Investments ..     1,341,159           --
PACE International Emerging Markets
Equity Investments ..................................            --      135,338


MONEY MARKET FUND BOND

     PACE Money Market Investments has an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Portfolio for First Tier Securities and 50 basis points (0.50%) of the total assets of the Portfolio for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Portfolio would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended January 31, 2001, PACE Money Market Investments did not use this insurance bond.

CAPITAL CONTRIBUTIONS FROM SUB-ADVISER

     On January 31, 2000, PACE International Equity Investments recorded a capital contribution from Martin Currie Inc., the Portfolio's Sub-Adviser, in the amount of $694,257. This amount was paid by the Sub-Adviser in connection with unrealized appreciation on investments related to a corporate action.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios were as follows:

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS B(b)            CLASS C(c)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............     71,372      $ 900,000      1,581     $19,713     3,363     $41,677      1,565,391      $ 19,297,976

Shares repurchased ........    (71,372)      (896,432)        --          --        --          --     (2,822,238)      (34,978,838)
Dividends reinvested ......         --             --         18         228        32         394        663,654         8,176,303
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase (decrease) ...         --      $   3,568      1,599     $19,941     3,395     $42,071       (593,193)     $ (7,504,559)
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............  5,225,679      $ 62,815,799
Shares repurchased ........ (5,620,351)      (67,554,961)
Dividends reinvested ......  1,003,705        12,069,998
                            ----------      ------------
Net increase ..............    609,033      $  7,330,836
                            ==========      ============

(a) For the period January 18, 2001 (commencement of issuance) through January 31, 2001.

(b) For the period December 18, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period December 4, 2000 (commencement of issuance) through January 31, 2001.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS B(b)            CLASS C(c)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............    586,950      $7,094,073       416     $ 5,000     10,235    $123,351     1,128,549      $ 13,511,615

Shares repurchased ........    (586,950)    (7,100,522)       --          --     (4,436)   (53,653)    (1,903,013)      (22,822,945)
Dividends reinvested ......         --             --         --          --        27         324        394,439         4,711,323
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase (decrease) ...         --      $  (6,449)       416     $ 5,000     5,826     $70,022       (380,025)     $ (4,600,007)
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   3,406,841     $ 40,293,964
Shares repurchased ........  (4,351,976)     (51,337,322)
Dividends reinvested ......     683,852        8,067,808
                             ----------     ------------
Net decrease ..............    (261,283)    $ (2,975,550)
                             ==========     ============

(a) For the period December 13, 2000 (commencement of issuance) through January 31, 2001.
(b) For the period December 14, 2000 (commencement of issuance) through January 31, 2001.
(c) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

PACE STRATEGIC FIXED INCOME INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS B(b)            CLASS C(c)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............      2,863      $  36,170        102     $ 1,311     3,214     $40,263      1,562,465      $ 19,391,030
Shares repurchased ........     (1,264)       (16,023)      (102)     (1,297)       --          --     (3,341,690)      (41,737,378)
Dividends reinvested ......         13            162         --          --        25         315        681,063         8,446,280
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase (decrease) ...      1,612      $  20,309         --     $    14     3,239     $40,578     (1,098,162)     $(13,900,068)
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   5,274,527     $ 64,108,891
Shares repurchased ........  (5,165,373)     (62,812,383)
Dividends reinvested ......   1,101,655       13,393,884
                             ----------     ------------
Net increase ..............   1,210,809     $ 14,690,392
                             ==========     ============

(a) For the period December 11, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 29, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

PACE MUNICIPAL FIXED INCOME INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS B(b)            CLASS C(b)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............         80      $   1,000        244     $ 3,000        82     $ 1,000        479,474      $  5,900,935
Shares repurchased ........         --             --       (244)     (3,005)       --          --     (1,014,302)      (12,501,569)
Dividends reinvested ......         --             --         --          --         1           7        109,844         1,344,014
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase (decrease) ...         80       $1,000           --     $    (5)       83     $ 1,007       (424,984)     $ (5,256,620)
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   1,343,384     $ 16,187,372
Shares repurchased ........  (1,693,153)     (20,370,295)
Dividends reinvested ......     206,211        2,484,786
                             ----------     ------------
Net decrease ..............    (143,558)    $ (1,698,137)
                             ==========     ============

(a) For the period January 23, 2001 (commencement of issuance) through January 31, 2001.

(b) For the period December 4, 2000 (commencement of issuance) through January 31, 2001.

PACE GLOBAL FIXED INCOME INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS C(b)            CLASS Y(c)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............      1,054      $  11,229      5,094     $53,602       130     $ 1,400      1,134,607      $ 11,933,678
Shares repurchased ........       (448)        (4,829)        --          --        --          --     (1,610,114)      (16,951,504)
Dividends reinvested ......          4             37         30         320         1           5        221,234         2,307,751
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase (decrease) ...        610      $   6,437      5,124     $53,922       131     $ 1,405       (254,273)     $ (2,710,075)
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   3,522,223     $ 39,653,457
Shares repurchased ........  (3,085,947)     (34,559,600)
Dividends reinvested ......     450,430        5,054,468
                             ----------     ------------
Net increase ..............     886,706     $ 10,148,325
                             ==========     ============

(a) For the period December 11, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period January 16, 2001 (commencement of issuance) through January 31, 2001.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                CLASS A(a)          CLASS B(a)        CLASS C(a)           CLASS Y(b)             CLASS P
                          -------------------   ----------------  -------------------   ----------------  -------------------------
                          SHARES      AMOUNT    SHARES   AMOUNT    SHARES    AMOUNT      SHARES   AMOUNT    SHARES        AMOUNT
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Shares sold ............   10,722   $ 184,705   13,339  $229,536   12,574   $ 216,637       860  $14,832   3,712,420   $ 63,633,109
Shares repurchased .....     (864)    (15,007)      --        --      (20)       (351)       --       --  (3,390,561)   (58,097,982)
Dividends reinvested ...       --          --       --        --       --          --        --       --     196,972      3,303,227
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Net increase ...........    9,858   $ 169,698   13,339  $229,536   12,554   $ 216,286       860  $14,832     518,831   $  8,838,354
                          =======   =========   ======  ========  =======   =========   =======  =======  ==========   ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   8,384,382     $147,357,307
Shares repurchased ........  (7,492,649)    (128,553,245)
Dividends reinvested ......   1,856,529       31,932,335
                             ----------     ------------
Net increase ..............   2,748,262     $ 50,736,397
                             ==========     ============

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period January 19, 2001 (commencement of issuance) through January 31, 2001.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS B(a)            CLASS C(a)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............     11,577      $ 249,100      10,295    $215,074    9,026     $191,033     2,908,317      $ 68,837,525
Shares repurchased ........         --             --       (369)     (7,000)     (369)     (7,299)    (1,974,566)      (48,836,556)
Dividends reinvested ......         --             --         --          --        --          --      2,300,213        48,373,474
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase ..............     11,577      $ 249,100      9,926     $208,074    8,657     $183,734     3,233,964      $ 68,374,443
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   4,839,099     $135,593,185
Shares repurchased ........  (5,209,986)    (148,736,983)
Dividends reinvested ......     395,237       11,378,823
                             ----------     ------------
Net increase (decrease) ...      24,350     $ (1,764,975)
                             ==========     ============

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                CLASS A(a)          CLASS B(b)        CLASS C(a)           CLASS Y(c)             CLASS P
                          -------------------   ----------------  -------------------   ----------------  -------------------------
                          SHARES      AMOUNT    SHARES   AMOUNT    SHARES    AMOUNT      SHARES   AMOUNT    SHARES        AMOUNT
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Shares sold ............   11,982   $ 178,155    8,820  $132,833   14,226   $ 208,982     2,160  $32,825   1,821,729   $ 25,745,867
Shares repurchased .....   (1,133)    (16,574)      --        --   (1,016)    (15,326)       --       --  (3,602,275)   (52,488,773)
Dividends reinvested ...       --          --       --        --       --          --        --       --     186,658      2,587,086
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Net increase (decrease)    10,849   $ 161,581    8,820  $132,833   13,210   $ 193,656     2,160  $32,825  (1,593,888)  $(24,155,820)
                          =======   =========   ======  ========  =======   =========   =======  =======  ==========   ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   6,289,247     $ 83,666,072
Shares repurchased ........  (4,082,962)     (54,265,656)
Dividends reinvested ......     743,098        9,712,297
                             ----------     ------------
Net increase ..............   2,949,383     $ 39,112,713
                             ==========     ============

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period November 28, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period December 20, 2000 (commencement of issuance) through January 31, 2001.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                CLASS A(a)          CLASS B(a)        CLASS C(a)           CLASS Y(a)             CLASS P
                          -------------------   ----------------  -------------------   ----------------  -------------------------
                          SHARES      AMOUNT    SHARES   AMOUNT    SHARES    AMOUNT      SHARES   AMOUNT    SHARES        AMOUNT
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Shares sold ............   26,752   $ 437,329   11,174  $179,063   16,314   $ 264,428     3,100  $50,000   2,472,069   $ 48,258,557
Shares repurchased .....   (1,088)    (17,646)    (477)   (7,000)    (501)     (7,409)   (3,100) (51,643) (1,706,886)   (37,741,989)
Dividends reinvested ...       --          --       --        --       --          --        --       --   5,449,615     87,139,339
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Net increase ...........   25,664   $ 419,683   10,697  $172,063   15,813   $ 257,019        --  $(1,643)  6,214,798   $ 97,655,907
                          =======   =========   ======  ========  =======   =========   =======  =======  ==========   ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   2,700,975     $ 71,190,367
Shares repurchased ........  (6,287,182)    (173,407,222)

Dividends reinvested ......   1,273,777       33,003,540
                             ----------     ------------
Net decrease ..............  (2,312,430)    $(69,213,315)
                             ==========     ============

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

PACE INTERNATIONAL EQUITY INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                CLASS A(a)          CLASS B(a)        CLASS C(a)           CLASS Y(b)             CLASS P
                          -------------------   ----------------  -------------------   ----------------  -------------------------
                          SHARES      AMOUNT    SHARES   AMOUNT    SHARES    AMOUNT      SHARES   AMOUNT    SHARES        AMOUNT
                          -------   ---------   ------  --------  -------   ---------   -------  -------  ----------   ------------
Shares sold ............  668,769  $10,038,213   5,326  $ 80,053   11,861   $ 180,635     2,172  $32,617   2,689,406   $ 43,519,516
Shares repurchased ..... (470,108)  (7,092,913)   (333)   (5,000)    (334)     (5,027)       --       --  (1,636,802)   (26,939,559)
Dividends reinvested ...       --           --      --        --       --          --        --       --   1,099,611     16,604,127
                          -------   ----------  ------  --------  -------   ---------   -------  -------  ----------   ------------
Net increase ...........  198,661  $ 2,945,300   4,993  $ 75,053   11,527   $ 175,608     2,172  $32,617   2,152,215   $ 33,184,084
                          =======  ===========  ======  ========  =======   =========   =======  =======  ==========   ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   3,850,099     $ 73,257,178
Shares repurchased ........  (3,823,316)     (73,965,090)
Dividends reinvested ......     722,799       14,268,026
                             ----------     ------------
Net increase ..............     749,582     $ 13,560,114
                             ==========     ============

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period January 17, 2001 (commencement of issuance) through January 31, 2001.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                      CLASS A(a)              CLASS B(b)            CLASS C(c)                   CLASS P
                               ----------------------     ------------------    ------------------     ----------------------------
                               SHARES         AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT       SHARES           AMOUNT
                               -------      ---------     ------     -------    ------     -------     ----------      ------------
Shares sold ...............      2,151      $  20,254      3,432     $32,833     2,966     $28,214      2,076,835      $ 21,226,483
Shares repurchased ........       (941)        (8,694)        --          --        --          --       (907,836)       (9,426,902)
                               -------      ---------      -----     -------     -----     -------     ----------      ------------
Net increase ..............      1,210      $  11,560      3,432     $32,833     2,966     $28,214      1,168,999      $ 11,799,581
                               =======      =========      =====     =======     =====     =======     ==========      ============

FOR THE YEAR ENDED JULY 31, 2000

                                       CLASS P
                            ----------------------------
                              SHARES           AMOUNT
                            ----------      ------------
Shares sold ...............   2,298,222     $ 30,492,713
Shares repurchased ........  (2,822,474)     (38,335,487)
Dividends reinvested ......      51,436          716,496
                             ----------     ------------
Net decrease ..............    (472,816)    $ (7,126,278)
                             ==========     ============

(a) For the period December 11, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 22, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SUBSEQUENT EVENTS

   Subsequent to January 31, 2001, the Portfolios acquired all of the assets and assumed all of the stated liabilities of the PaineWebber funds described in the table that follows. The acquisitions were accomplished by a tax-free exchange of shares of the Portfolios for shares of the indicated PaineWebber funds outstanding on the reorganization dates. Each PaineWebber fund's net assets as of that date, including net unrealized appreciation (depreciation) of investments, were combined with those of the indicated Portfolio. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange.

                                                          PAINEWEBBER      PACE                             NET REALIZED
REORGANIZATION                                            FUND SHARES     SHARES                            APPRECIATION
    DATE           FUND ACQUIRED                           EXCHANGED      ISSUED          NET ASSETS       (DEPRECIATION)
------------        -------------                         -----------    ---------        ---------      ------------------
PACE INTERMEDIATE FIXED INCOME INVESTMENTS

  02/02/01     PaineWebber Investment
                 Grade Income Fund                                                       $206,174,644           $861,533

                               Class A                      17,155,704    13,572,291
                               Class B                       1,732,178     1,368,906
                               Class C                       2,168,966     1,714,190
                               Class Y                         381,198       301,552

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
  02/02/01     PaineWebber U.S.
                  Government Income Fund                                                  233,931,971          4,208,613
                               Class A                      22,425,909    15,829,918
                               Class B                         832,788       587,944
                               Class C                       1,708,194     1,204,352
                               Class Y                       1,232,152       868,779

               PaineWebber Low
                 Duration U.S. Government
                 Income Fund                                                              194,015,282          2,556,782
                               Class A                      60,758,876    11,342,701
                               Class B                       1,727,315       321,812
                               Class C                      19,370,621     3,613,449
                               Class Y                         307,686        57,547

PACE STRATEGIC FIXED INCOME INVESTMENTS

  02/02/01     PaineWebber Strategic
                 Income Fund                                                               66,851,983         (1,874,246)
                               Class A                       4,074,838     2,469,404
                               Class B                       2,175,519     1,317,030
                               Class C                       2,319,738     1,404,172
                               Class Y                          71,310        43,193

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

  02/09/01     PaineWebber Asia Pacific
                 Growth Fund                                                               22,082,657            220,621
                               Class A                         890,101       832,708
                               Class B                       1,033,747       939,051
                               Class C                         464,369       422,391
                               Class Y                          15,436        14,446

               PaineWebber Emerging
                 Markets Equity Fund                                                        5,181,880           (247,866)
                               Class A                         368,346       281,577
                               Class B                          85,134        62,525
                               Class C                         169,219       123,010
                               Class Y                          65,944        51,150

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                          PAINEWEBBER      PACE                             NET REALIZED
REORGANIZATION                                            FUND SHARES     SHARES                            APPRECIATION
    DATE           FUND ACQUIRED                           EXCHANGED      ISSUED          NET ASSETS       (DEPRECIATION)
------------        -------------                         -----------    ---------        ---------      ------------------
PACE GLOBAL FIXED INCOME INVESTMENTS
  02/09/01     PaineWebber Global
                 Income Fund                                                             $243,102,617        $(3,430,141)
                               Class A                      22,944,195    20,331,222
                               Class B                         423,280       372,848
                               Class C                       1,630,174     1,443,639
                               Class Y                         628,454       556,432

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

  02/09/01     PaineWebber Small Cap Fund                                                  72,542,317         11,891,013
                               Class A                       3,383,468     2,833,522
                               Class B                         945,304       729,945
                               Class C                       1,085,028       838,349
                               Class Y                         118,511       100,651

PACE INTERNATIONAL EQUITY INVESTMENTS

  02/16/01     PaineWebber Global
                 Equity Fund                                                              235,594,979        (12,067,133)
                               Class A                      16,938,543    13,194,385
                               Class B                         584,019       408,808
                               Class C                       1,707,562     1,198,216
                               Class Y                       1,917,607     1,552,287

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

  02/16/01     PaineWebber Mid Cap Fund                                                     146,300,173       17,218,816
                               Class A                      11,657,967     7,125,090
                               Class B                       2,647,419     1,580,529
                               Class C                       2,035,950     1,067,737
                               Class Y                          42,157        25,993


PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
  02/23/01     PaineWebber Growth &
                 Income Fund                                                                704,160,365       18,581,843
                               Class A                      21,534,521    27,184,960
                               Class B                       6,099,624     7,487,923
                               Class C                       3,458,770     4,259,634
                               Class Y                       1,582,514     2,008,036

               PaineWebber Tax-Managed
                 Equity Fund                                                                35,242,900        1,895,069
                               Class A                         780,203       581,433
                               Class B                       1,366,491     1,004,132
                               Class C                         622,616       457,565
                               Class Y                           7,976         5,923

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                          PAINEWEBBER      PACE
REORGANIZATION                                            FUND SHARES     SHARES                           NET REALIZED
    DATE           FUND ACQUIRED                           EXCHANGED      ISSUED          NET ASSETS       APPRECIATION
------------        -------------                         -----------    ---------        ---------      ------------------
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

  02/23/01     PaineWebber Growth Fund                                                   $340,957,666         $2,577,034
                               Class A                      14,789,093    13,496,005
                               Class B                       2,703,076     2,082,667
                               Class C                       1,963,861     1,544,375
                               Class Y                       1,814,515     1,753,537

PACE MUNICIPAL FIXED INCOME INVESTMENTS

  02/23/01     PaineWebber National
                 Tax-Free Income Fund                                                     236,198,303          7,293,877
                               Class A                      16,676,854    14,949,505
                               Class B                       1,465,481     1,313,324
                               Class C                       3,032,972     2,718,677
                               Class Y                          37,432        33,568

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                         PACE
                                                                               MONEY MARKET INVESTMENTS
                                                         -------------------------------------------------------------------
                                                              FOR THE
                                                         SIX MONTHS ENDED     FOR THE YEARS ENDED JULY 31,    FOR THE PERIOD
                                                         JANUARY 31, 2001 -----------------------------------     ENDED
                                                            (UNAUDITED)    2000      1999      1998      1997  JULY 31, 1996+
                                                              ------      ------    ------     -----     -----     -----
Net asset value, beginning of period .................          $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
                                                                -----      -----     -----     -----     -----     -----
Net investment income ................................           0.03       0.05      0.05      0.05      0.05      0.05
                                                                -----      -----     -----     -----     -----     -----
Dividends from net investment income .................          (0.03)     (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                                                                -----      -----     -----     -----     -----     -----
Net asset value, end of period .......................          $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
                                                                =====      =====     =====     =====     =====     =====
Total investment return (1) ..........................           3.12%      5.53%     4.85%     5.32%     5.13%     4.75%
                                                                =====      =====     =====     =====     =====     =====

Net assets, end of period (000's) ....................        $74,449    $65,521   $47,174   $25,493   $16,070   $10,221
Expenses to average net assets, net of fee waivers and
  expense reimbursements .............................           0.50%*     0.50%     0.50%     0.50%     0.50%     0.50%*
Expenses to average net assets, before fee waivers and
  expense reimbursements .............................           0.90%*     0.95%     1.07%     1.20%     1.89%     2.40%*
Net investment income to average net assets, net
of fee waivers and
  expense reimbursements .............................           6.10%*     5.46%     4.70%     5.20%     5.04%     4.93%*
Net investment income to average net assets,
  before fee waivers and
  expense reimbursements .............................           5.70%*     5.01%     4.13%     4.50%     3.65%    3.03%*


--------------

+ For the period August 24, 1995 (commencement of operations) through July 31, 1996.

*    Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if this fee was included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                        PACE
                                                                    GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                    ----------------------------------------------------------------------------------------------

                                     CLASS B    CLASS C                                     CLASS P
                                    ---------  --------     ----------------------------------------------------------------------
                                     FOR THE    FOR THE      FOR THE
                                      PERIOD     PERIOD     SIX MONTHS
                                       ENDED      ENDED       ENDED
                                    JANUARY 31, JANUARY 31, JANUARY 31,          FOR THE YEARS ENDED JULY 31,       FOR THE PERIOD
                                      2001(a)    2001(b)        2001      --------------------------------------        ENDED
                                    (UNAUDITED)(UNAUDITED)  (UNAUDITED)    2000        1999      1998     1997     JULY 31, 1996(c)
                                      ------     -------      -------     ------      ------    ------   -------      -------
Net asset value, beginning
 of period .....................      $12.47    $12.33        $12.09      $12.10      $12.59    $12.61   $12.07        $12.00
                                      ------    ------        ------      ------      ------    ------   ------        ------
Net investment income .........         0.08      0.12          0.44        0.73        0.68      0.72     0.64          0.49
Net realized and unrealized
 gains (losses) from
 investments, options and
 futures .......................        0.24      0.34          0.63        0.01       (0.43)     0.18     0.58          0.03
                                      ------    ------        ------      ------      ------    ------   ------        ------
Net increase from
 investment operations .........        0.32      0.46          1.07        0.74        0.25      0.90     1.22          0.52
                                      ------    ------        ------      ------      ------    ------   ------        ------
Dividends from net
 investment income .............       (0.14)    (0.14)        (0.51)      (0.75)      (0.71)    (0.72)   (0.63)        (0.44)
Distributions from net
 realized gains from
 investments ...................         --         --           --          --        (0.03)    (0.20)   (0.05)        (0.01)
                                      ------    ------        ------      ------      ------    ------   ------        ------
Total dividends and
 distributions .................       (0.14)    (0.14)        (0.51)      (0.75)      (0.74)    (0.92)   (0.68)        (0.45)
                                      ------    ------        ------      ------      ------    ------   ------        ------
Net asset value, end of
 period.........................      $12.65    $12.65        $12.65      $12.09      $12.10    $12.59   $12.61         12.07
                                      ======    ======        ======      ======      ======    ======   ======        ======
Total investment return (1) ...         2.62%     3.76%         9.03%       6.36%       2.02%     7.39%   10.42%         4.35%
                                      ======    ======        ======      ======      ======    ======   ======        ======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) .......................         $20       $43      $200,761     198,918    $191,719  $162,119 $101,606       $58,752
Expenses to average net
 assets, net of fee waivers and
 expense reimbursements ........        1.91%++*   1.65%+++*    0.88%+*     0.87%+     0.87%+     0.85%    1.57%+        0.85%*
Expenses to average net assets,
 before fee waivers and
 expense reimbursements ........        1.92%++*  1.66%+++*     0.89%+*     0.91%+      0.93%+    0.95%    1.70%+        1.15%*
Net investment income to
 average net assets, net of fee
 waivers and expense
 reimbursements ................        5.37%++*  5.63%+++*     6.97%+*     6.12%+      5.49%+    5.90%    5.44%+        5.09%*
Net investment income to
 average net assets, before
 fee waivers and expense
 reimbursements ...............         5.36%++*  5.62%+++*     6.96%+*     6.08%+      5.43%+    5.80%    5.31%+        4.79%*
Portfolio turnover ............          339%      339%          339%        585%        418%      353%     712%          978%

-----------
* Annualized. a + Includes 0.03%, 0.02%, 0.01%, and 0.72% of interest expense related to the reverse repurchase agreements during the periods ended January 31, 2001, July 31, 2000, July 31, 1999, and July 31, 1997,
     respectively.

++ Includes 0.15% of interest expense related to the reverse repurchase agreement during the period ended January 31, 2001.

+++ Includes 0.12% of interest expense related to the reverse repurchase agreement during the period ended January 31, 2001.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each peiod reported. The figures do not include any applicable sales charge or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period December 18, 2000 (commencement of issuance) through January 31, 2001.

(b) (b) For the period December 4, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                        PACE
                                                                    INTERMEDIATE FIXED INCOME INVESTMENTS
                                    ----------------------------------------------------------------------------------------------

                                     CLASS B    CLASS C                                     CLASS P
                                    ---------  --------     ----------------------------------------------------------------------
                                     FOR THE    FOR THE      FOR THE
                                      PERIOD     PERIOD     SIX MONTHS
                                       ENDED      ENDED       ENDED
                                    JANUARY 31, JANUARY 31, JANUARY 31,          FOR THE YEARS ENDED JULY 31,       FOR THE PERIOD
                                      2001(a)    2001(b)        2001      --------------------------------------        ENDED
                                    (UNAUDITED)#(UNAUDITED)# (UNAUDITED)#  2000        1999      1998     1997     JULY 31, 1996(C)
                                      ------     -------      -------     ------      ------    ------   -------      -------
Net asset value, beginning
 of period ......................     $12.03       $11.92     $11.82     $ 11.98     $12.35    $12.23     $11.95      $ 12.00
                                      ------       ------     ------     -------     ------    ------     ------      -------
Net investment income ...........       0.11         0.12       0.43        0.70       0.63      0.67       0.66         0.53
Net realized and unrealized
 gains (losses) from
 investments and
 foreign currency ...............       0.14         0.25       0.34       (0.16)     (0.28)     0.09       0.28        (0.09)
                                      ------       ------     ------     -------     ------    ------     ------      -------
Net increase from
investment operations ...........       0.25         0.37       0.77        0.54       0.35      0.76       0.94         0.44
                                      ------       ------     ------     -------     ------    ------     ------      -------
Dividends from net
 investment income ..............      (0.11)       (0.12)     (0.43)      (0.70)     (0.64)    (0.64)     (0.66)       (0.48)
Distributions from net
 realized gains from
  investments....................        --            --        --        0.00+      (0.08)       --        --         (0.01)
                                      ------       ------     ------     -------     ------    ------     ------      -------
Total dividends and
distributions ...................      (0.11)       (0.12)     (0.43)      (0.70)     (0.72)    (0.64)     (0.66)       (0.49)
                                      ------       ------     ------     -------     ------    ------     ------      -------
Net asset value, end of
 period..........................     $12.17       $12.17     $12.16     $ 11.82     $11.98   $ 12.35    $ 12.23      $ 11.95
                                      ======       ======     ======     =======     ======   =======    =======      =======
Total investment return (1)             2.10%        3.09%      6.63%       4.74%      2.81%     6.41%      8.14%        3.59%
                                      ======       ======     ======     =======     ======   =======    =======      =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) ........................    $ 5           $71      $133,397    $134,102   $139,043   $99,690    $66,751      $41,273
Expenses to average net
 assets, net of fee waivers and
 expense reimbursements..........      1.81%*        1.55%*     0.78%*      0.78%      0.80%     0.84%      0.85%        0.85%*
Expenses to average net
 assets, before fee waivers and
 expense reimbursements..........      1.81%*        1.55%*     0.78%*      0.79%      0.80%     0.84%      0.99%        1.23%*
Net investment income
 to average net assets, net
 of fee waivers and expense
 reimbursements .................     4.86%*         5.12%*     6.12%*      5.95%      5.26%     5.60%      5.70%        5.56%*
Net investment income to
 average net assets, before
 fee waivers and expense
 reimbursements .................     4.86%*         5.12%*     6.12%*      5.94%      5.26%     5.60%      5.56%        5.18%*
Portfolio turnover ...............      35%            35%        35%         88%        89%      111%        67%          36%


--------------
+    The Portfolio made a distribution of less than ($0.005) during the period.

*    Annualized.

# Investment advisory functions for this portfolio were transferred from Pacific Income Advisors, Inc. to Metropolitan West Asset Management, LLC on October 10, 2000.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charge or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period December 14, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                   PACE
                                                                    STRATEGIC FIXED INCOME INVESTMENTS
                                    ----------------------------------------------------------------------------------------------

                                     CLASS B    CLASS C                                     CLASS P
                                    ---------  --------     ----------------------------------------------------------------------
                                     FOR THE     FOR THE      FOR THE
                                      PERIOD      PERIOD     SIX MONTHS
                                       ENDED       ENDED        ENDED
                                    JANUARY 31,  JANUARY 31,  JANUARY 31,          FOR THE YEARS ENDED JULY 31,     FOR THE PERIOD
                                      2001(a)     2001(b)        2001      --------------------------------------        ENDED
                                    (UNAUDITED) (UNAUDITED)  (UNAUDITED)   2000        1999      1998     1997     JULY 31, 1996(c)
                                     ---------   ---------    ---------    -----      ------    ------   -------   ----------------
Net asset value, beginning
 of period ......................    $ 12.53       $12.43      $12.21    $ 12.33     $13.32    $ 13.04  $ 12.44      $  12.00
                                     -------       ------      ------    -------     ------    -------  -------      --------
Net investment income ............      0.12         0.10        0.40       0.73       0.69       0.69     0.67          0.59
Net realized and unrealized
 gains (losses) from
 investments, futures, swaps,
 options and foreign currency           0.24         0.35        0.60      (0.13)     (0.64)      0.40     0.70          0.38
                                     -------       ------      ------    -------     ------    -------  -------      --------
Net increase from
 investment operations ...........      0.36         0.45        1.00       0.60       0.05       1.09     1.37          0.97
                                     -------       ------      ------    -------     ------    -------  -------      --------
Dividends from net investment
 income ..........................     (0.13)       (0.12)      (0.45)     (0.72)     (0.70)     (0.69)   (0.67)        (0.52)
Distributions from net realized
 gains from investments ..........        --           --          --         --      (0.34)     (0.12)   (0.10)        (0.01)
                                     -------       ------      ------    -------     ------    -------  -------      --------
Total dividends and
 distributions ...................     (0.13)       (0.12)      (0.45)     (0.72)     (1.04)     (0.81)   (0.77)        (0.53)
                                     -------       ------      ------    -------     ------    -------  -------      --------
Net asset value, end of period....   $ 12.76       $12.76      $12.76     $12.21    $ 12.33     $13.32   $ 13.04      $ 12.44
                                     =======       ======      ======     ======    =======     ======   =======      =======
Total investment return (1).......      2.88%        3.61%       8.33%      5.08%      0.21%      8.66%    11.35%        8.15%
                                     =======       ======      ======     ======    =======     ======   =======      =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) .........................   $ 21          $41       $231,304   $234,748   $222,214   $126,880   $75,174      $42,550
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..................      1.23%++*    1.74%+++*    0.97%+*    0.85%*     0.88%+    0.85%      0.85%        0.85%*
Expenses to average net
 assets, before fee waivers
 and expense
 reimbursements...................      1.24%++*    1.75%+++*    0.98%+*    0.89%      0.92%+    0.94%      1.10%        1.40%*
Net investment income
 to average net assets, net
 of fee waivers and expense
 reimbursements ..................      5.66%++*     5.15+++*    6.30%+*    6.04%      5.51%+    5.49%      5.69%        5.85%*
Net investment income to
 average net assets, before
 fee waivers and expense
 reimbursements ..................      5.65%++*     5.14%+++*   6.29%+*    6.00%       5.47%    5.40%      5.44%        5.30%*
Portfolio turnover ...............       234%         234%        234%       391%        202%     234%       357%         166%

--------------
 + Includes 0.09% and 0.03% of interest expense related to the reverse repurchase agreements during the periods ended January 31, 2001 and July 31, 1999, respectively.

++ Includes 0.18% of interest expense related to the reverse repurchase agreement during the period ended January 31, 2001.

+++ Includes 0.18% of interest expense related to the reverse repurchase agreement during the period ended January 31, 2001.

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period December 11, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                   PACE
                                                                   MUNICIPAL FIXED INCOME INVESTMENTS
                                    ----------------------------------------------------------------------------------------------

                                     CLASS A    CLASS C                                     CLASS P
                                    ---------  --------     ----------------------------------------------------------------------
                                     FOR THE     FOR THE      FOR THE
                                      PERIOD      PERIOD     SIX MONTHS
                                       ENDED       ENDED        ENDED
                                    JANUARY 31,  JANUARY 31,  JANUARY 31,          FOR THE YEARS ENDED JULY 31,     FOR THE PERIOD
                                      2001(a)     2001(b)        2001     ---------------------------------------        ENDED
                                    (UNAUDITED) (UNAUDITED)  (UNAUDITED)   2000#       1999      1998     1997     JULY 31, 1996(c)
                                     ---------   ---------    ---------   ------      ------    ------   -------   ---------------
Net asset value, beginning
 of period .......................    $12.43      $12.19     $12.15      $12.44     $12.70     $12.67    $12.32       $12.00
                                      ------      ------     ------      ------     ------     ------    ------       ------
Net investment income ............      0.01        0.07       0.33        0.57       0.56       0.58      0.61         0.49
Net realized and unrealized
 gains (losses) from
 investments .....................     (0.03)       0.24       0.27       (0.29)    (0.26)       0.02      0.38         0.27
                                      ------      ------     ------      ------     ------     ------    ------       ------
Net increase (decrease) from
 investment operations ...........     (0.02)       0.31       0.60        0.28      0.30        0.60     0.99          0.76
                                      ------      ------     ------      ------     ------     ------    ------       ------
Dividends from net
 investment income ..............         --       (0.08)     (0.33)      (0.57)    (0.56)      (0.57)   (0.61)        (0.43)
Distributions from net
 realized gains from
 investments ....................         --          --         --          --        --          --    (0.03)        (0.01)
                                      ------      ------     ------      ------     ------     ------    ------       ------
Total dividends and
 distributions ..................         --       (0.08)     (0.33)      (0.57)    (0.56)      (0.57)   (0.64)        (0.44)
                                      ------      ------     ------      ------     ------     ------    ------       ------
Net asset value, end of period....    $12.41      $12.42     $12.42      $12.15    $12.44     $12.70    $12.67        $12.32
                                      ======      ======     ======      ======    ======     ======    ======        ======
Total investment return (1)......      (0.16)%      2.57%      4.97%       2.37%     2.34%      4.87%     8.30%         6.38%
                                      ======      ======     ======      ======    ======     ======    ======        ======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) .........................    $ 1         $ 1       $49,475      $53,594  $56,659    $51,638  $34,292        $17,765
Expenses to average net
assets, net of fee waivers
and expense reimbursements            1.11%*        1.62%*     0.85%*      0.85%     0.85%      0.85%    0.85%          0.85%*
Expenses to average net
 assets, before fee waivers
 and expense
 reimbursements .................     1.11%*        1.62%*     0.87%*      0.89%     0.89%       0.93%   1.40%          1.74%*
Net investment income
 to average net assets, net
 of fee waivers and expense
 reimbursements .................       4.20%*      3.69%*     4.46%*      4.68%     4.42%       4.67%   5.08%          4.95%*
Net investment income to
 average net assets, before
 fee waivers and expense
 reimbursements .................       4.20%*      3.69%*     4.44%*      4.64%     4.38%       4.59%   4.53%          4.07%*
Portfolio turnover ........               29%         29%        29%         33%       11%         34%     15%            78%

-------------
*    Annualized.

# Investment advisory functions for this portfolio were transferred from Deutsche Asset Management, Inc. to Standish, Ayer & Wood, Inc. on June 1, 2000.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period January 23, 2001 (commencement of issuance) through January 31, 2001.

(b) For the period December 4, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                        PACE
                                                             GLOBAL FIXED INCOME INVESTMENTS
                             -----------------------------------------------------------------------------------------------------

                              CLASS A      CLASS C      CLASS Y                               CLASS P
                             ---------    --------     ----------   --------------------------------------------------------------
                              FOR THE      FOR THE      FOR THE       FOR THE
                              PERIOD       PERIOD      PERIOD       SIX MONTHS                                           FOR THE
                               ENDED        ENDED       ENDED         ENDED                                               PERIOD
                             JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,       ENDED
                              2001(a)      2001(b)      2001(c)         2001    --------------------------------------    JULY 31,
                            (UNAUDITED)# (UNAUDITED)# (UNAUDITED)# (UNAUDITED)#   2000      1999      1998      1997      1996(d)
                             ----------  ---------      -------     ------       ------    ------   -------   -------    -------
Net asset value,
 beginning  of period......   $10.45      $10.38        $10.73     $ 10.68      $11.82    $ 12.25    $12.17    $12.33    $12.00
                              ------      ------        ------     -------      ------    -------    ------    ------    ------

Net investment  income.......   0.07        0.06          0.02       0.19         0.53       0.65      0.62      0.64      0.53
Net realized and
  unrealized
  gains (losses) from
  investments and foreign
  currency...................   0.29        0.36          0.02       0.11        (1.10)      0.20     (0.03)    (0.21)     0.27
                              ------      ------        ------     -------      ------    -------    ------    ------    ------
Net increase
  (decrease) from
  investment
  operations.................   0.36        0.42          0.04       0.30        (0.57)      0.85      0.59      0.43      0.80
                              ------      ------        ------     -------      ------    -------    ------    ------    ------
Dividends from net
  investment income.........   (0.08)      (0.07)        (0.04)     (0.25)       (0.42)     (0.81)    (0.40)    (0.51)    (0.46)
Distributions from net
  realized gains from
  investments................     --         --            --          --        (0.09)     (0.47)    (0.11)    (0.08)    (0.01)
Dividends from paid in capital    --         --            --          --        (0.06)        --        --       --         --
                              ------      ------        ------     -------      ------    -------    ------    ------    ------
Total dividends and
  distributions..............  (0.08)      (0.07)       (0.04)      (0.25)       (0.57)     (1.28)    (0.51)    (0.59)    (0.47)
                              ------      ------        ------     -------      ------    -------    ------    ------    ------
Net asset value, end of
   period.................... $10.73      $10.73        $10.73     $ 10.73     $ 10.68    $ 11.82    $12.25   $ 12.17    $12.33
                              ======      ======        ======     ======-     =======    =======    ======   =======    ======
 Total investment return (1)    3.42%      4.02%          0.37%       2.91%      (4.97)%     6.49%     4.88%     3.54%     6.68%
                              ======      ======        ======     =======     =======    ======     ======   =======    ======
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..............       $ 7         $55          $  1        $98,597    $100,831   $101,143   $88,838   $60,279   $38,296
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements............   1.21%*     1.72%*          0.95%*      0.95%*      0.95%      0.95%     0.95%     0.95%     0.95%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements.............  1.48%*     1.99%*          1.22%*      1.22%*      1.18%      1.17%     1.23%     1.29%     1.61%*
Net investment income
  to average net assets, net
  of fee waivers and expense
  reimbursements............   3.92%*     3.41%*          3.66%*      3.96%*      4.50%      4.57%     5.10%     5.36%     5.24%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements.......        3.65%*     3.14%*          3.39%*      3.69%*     4.27%       4.35%     4.82%     5.02%     4.58%*
Portfolio turnover.....         190%       190%            190%        190%       170%        226%      125%      270%      197%

----------------
 *    Annualized.

 # A portion of the investment advisory function for this portfolio was transferred from Rogge Global Partners plc to Fischer Francis Trees & Watts, Inc. (and its affiliates) on October 10, 2000.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charge or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period December 11, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period January 16, 2001 (commencement of issuance) through January 31, 2001.

(d) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      PACE
                                                    LARGE COMPANY VALUE EQUITY INVESTMENTS
                  -----------------------------------------------------------------------------------------------------------------

                   CLASS A      CLASS B      CLASS C      CLASS Y                               CLASS P
                  ---------    ---------    --------     ----------   -------------------------------------------------------------
                   FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                   PERIOD       PERIOD       PERIOD      PERIOD       SIX MONTHS                                          FOR THE
                    ENDED        ENDED        ENDED       ENDED         ENDED                                             PERIOD
                  JANUARY 31,  JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,     ENDED
                   2001(a)      2001(a)      2001(a)      2001(b)         2001    --------------------------------------  JULY 31,
                 (UNAUDITED)# (UNAUDITED)# (UNAUDITED)# (UNAUDITED)# (UNAUDITED)#  2000#      1999      1998      1997    1996(c)
                  ----------  ---------      -------     ------       ------       ------   -------   -------    -------  ----------
Net asset value,
  beginning of
  period...........   $16.76    $16.76       $16.76      $17.15       $16.35      $21.14     $20.27  $20.03     $14.07   $12.00
                      ------    ------       ------      ------       ------      ------     ------  ------     ------   ------
Net investment
  income......... .     0.01       --**         --**        --@         0.09        0.15       0.13    0.14       0.11     0.12
Net realized
  and unrealized
  gains (losses)
  from investments
  and futures......     0.92      0.92         0.92        0.56         1.43       (3.17)      2.34    1.63      6.61     2.02
                      ------    ------       ------      ------       ------      ------     ------  ------     ------   ------
Net increase
 (decrease) from
 investment
 operations........     0.93      0.92        0.92         0.56        1.52        (3.02)      2.47    1.77      6.72     2.14
                      ------    ------       ------      ------       ------      ------     ------  ------     ------   ------
 Dividends from
  net investment
  income...........      --        --           --          --        (0.16)       (0.14)     (0.14)  (0.14)    (0.11)   (0.05)
Distributions
  from net realized
  gains from
  investments.... .      --        --           --          --          --         (1.63)     (1.46)  (1.39)    (0.65)   (0.02)
                      ------    ------       ------      ------       ------      ------     ------  ------     ------   ------
Total dividends
 and
 distributions... .      --        --           --          --       (0.16)        (1.77)     (1.60)   (1.53)   (0.76)   (0.07)
                      ------    ------       ------      ------       ------      ------     ------  ------     ------   ------
Net asset value,
 end of period... .   $17.69   $17.68       $17.68       $17.71    $ 17.71        $16.35     $21.14  $20.27    $20.03   $14.07
                      ======   ======       ======       ======    =======        ======     ======  ======    ======   ======
Total investment
  return (1)..... .     5.55%    5.49%        5.49%        3.27%      9.37%       (14.74)%    12.82%  9.89%     49.13%  17.90%
                      ======   ======       ======       ======    =======        ======     ======  ======    ======   ======
Ratios/Supplemental
  Data:
Net assets, end of
 period (000's)....   $ 174    $  236       $ 222        $15      $372,325      $335,294  $375,465 $266,354  $180,807 $80,897
Expenses to
  average net assets,
  net of fee waivers
  and expense
  reimbursements....    1.20%*  1.97%*      1.96%*       0.94%*      0.94%*       0.96%     0.96%   0.98%        1.00%  1.00%*
Expenses to average
  net assets,
  before fee waivers
  and expense
  reimbursements...     1.27%*  2.04%*      2.03%*       1.01%*      0.96%*       0.96%     0.96%   0.98%        1.06%  1.40%*
Net investment income
  to average net
  assets,
  net of fee
  waivers and expense
  reimbursements....    0.85%*  0.08%*      0.09%*       1.11%*      1.07%*       0.85%     0.71%   0.82%        0.81%  1.22%*
Net investment income to
  average net assets,
  before fee
  waivers and expense
  reimbursements...     0.83%*  0.06%*      0.07%*       1.09%*      1.05%*       0.85%     0.71%   0.82%        0.75%  0.82%*
Portfolio turnover..     142%    142%        142%         142%         142%        195%       40%     34%          46%    38%


-------------
*    Annualized.

# Investment advisory functions for this portfolio were transferred from Brinson Partners, Inc. to Institutional Capital Corp. and Westwood Management Corp. on July 1, 2000. State Street Global Advisors assumed investment advisory functions with respect to a portion of the Portfolio on October 10, 2000.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

**   Amount is less than ($0.005) per share.

@    Amount is less than $0.005 per share.

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period January 19, 2001 (commencement of issuance) through January 31, 2001.

(c) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:




                                                                           PACE
                                                             LARGE COMPANY GROWTH EQUITY INVESTMENTS
                             -----------------------------------------------------------------------------------------------------

                              CLASS A      CLASS B      CLASS C                              CLASS P
                             ---------    --------     ----------   --------------------------------------------------------------
                              FOR THE      FOR THE     FOR THE       FOR THE
                              PERIOD       PERIOD      PERIOD       SIX MONTHS                                           FOR THE
                               ENDED        ENDED       ENDED         ENDED                                               PERIOD
                             JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,       ENDED
                              2001(a)      2001(a)      2001(a)         2001    --------------------------------------    JULY 31,
                            (UNAUDITED)+ (UNAUDITED)+ (UNAUDITED)+ (UNAUDITED)+   2000      1999      1998#     1997      1996(b)
                             ----------  ---------      -------     ------       ------    ------   -------   -------    -------
Net asset value, beginning
 of period .................  $21.61     $21.61         $21.61      $29.70       $25.88     $22.99    $19.28  $13.27      $12.00
                              ------     ------         ------      ------       ------     ------    ------  ------      ------
Net investment income
 (loss).....................   (0.01)     (0.02)         (0.03)      (0.05)       (0.12)    (0.05)    (0.03)    0.03        0.03
Net realized and unrealized
 gains (losses) from
 investments ................  (0.24)     (0.26)         (0.28)      (4.95)        4.69      4.44      4.79     6.01        1.26
                              ------     ------         ------      ------       ------     ------    ------  ------      ------
Net increase (decrease) from
 investment operations ......  (0.25)     (0.28)         (0.28)      (5.00)        4.57      4.39      4.76     6.04        1.29
                              ------     ------         ------      ------       ------     ------    ------  ------      ------
Dividends from net
 investment income ..........     --         --             --          --          --         --     (0.01)   (0.03)      (0.02)
Distributions from net
 realized
 gains from investments ....      --         --             --       (3.33)       (0.75)    (1.50)    (1.04)     --          --
                              ------     ------         ------      ------       ------     ------    ------  ------      ------
Total dividends and
distributions ..............      --         --             --       (3.33)       (0.75)    (1.50)    (1.05)   (0.03)      (0.02)

Net asset value, end of
 period....................   $21.36     $21.33         $21.33      $21.37       $29.70    $25.88     22.99   $19.28      $13.27
                              ======     ======         ======      ======       ======    ======    ======   ======      ======
Total investment
 return (1)................    (1.16)%    (1.30)%        (1.30)%    (16.66)%     17.76%     19.66%    26.40%  45.61%       10.76%
                              ======     ======         ======      ======       ======    ======    ======   =======     ======
Ratios/Supplemental Data:
Net assets, end of period
(000's) ....................   $247      $212           $185      $383,336    $436,806   $379,988  $275,461 $160,334      $69,248
Expenses to average net
 assets, net of fee waivers
 and expense
 reimbursements ............    1.17%*    1.94%*          1.92%*      0.95%*      0.94%      0.97%     1.00%    1.00%       1.00%*
Expenses to average net
 assets, before fee waivers
 and expense
 reimbursements ...........     1.23%*    2.00%*          1.98%*      0.97%*      0.94%      0.97%     1.02%     1.05%      1.33%*
Net investment income
 (loss) to average net
 assets, net of fee waivers
 and expense
 reimbursements ............   (0.66)%   (1.32)%         (1.33)%     (0.43)%     (0.42)     (0.24)    (0.14)     0.22%      0.33%*
Net investment income (loss)
 to average net assets,
 before fee waivers and
 expense reimbursements ....   (0.72)%    (1.38)%        (1.39)%     (0.46)%     (0.42)     (0.24)    (0.16)     0.17%     (0.01)%*
Portfolio turnover .........      116%       116%           116%        116%        59%        43%      102%       73%         65%

-------------
*    Annualized.

# Investment advisory functions for this portfolio were transferred from Chancellor LGT Asset Management, Inc. to Alliance Capital Management L.P. on November 10, 1997.

+ A portion of the investment advisory function for this portfolio was transferred from Alliance Capital Management L.P. to State Street Global Advisors on October 10, 2000.

(1) Total investment return is calculated assuming $10,000 invetsment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      PACE
                                                    SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
                  -----------------------------------------------------------------------------------------------------------------

                   CLASS A      CLASS B      CLASS C      CLASS Y                               CLASS P
                  ---------    ---------    --------     ----------   -------------------------------------------------------------
                   FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                   PERIOD       PERIOD       PERIOD      PERIOD       SIX MONTHS                                          FOR THE
                    ENDED        ENDED        ENDED       ENDED         ENDED                                             PERIOD
                  JANUARY 31,  JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,     ENDED
                   2001(a)      2001(b)      2001(a)      2001(c)         2001    --------------------------------------  JULY 31,
                 (UNAUDITED)# (UNAUDITED)# (UNAUDITED)# (UNAUDITED)# (UNAUDITED)#  2000#     1999      1998      1997    1996(d)
                  ----------  ---------      -------     ------       ------       ------   -------   -------    -------  ---------
Net asset value,
  beginning of
  period........   $13.91     $13.86         $13.91       $13.69     $13.33       $15.75    $17.39    $17.52    $12.29    $12.00
                   ------     ------         ------       ------     ------       ------    ------    ------    ------    ------
Net investment
 income
 (loss)........      0.00@     (0.01)        (0.01)         0.00@      0.09         0.10      0.06      0.10      0.12      0.10
Net realized and
  unrealized gains
 (losses) from
  investments...     2.07       2.11          2.06          2.30       2.73        (1.79)    (0.06)     1.14      5.55      0.23
                   ------     ------         ------       ------     ------       ------    ------    ------    ------    ------
Net increase
  (decrease) from
  investment
  operations...      2.07       2.10          2.05          2.30       2.82        (1.69)     0.00      1.24      5.67      0.33
                   ------     ------         ------       ------     ------       ------    ------    ------    ------    ------
Dividends from
  net investment
  income........       --         --           --            --       (0.16)       (0.06)    (0.09)    (0.13)    (0.10)    (0.04)
Distributions
  from net realized
  gains from
  investments...       --         --           --            --          --        (0.67)    (1.55)    (1.24)    (0.34)       --
                   ------     ------         ------       ------     ------       ------    ------    ------    ------    ------
Total dividends
 and distributions     --         --           --            --       (0.16)       (0.73)    (1.64)    (1.37)    (0.44)    (0.04)
                   ------     ------         ------       ------     ------       ------    ------    ------    ------    ------
Net asset value
 end of period..   $15.98     $15.96        $15.96        $15.99     $15.99       $13.33    $15.75    $17.39    $17.52    $12.29
                   ======    =======        ======        ======     ======       ======   ======     ======    ======    ======
Total investment
 return (1).....    14.88%     15.15%        14.74%        16.80%     21.38%      (10.59)%    1.16%     6.97%    46.99%     2.76%
                   ======    =======        ======        ======     ======       ======   ======     ======    ======    ======
Ratios/Supplemental
 Data:
Net assets, end
 of period (000's).. $ 173     $141          $211         $ 35     $230,856     $213,749  $206,131  $183,558  $135,047   $63,894
Expenses to average
  net assets,
  net of fee waivers
  and expense
  reimbursements...  1.25%*     2.02%*        2.01%*        0.99%*    0.99%*         1.00%     1.00%     0.99%     1.00%    1.00%*
Expenses to average net assets,
  before fee
  waivers and
  expense
  reimbursements.... 1.25%*     2.02%*        2.01%*        0.99%*    0.99%*         1.01%     1.01%    1.00%     1.12%     1.51%*
Net investment
  income (loss) to
  average net assets,
  net of fee
  waivers and expense
  reimbursements... (0.19)%*   (0.96)%*      (0.95)%*       0.07%*     1.29%*       0.77%      0.42%    0.61%     1.00%     1.07%*
Net investment
  income (loss) to
  average net assets,
  before fee
  waivers and expense
  reimbursements....  (0.19)% *(0.96)%*      (0.95)%*       0.07%*     1.29%*       0.76%      0.41%    0.95%     0.88%     0.56%*
Portfolio
 turnover..........       66%     66%           66%           66%      66%            83%        57%      42%       39%       30%

-------------
*    Annualized.

# Prior to October 4, 1999, Brandywine Asset Management, Inc. (Brandywine") served as investment adviser. From October 4, 1999 to October 9, 2000, Brandywine and Ariel Capital Management, Inc. (Ariel") served as investment advisers. On October 10, 2000, ICM Asset Management, Inc. joined Ariel as an investment adviser, replacing Brandywine.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

@    Amount is less than $0.005 per share.

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period November 28, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period December 20, 2000 (commencement of issuance) through January 31, 2001.

(d) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:




                                                                                 PACE
                                                            SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
                             -----------------------------------------------------------------------------------------------------

                              CLASS A      CLASS B      CLASS C                               CLASS P
                             ---------    --------     ----------   --------------------------------------------------------------
                              FOR THE      FOR THE     FOR THE       FOR THE
                              PERIOD       PERIOD      PERIOD       SIX MONTHS                                           FOR THE
                               ENDED        ENDED       ENDED         ENDED                                               PERIOD
                             JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,       ENDED
                              2001(a)      2001(a)      2001(a)         2001    --------------------------------------    JULY 31,
                            (UNAUDITED)+ (UNAUDITED)+ (UNAUDITED)+ (UNAUDITED)+   2000      1999     1998      1997#      1996(b)
                             ----------  ---------      -------     ------       ------    ------   -------   -------    -------
Net asset value, beginning
  of period..................    $17.19     $17.19     $17.19       $ 30.27      $20.62    $15.80    $14.44   $ 11.20     $12.00
                                 ------     ------     ------       -------     -------   -------    ------   -------     ------

Net investment loss.........      (0.03)     (0.02)     (0.02)       (0.06)       (0.19)    (0.08)    (0.03)    (0.02)      0.00**
Net realized and unrealized
  gains (losses) from
  investments ..............      (0.88)     (0.90)     (0.91)       (5.46)       12.58      5.28      2.03      3.26      (0.78)
                                 ------     ------     ------       -------     -------   -------    ------   -------     ------
Net increase (decrease) from
  investment operations......     (0.91)     (0.92)     (0.93)       (5.52)       12.39      5.20      2.00      3.24      (0.78)
                                 ------     ------     ------       -------     -------   -------    ------   -------     ------
Dividends from net
  investment income.............     --         --         --           --          --         --       --         --      (0.02)
Distributions from net realized
  gains from investments........     --         --         --        (8.46)      (2.74)     (0.38)    (0.64)       --         --
                                 ------     ------     ------       -------     -------   -------    ------   -------     ------

Total dividends and
  distributions.................     --         --         --        (8.46)      (2.74)     (0.38)    (0.64)       --      (0.02)
                                 ------     ------     ------       -------     -------   -------    ------   -------     ------
Net asset value, end of period.. $16.28     $16.27     $16.26       $ 16.29     $30.27     $20.62    $15.80    $14.44     $11.20
                                 ======     ======     ======       =======    ========   =======    ======   ========    ======
Total investment return (1)       (5.29)%    (5.35)%    (5.41)%     (17.70)%     62.30%     33.62%    14.44%    28.93%     (6.55)%
                                 ======     ======     ======       =======    ========   =======    ======   ========    ======
Ratios/Supplemental Data:
Net assets, end of period
  (000's)....................... $418       $174       $ 257      $273,279    $319,571  $265,405   $198,855   $125,609   $63,364
Expenses to average net
  assets, net of fee
  waivers and expense
  reimbursements................  1.21%*      1.98%*     1.97%*     0.95%*       0.95%     1.00%       1.00%      1.00%     1.00%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements................  1.22%*      1.99%*     1.98%*     0.96%*       0.96%     1.01%       1.03%      1.08%     1.27%*
Net investment loss
  to average net assets, net
  of fee waivers and
  expense reimbursements........ (1.48)%*    (2.25)%*   (2.24)%*  (0.63)%*      (0.64)%   (0.48)%    (0.20)%     (0.21)%   (0.14)%*
Net investment loss to
  average net assets,
  before fee waivers and
  expense reimbursements........ (1.49)%*    (2.26)%*   (2.25)%*  (0.63)%*      (0.65)%   (0.49)%    (0.23)%     (0.29)%   (0.41)%*
Portfolio turnover..............     31%         31%        31%        31%         81%       102%      131%        247%      115%

----------------
*    Annualized.

**   Amount is less than ($0.005) per share

# Investment advisory functions for this portfolio were transferred from Westfield Capital Management Company, Inc. to Deleware Investment Advisors, Inc. on December 17, 1996

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                PACE
                                                   INTERNATIONAL EQUITY INVESTMENTS
                  -----------------------------------------------------------------------------------------------------------------

                   CLASS A      CLASS B      CLASS C      CLASS Y                               CLASS P
                  ---------    ---------    --------     ----------   -------------------------------------------------------------
                   FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                   PERIOD       PERIOD       PERIOD      PERIOD       SIX MONTHS                                          FOR THE
                    ENDED        ENDED        ENDED       ENDED         ENDED                                             PERIOD
                  JANUARY 31,  JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,     ENDED
                   2001(a)      2001(a)      2001(a)      2001(b)        2001     --------------------------------------  JULY 31,
                  (UNAUDITED) (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)    2000      1999      1998      1997    1996(c)
                   ---------   ---------    ---------    ---------    ---------    ------   -------   -------    -------  ---------
Net asset value,
  beginning of
  period........... $15.25   $15.25         $15.25        $14.96       $18.67      $17.18     $16.54    $15.66    $12.79  $12.00
                    ------   ------         ------        ------       ------      ------     ------    ------    ------  ------

Net investment
  income (loss)....   0.00@   (0.02)         (0.02)         0.00@       (0.02)       0.07       0.07      0.16      0.10    0.12
Net realized and
   unrealized gains
  (losses) from
  investments and
  foreign currency.. (0.07)   (0.01)        (0.02)          0.27        (2.16)       2.51       1.10      1.20      2.97    0.73
                    ------   ------         ------        ------       ------      ------     ------    ------    ------  ------

Net increase
  (decrease) from
  investment
  operations........ (0.07)   (0.03)        (0.04)          0.27        (2.18)       2.58       1.17      1.36      3.07    0.85
                    ------   ------         ------        ------       ------      ------     ------    ------    ------  ------

Dividends from net
  investment
  income. ........      --       --           --            --          (0.04)      (0.12)     (0.19)    (0.16)    (0.13)  (0.06)
Distributions
  from net realized
  gains from
  investments.......    --       --           --            --          (1.22)      (1.02)     (0.34)    (0.32)    (0.07)     --
                    ------   ------         ------        ------       ------      ------     ------    ------    ------  ------

Total dividends
 and distributions..    --       --           --            --          (1.26)      (1.14)     (0.53)    (0.48)    (0.20)  (0.06)
                    ------   ------         ------        ------       ------      ------     ------    ------    ------  ------

Capital contribution
 from Sub-Adviser...    --       --           --            --             --        0.05        --        --       --       --
                    ------   ------         ------        ------       ------      ------     ------    ------    ------  ------

Net asset value,
 end of period...   $15.18   $15.22        $15.21          $15.23      $15.23      $18.67     $17.18   $16.54     $15.66  $12.79
                    ======   ======        ======         =======      ======      ======     ======   ======     ======  ======
Total investment
 return (1)........  (0.46)%  (0.20)%       (0.26)%         1.80%      (11.66)%     14.91%      7.33%    9.27%     24.30%   7.08%
                    ======   ======        ======         =======      ======      ======     ======   ======     ======  ======
Ratios/Supplemental
  Data:
Net assets, end of
 period (000's).... $3,016   $ 76         $ 175           $33        $233,880    $246,452   $214,017   $164,477  $102,979 $45,331
Expenses to average
  net assets,
  net of fee waivers
  and expense
  reimbursements....  1.42%*    2.19%*      2.18%*          1.16%*       1.16%*      1.16%      1.22%     1.21%     1.35%   1.50%*
Expenses to average
  net assets,
  before fee waivers
  and expense
  reimbursements....  1.42%*    2.19%*      2.18%*          1.16%*       1.16%*      1.16%        1.22%   1.21%     1.35%   1.81%*
Net investment income
  (loss) to
  average net assets,
  net of fee waivers
  and expense
  reimbursements.... (0.77)%*  (1.54)%*    (1.53)%*        (0.51)%*     (0.35)%*     0.37%    0.53%       1.14%     0.95%   1.35%*
Net investment
  income (loss) to
  average net assets,
  before fee
  waivers and expense
  reimbursements.... (0.77)%*  (1.54)%*    (1.53)%*        (0.51)%*     (0.35)%    * 0.37%       0.53%    1.14%      0.95%  1.04%*
Portfolio turnover..    31%       31%         31%             31%          31%         72%         89%      56%        55%    25%

------------
*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. If not for the sub-advisor's capital contribution of approximately $0.05 per share, the total return for the year ended July 31, 2000 would have been 14.60%.

@    Amount is less than $0.005 per share.

(a) For the period November 27, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period January 17, 2001 (commencement of issuance) through January 31, 2001.

(c) For the period August 24, 1995 (commencement of operations) through July 31, 1996.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:




                                                                           PACE
                                                          INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
                             -----------------------------------------------------------------------------------------------------

                              CLASS A      CLASS B      CLASS Y                               CLASS P
                             ---------    --------     ----------   --------------------------------------------------------------
                              FOR THE      FOR THE     FOR THE       FOR THE
                              PERIOD       PERIOD      PERIOD       SIX MONTHS                                           FOR THE
                               ENDED        ENDED       ENDED         ENDED                                               PERIOD
                             JANUARY 31,   JANUARY 31, JANUARY 31.   JANUARY 31,       FOR THE YEARS ENDED JULY 31,       ENDED
                              2001(a)      2001(b)      2001(c)         2001    --------------------------------------    JULY 31,
                            (UNAUDITED)  (UNAUDITED) (UNAUDITED)   (UNAUDITED)   2000      1999      1998      1997       1996(d)
                             ----------  ---------      -------     ------       ------    ------   -------   -------    -------
Net asset value, beginning
  of period............       $ 9.82      $ 9.14        $ 9.13       $ 11.96     $ 12.05  $ 10.41   $ 15.60   $ 12.49    $ 12.00
                              ------      ------        ------       -------     -------  -------   -------   -------    -------

Net investment income
  (loss)...............       (0.01)       (0.01)        (0.02)        (0.02)      (0.01)    0.09      0.09      0.06       0.07

Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency.............        0.61          1.28         1.30         (1.52)       0.02     1.62     (5.23)     3.09       0.44
                              ------      ------        ------       -------     -------  -------   -------   -------    -------

Net increase (decrease) from
  investment
  operations...........        0.60          1.27         1.28         (1.54)       0.01     1.71     (5.14)     3.15       0.51
                              ------      ------        ------       -------     -------  -------   -------   -------    -------

Dividends from net
  investment
  income...............        --             --            --            --       (0.10)   (0.07)    (0.05)    (0.04)     (0.02)
                              ------      ------        ------       -------     -------  -------   -------   -------    -------

Net asset value, end of
 period................      $10.42        $10.41        $10.41      $ 10.42    $ 11.96  $ 12.05   $ 10.41   $ 15.60.     12.49
                             ======       =======       =======      =======    =======  =======   =======   =======      =====
Total investment
 return (1)...........         6.11%        13.89%         14.02%      (12.88)%    (0.02)%  16.66%   (32.99)%  25.31%       4.23%
                             ======       =======       =======      =======    =======  =======   =======   =======      =====
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..............      $13            $36           $31         $83,768     $82,179 $88,497   $63,237   $54,759     $25,481
Expenses to average net
  assets, net of fee
  waivers and expense
  reimbursements.......        1.76%*        2.53%*         2.52%*      1.50%*      1.50%    1.50%     1.50%     1.50%      1.50%*
Expenses to average net
  assets, before fee
  waivers and expense
  reimbursements.......        2.08%*        2.85%*         2.84%*      1.82%*      1.75%    1.79%     1.79%     2.09%      2.35%*
Net investment income (loss)
  to average net assets, net
  of fee waivers and expense
  reimbursements.......       (0.50)%*      (1.27)%*       (1.26)%*    (0.48)%*    (0.08)%   1.05%     0.98%     0.63%      0.94%*
Net investment income
  (loss) to
  average net assets,
  before fee waivers
  and expense
  reimbursements.......       (0.82)%*      (1.59)%*      (1.58)%*     (0.80)%*    (0.33)%   0.76%     0.69%      0.04%     0.08%*
Portfolio turnover.....          53%           53%            53%       53%          115%       66%       51%       39%       22%

-------------
*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(a) For the period December 11, 2000 (commencement of issuance) through January 31, 2001.

(b) For the period December 22, 2000 (commencement of issuance) through January 31, 2001.

(c) For the period December 1, 2000 (commencement of issuance) through January 31, 2001.

(d) For the period August 24, 1995 (commencement of operations) through July 31, 1996.


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